Putnam
Asset
Allocation
Funds

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99


[LOGO: BOSTON * LONDON * TOKYO]



Performance highlights

  Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.


[GRAPHIC OMITTED: horizontal bar chart TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                   25%

Small-cap growth stocks                   15

Value stocks                              25

International equities                    15

Domestic fixed-income securities           5

International fixed-income securities      5

High-yield securities                      5

Cash and money market securities           5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.


[GRAPHIC OMITTED: horizontal bar chart TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                   20%

Small-cap growth stocks                   10

Value stocks                              20

International equities                    15

Domestic fixed-income securities          10

International fixed-income securities     10

High-yield securities                     10

Cash and money market securities           5


* Conservative Portfolio is designed to seek income while protecting the original value of the investment for investors concerned about maintaining their purchasing power.


[GRAPHIC OMITTED: horizontal bar chart TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                   10%

Small-cap growth stocks                    5

Value stocks                              10

International equities                    10

Domestic fixed-income securities          35

International fixed-income securities     15

High-yield securities                     10

Cash and money market securities           5


* The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The merits of diversification were well demonstrated during the first half of Putnam Asset Allocation Funds' fiscal 1999 as the world's securities markets delivered widely divergent results in a generally volatile environment.

The broad-based expertise of Putnam's Asset Allocation team, headed by William J. Landes, guided each portfolio's structure, drawing from virtually all asset classes to deliver commendable results.

The management team with its access to full-spectrum global research, dedication to style consistency, clearly stated risk/reward parameters, and well-defined performance goals is uniquely equipped to manage your funds' comprehensive scope.

In the following report, Bill reviews the economic and investment environment in each key market during the semiannual period and then offers his perspective on the outlook for the remainder of the fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999



Report from the Fund Manager
William J. Landes

Resurgent financial and political instability in many of the world's developing countries had a dramatic effect on securities markets around the globe throughout the six months ended March 31, 1999. In this environment, the diversification benefits offered by the funds' mix of asset classes enabled investors to take advantage of the stronger-performing classes while reducing the effects of market volatility. See the performance summary that begins on page 9 for a detailed overview of each portfolio's performance.

* U.S. EQUITIES: VOLATILE, BUT REWARDING

Strong economic fundamentals helped push prices higher as the U.S. unemployment rate fell to a record 29-year low, GDP surged at a higher-than-expected rate, and consumer confidence heightened. While interest rates rose sharply in February on fears of a U.S. Federal Reserve Board rate increase, the Fed ultimately chose to leave rates unchanged at its March meeting.

Stocks: U.S. equity markets continued their bull run into 1999 with the Dow passing the 10,000 mark. The market's advance was narrow with large-cap stock prices setting new performance records. Small-cap stocks, however, generally did not participate, widening an already substantial performance gap. Similarly, the performance rifts between growth and value stocks expanded.

Within the U.S. equity component of the portfolios, the decision to overweight large-cap growth stocks was a major contributor to performance, since growth stocks continued to outperform value stocks and large caps to outperform small caps over the period. Solid security selection in the large-cap growth sector helped boost the portfolios' performance, as did overweight positions in high-flying industry sectors such as technology and consumer cyclicals and an underweight position in the weaker utilities sector.

Bonds: U.S. bond yields moved sharply higher -- and prices lower -- during the period in response to robust U.S. economic growth and concerns that the Fed would boost interest rates. Concern that Japanese investors would withdraw funds from the U.S. bond market also drove rates higher. In this environment, fixed-income spread sectors -- such as the high-yield sector -- significantly outperformed U.S. Treasuries of comparable duration as the flight-to-quality trade that began in August 1998 continued to reverse itself.

In the U.S. investment-grade fixed-income portion of the portfolios, sector rotation and security selection contributed positively to performance. The fixed-income component benefited from an emphasis on spread sectors versus Treasuries and superior security selection within these sectors.

Within the fixed-income portion of the portfolios, we are maintaining an overweight allocation to high-yield bonds. Valuations in the high-yield sector remain attractive, reflecting the extreme spread widening that occurred in late summer and early fall 1998. With this valuation cushion in place, we are comfortable with a strong emphasis on this attractively priced asset class over the next few months.


[GRAPHIC OMITTED: worm chart WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of $10,000 investment

                                                    Salomon Brothers
              First Boston      Lehman Brothers          Non-U.S.
              High Yield        Aggregate Bond       World Government
Date          Bond Index1           Index2               Index3

3/31/98          10,000             10,000                10,000
4/30/98          10,075             10,052                10,220
5/31/98          10,105             10,148                10,203
6/30/98          10,126             10,234                10,167
7/31/98          10,197             10,255                10,179
8/31/98           9,505             10,422                10,458
9/30/98           9,504             10,666                11,144
10/31/98          9,315             10,610                11,647
11/30/98          9,787             10,670                11,409
12/31/98          9,765             10,702                11,731
1/31/99           9,856             10,779                11,547
2/28/99           9,836             10,590                11,142
3/31/99          $9,925            $10,649               $11,163

Footnote reads:
1 First Boston High Yield Bond Index. 2 Lehman Brothers Aggregate Bond Index. 3 Salomon Brothers Non-U.S. World Government Bond Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.



* DEVELOPED NATIONS LEAD INTERNATIONAL PERFORMANCE

The period was marked by significant global developments, including the introduction of the euro, the devaluation of the Brazilian currency, rebounding Asian economies, and a powerful rally in the Japanese equity market. Beyond Japan, Pacific Basin economies continued to show improvement with a corresponding rise in consumer confidence, suggesting that the recoveries in this region should be sustainable.

Stocks: Foreign stock markets turned in a mixed performance during the period. The Japanese and Australian stock markets have done quite well, outperforming the U.S. market, while the German stock market index has lagged the Standard & Poor's 500(R) Index by a considerable margin. However, the strength of the dollar has caused unhedged international investments to underperform.

In Europe, the surprising weakness of the euro seems to have rattled European equity markets. At the time of its inauguration, the euro seemed likely to prove a strengthening currency. However, it has weakened by nearly 10% against the U.S. dollar since then. While this weakness is problematic, we do not necessarily believe it is a foreshadowing of difficult times for European stock markets. In fact, we continue to expect strong performance from European stocks in 1999.

In the United Kingdom, we believe that the market may have begun a virtuous circle, in which the Bank of England continues to ease interest rates, the pound weakens, exporters benefit, earnings recover, and the stock market outperforms.

In Japan, the market has begun 1999 with some surprising gains but remains problematic. Emerging stock markets have been mixed, with Mexico rising strongly even as Brazil has languished.

Bonds: International bonds were weak during the period, dragged down by poor U.S. Treasury performance and a strong U.S. dollar, which pushed returns into sharply negative territory.


[GRAPHIC OMITTED: worm chart WORLD EQUITY MARKETS]

WORLD EQUITY MARKETS

Growth of $10,000 investment

             Standard & Poor's      Russell 2000         MSCI EAFE
Date           500 Index1              Index2             Index3

3/31/98          10,000                10,000             10,000
4/30/98          10,101                10,055             10,079
5/31/98           9,927                 9,514             10,030
6/30/98          10,330                 9,534             10,106
7/31/98          10,220                 8,762             10,209
8/31/98           8,743                 7,061              8,944
9/30/98           9,303                 7,613              8,670
10/31/98         10,059                 7,924              9,573
11/30/98         10,669                 8,339             10,064
12/31/98         11,284                 8,855             10,461
1/31/99          11,756                 8,972             10,430
2/28/99          11,390                 8,246             10,181
3/31/99         $11,846                $8,374            $10,606

Footnote reads:
1 Standard & Poor's(R) 500 Index. 2 Russell 2000 Index. 3 Morgan Stanley Capital International (MSCI) EAFE Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.

In Europe, bond markets have been as weak as the U.S. bond market of late. Uncertainty about the appropriate way to pursue a coordinated monetary policy might harm investor confidence in European bonds over the next few months.

In Japan, the massive selloff in Japanese government bonds as well as the weakening yen has created an interesting opportunity. Increased speculation that the Bank of Japan may be moving toward a policy of monetization, coupled with the value restored to the market by the December and January selloff, may make Japanese government bonds an attractive investment on a hedged basis.

* STRATEGY AND OUTLOOK

Our quantitative valuation measures have recently moved in favor of bonds relative to equities. U.S. equities appear vulnerable as rising interest rates and lofty valuations diminish 1999's outlook. Despite these relative value concerns, we do not anticipate a change in the longstanding trends within the equity market. We are maintaining our emphasis on U.S. large-cap equities versus small-cap equities and our overweighting of European equities versus U.S. equities.

International equity markets maintain a valuation advantage over their U.S. counterparts. The wilting euro has caused some skittishness among European equity investors, but we believe that the currency's weakness will eventually benefit European stock markets. Despite euro concerns, we believe that the new European central bank will use monetary policy to stimulate demand, contributing to a favorable environment for European stocks.

The U.S. bond market has been struggling in early 1999. Long-term bond yields have risen since the year began, as a robust U.S. economy and nascent inflation fears have spooked the market. Nevertheless, we will maintain an overweight allocation to U.S. bonds based on their favorable value relative to equities.

As a whole, international bonds are expected to produce returns roughly equivalent to those of U.S. bonds. We believe European bond markets appear slightly overvalued following 12 months of strong gains. The Japanese bond market, however, appears more interesting. After recovering from its early losses, it has been among the world's top-performing bond markets so far in 1999. We are maintaining a slight overweight to Japanese bonds. We believe these shifts will position the funds well for upcoming opportunities in the global equity and fixed-income markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 3/31/99, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments.



Performance summary

* GROWTH PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/99

Change in value during period plus reinvested distributions

                    Class A         Class B          Class C        Class M
Inception dates    (2/8/94)        (2/16/94)        (9/1/94)       (2/3/95)
                  NAV    POP      NAV    CDSC      NAV   CDSC     NAV    POP
-------------------------------------------------------------------------------
6 months         21.79%  14.76%  21.26%  16.26%  21.27%  20.27%  21.51%  17.27%
-------------------------------------------------------------------------------
1 year            4.69   -1.30    3.87   -1.13    3.92    2.92    4.18    0.54
-------------------------------------------------------------------------------
5 years         111.52   99.30  104.03  102.03  102.84  102.84  106.12   98.83
Annual average   16.16   14.79   15.33   15.10   15.19   15.19   15.56   14.74
-------------------------------------------------------------------------------
Life of fund    102.82   91.12   95.39   94.39   94.29   94.29   97.43   90.52
Annual average   14.75   13.43   13.92   13.81   13.79   13.79   14.15   13.36
-------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/99

                    Class A         Class B          Class C        Class M
Share value       NAV     POP         NAV               NAV       NAV     POP
-------------------------------------------------------------------------------
9/30/98         $11.76  $12.48      $11.59            $11.50     $11.60  $12.02
-------------------------------------------------------------------------------
3/31/99          13.92   14.77       13.75             13.64      13.75   14.25
-------------------------------------------------------------------------------


                                              Capital gains
                         Investment           Long     Short
Distributions   Number     income             term     term            Total
-------------------------------------------------------------------------------
Class A           1        $0.100            $0.267   $0.006          $0.373
-------------------------------------------------------------------------------
Class B           1         0.009             0.267    0.006           0.282
-------------------------------------------------------------------------------
Class C           1         0.012             0.267    0.006           0.285
-------------------------------------------------------------------------------
Class M           1         0.048             0.267    0.006           0.321
-------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

Performance summary

* BALANCED PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/99

Change in value during period plus reinvested distributions

                    Class A         Class B         Class C        Class M
Inception dates    (2/7/94)        (2/11/94)       (9/1/94)        (2/6/95)
                  NAV    POP      NAV    CDSC     NAV   CDSC      NAV    POP
-------------------------------------------------------------------------------
6 months         16.56%   9.86%  16.02%  11.02%  16.02%  15.02%  16.21%   12.11%
-------------------------------------------------------------------------------
1 year            3.46   -2.49    2.62   -2.38    2.58    1.59    2.87    -0.73
-------------------------------------------------------------------------------
5 years          95.27   84.04   88.08   86.08   87.01   87.01   90.78    84.08
Annual average   14.32   12.98   13.47   13.22   13.34   13.34   13.79    12.98
-------------------------------------------------------------------------------
Life of fund     88.37   77.51   81.21   80.21   80.23   80.23   84.08    77.63
Annual average   13.11   11.81   12.26   12.14   12.14   12.14   12.61    11.83
-------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/99

                    Class A         Class B          Class C        Class M
Share value       NAV     POP         NAV               NAV       NAV     POP
-------------------------------------------------------------------------------
9/30/98          $10.66  $11.31     $10.61           $10.56      $10.65  $11.04
-------------------------------------------------------------------------------
3/31/99           12.12   12.86      12.05            11.99       12.10   12.54
-------------------------------------------------------------------------------


                                              Capital gains
                         Investment           Long     Short
Distributions   Number     income             term     term            Total
-------------------------------------------------------------------------------
Class A           2        $0.110            $0.181      --           $0.291
-------------------------------------------------------------------------------
Class B           2         0.067             0.181      --            0.248
-------------------------------------------------------------------------------
Class C           2         0.069             0.181      --            0.250
-------------------------------------------------------------------------------
Class M           2         0.083             0.181      --            0.264
-------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

Performance summary

* CONSERVATIVE PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/99

Change in value during period plus reinvested distributions


                    Class A         Class B         Class C         Class M
Inception dates    (2/7/94)        (2/18/94)       (9/1/94)        (2/7/95)
                  NAV    POP      NAV    CDSC     NAV   CDSC      NAV    POP
------------------------------------------------------------------------------
6 months         10.38%  4.01%   10.02%  5.02%   10.06%  9.06%   10.15%  6.35%
------------------------------------------------------------------------------
1 year            4.49  -1.51     3.75  -1.24     3.77   2.78     4.01   0.37
------------------------------------------------------------------------------
5 years          66.15  56.67    60.16  58.16    59.69  59.69    62.08  56.43
Annual average   10.69   9.39     9.88   9.60     9.81   9.81    10.14   9.36
------------------------------------------------------------------------------
Life of fund     61.46  52.15    55.63  54.63    55.02  55.02    57.53  52.01
Annual average    9.77   8.51     8.99   8.85     8.90   8.90     9.24   8.49
------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/99

                    Class A         Class B           Class C       Class M
Share value       NAV     POP         NAV               NAV       NAV     POP
------------------------------------------------------------------------------
9/30/98          $9.81  $10.41       $9.78             $9.75     $9.78  $10.13
------------------------------------------------------------------------------
3/31/99          10.47   11.11       10.44             10.41     10.44   10.82
------------------------------------------------------------------------------

                                              Capital gains
                         Investment           Long     Short
Distributions   Number     income             term     term            Total
------------------------------------------------------------------------------
Class A           2        $0.265            $0.082       --          $0.347
------------------------------------------------------------------------------
Class B           2         0.228             0.082       --           0.310
------------------------------------------------------------------------------
Class C           2         0.229             0.082       --           0.311
------------------------------------------------------------------------------
Class M           2         0.241             0.082       --           0.323
------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 3/31/99
(Cumulative total returns)

                    Lehman Bros. Standard   Russell  First Boston  Consumer
                     Aggregate    & Poor's   2000     High Yield    price
                    Bond Index   500 Index  Index     Bond Index    index
----------------------------------------------------------------------------
6 months              -0.16%       27.34%   10.00%       4.43%       0.98%
----------------------------------------------------------------------------
1 year                 6.49        18.46   -16.26       -0.75        1.73
----------------------------------------------------------------------------
5 years               45.52       220.72    70.22       52.09       12.09
Annual average         7.79        26.25    11.23        8.75        2.31
----------------------------------------------------------------------------
Life of fund          39.47       198.41    60.65       47.83       12.86
Annual average         6.66        23.60     9.62        7.87        2.37
----------------------------------------------------------------------------

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Bond Index is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. It is not possible to invest directly in an index. Past performance is not indicative of future results.


TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your funds' assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.(NON)

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

                              www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

                              1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

(NON) Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.





Portfolio of investments owned
March 31, 1999 (Unaudited)


                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                78.7%                        65.4%                         34.6%
COMMON STOCKS (a)                              Shares           Value      Shares            Value       Shares            Value
Advertising                                                      0.3%                         0.3%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co. (NON)                    73,050    $  2,479,134      60,500    $   2,053,219       10,950     $    371,616
WPP Group PLC (United Kingdom)                295,580       2,557,877     364,758        3,156,526       91,383          790,806
                                                         ------------                 ------------                  ------------
                                                            5,037,011                    5,209,745                     1,162,422

Aerospace and Defense                                            0.4%                         0.3%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                         11,305         676,887      10,960          656,230        1,985          118,852
Raytheon Co. Class A                           37,315       2,154,941      36,265        2,094,304        6,450          372,488
Raytheon Co. Class B                           29,810       1,747,611      29,620        1,736,473        5,180          303,678
Smiths Industries PLC (United Kingdom)        127,976       1,862,287     159,199        2,316,639       38,874          565,688
                                                         ------------                 ------------                  ------------
                                                            6,441,726                    6,803,646                     1,360,706

Agriculture                                                       --%                          --%                           --%
--------------------------------------------------------------------------------------------------------------------------------
PPB Oil Palms Berhad (Malaysia)               343,000         185,624     374,000          202,400       69,000           37,341
PSF Holdings LLC Class A                        3,305          42,139      12,885          164,284        4,186           53,372
                                                         ------------                 ------------                  ------------
                                                              227,763                      366,684                        90,713

Automotive                                                       1.1%                         1.0%                          0.5%
--------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG
  (Germany)                                     1,151         751,056       1,417          924,628          338          220,553
Bayerische Motoren Werke (BMW)
  (Germany)                                       820         520,967       1,044          663,279          211          134,054
CSK Auto Corp. (NON)                           69,900       2,092,631      57,800        1,730,388       10,500          314,344
Daimler Chrysler AG (Germany) (NON)            21,213       1,838,000      26,212        2,271,139        6,513          564,319
Delphi Automotive Systems Corp. (NON)          22,525         399,819      21,980          390,145        3,985           70,734
Ford Motor Co.                                 83,754       4,753,040      81,895        4,647,541       14,225          807,269
General Motors Corp.                           58,475       5,080,016      56,845        4,938,409       10,055          873,528
Honda Motor Co., Ltd. (Japan) (NON)            55,000       2,472,689      69,000        3,102,101       17,000          764,286
Lear Corp. (NON)                                7,000         298,813       6,800          290,275        1,200           51,225
Volkswagen AG (Germany)                         3,700         245,412       4,695          311,408        1,164           77,205
Volkswagen (Germany)                            6,399         255,208       8,078          322,171        1,971           78,608
                                                         ------------                 ------------                  ------------
                                                           18,707,651                   19,591,484                     3,956,125

Basic Industrial Products                                        0.5%                         0.4%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                        18,200         775,775      17,850          760,856        3,150          134,269
Deere (John) & Co.                             66,605       2,572,618      65,775        2,540,559       11,455          442,449
Minnesota Mining & Manufacturing Co.           31,575       2,233,931      31,120        2,201,740        5,510          389,833
Owens-Illinois, Inc. (NON)                     86,776       2,169,400      84,611        2,115,275       15,140          378,500
Sundstrand Corp.                                9,450         656,775       9,265          643,918        1,650          114,675
                                                         ------------                 ------------                  ------------
                                                            8,408,499                    8,262,348                     1,459,726

Biotechnology                                                    0.1%                          --%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. (NON)               12,500         251,563      10,700          215,338        2,000           40,250
Quintiles Transnational Corp.                   6,800         256,700       6,800          256,700        1,100           41,525
Serologicals Corp.                             46,250         627,266      38,350          520,122        6,950           94,259
                                                         ------------                 ------------                  ------------
                                                            1,135,529                      992,160                       176,034

Broadcasting                                                     1.5%                         1.2%                          0.6%
--------------------------------------------------------------------------------------------------------------------------------
Advanced Communication Systems, Inc.           46,700         542,888      38,600          448,725        7,000           81,375
Citadel Communications Corp.                   92,600       3,078,950      76,600        2,546,950       13,900          462,175
Clear Channel Communications, Inc.             15,500       1,039,469      15,300        1,026,056        2,700          181,069
Comcast Corp. Class A                          40,410       2,543,304      39,950        2,514,353        7,095          446,542
Cumulus Media Inc. Class A (NON)              164,800       1,936,400     134,800        1,583,900       24,000          282,000
Heftel Broadcasting Corp. Class A (NON)        76,800       3,331,200      64,400        2,793,350       10,000          433,750
MediaOne Group Inc. (NON)                      63,060       4,004,310      62,200        3,949,700       11,142          707,517
News Corp. Ltd. ADR (Australia)               118,835       3,505,633     146,463        4,320,659       35,969        1,061,086
Pegasus Communications Corp. (NON)             67,000       1,876,000      54,700        1,531,600        9,900          277,200
SAGA Communications Inc. Class A               74,450       1,330,794      61,616        1,101,386       11,153          199,360
SBS Broadcasting SA (Luxembourg) (NON)         43,800       1,407,075      36,200        1,162,925        6,600          212,025
Sinclair Broadcast Group, Inc. Class A (NON)   25,800         375,713      22,100          321,831        4,300           62,619
Television Francaise I (France)                 2,550         476,703       3,220          601,955          790          147,685
                                                         ------------                 ------------                  ------------
                                                           25,448,439                   23,903,390                     4,554,403

Building and Construction                                        0.7%                         0.6%                          0.4%
--------------------------------------------------------------------------------------------------------------------------------
Bouygues S. A. (France)                         4,906       1,355,405       6,028        1,665,386        1,497          413,584
CRH PLC (Ireland) (NON)                       212,478       3,652,337     261,671        4,497,928       64,760        1,113,176
Dycom Industries, Inc.                         87,850       3,821,475      72,050        3,134,175       12,850          558,975
IJM Copr. Berhad (Malaysia)                   157,000          69,819     167,000           74,266       31,000           13,786
Lafarge Coppee (France)                        22,940       2,059,152      29,035        2,606,254        7,176          644,136
Pohang Iron & Steel Company, Ltd. ADR
  (South Korea)                                34,398         614,864      43,861          784,015       11,978          214,107
                                                         ------------                 ------------                  ------------
                                                           11,573,052                   12,762,024                     2,957,764

Business Equipment and Services                                  2.9%                         2.3%                          1.2%
--------------------------------------------------------------------------------------------------------------------------------
ACT Networks, Inc.                             67,500       1,299,375      55,900        1,076,075       10,100          194,425
Avery Dennison Corp.                           14,500         833,750      13,900          799,250        2,400          138,000
Charles River Associates Inc. (NON)            26,700         644,138      22,800          550,050        4,300          103,738
Cisco Systems, Inc.                            47,200       5,171,350      46,900        5,138,481        8,400          920,325
Computer Sciences Corp.                        55,200       3,046,350      54,800        3,024,275        9,800          540,838
Cunningham Graphics International, Inc.        60,700         796,688      50,200          658,875        9,100          119,438
Dai Nippon Printing Co., Ltd. (Japan) (NON)    28,000         423,529      35,000          529,412        8,000          121,008
Data Processing Resources Corp. (NON)          27,700         379,144      22,700          310,706        4,000           54,750
EMC Corp. (NON)                                65,000       8,303,750      63,900        8,163,225       11,300        1,443,575
F.Y.I., Inc.                                   39,700       1,270,400      32,500        1,040,000        6,000          192,000
Global Imaging Systems, Inc. (NON)             48,500         645,656      39,600          527,175        7,100           94,519
Lason Holdings, Inc. (NON)                     49,100       2,761,875      40,000        2,250,000        7,290          410,063
Mannesmann AG (Germany)                        36,684       4,665,196      45,248        5,754,301       11,913        1,515,006
Metamor Worldwide, Inc. (NON)                  23,600         330,400      19,625          274,750        3,400           47,600
NCO Group, Inc. (NON)                          96,300       3,563,100      78,700        2,911,900       14,100          521,700
Pitney Bowes, Inc.                             71,190       4,538,363      70,425        4,489,594       12,570          801,338
ProBusiness Services, Inc.                     75,350       3,164,700      62,350        2,618,700       11,300          474,600
Provant, Inc. (NON)                            54,286         970,362      44,849          801,676        8,076          144,359
Rental Service Corp. (NON)                     40,300         705,250      34,750          608,125        6,000          105,000
Ricoh Co., Ltd. (Japan)                        82,000         852,387     105,000        1,091,471       26,000          270,269
Vedior NV (Netherlands)                        33,530         773,160      41,987          968,168       10,493          241,955
Xerox Corp.                                    72,445       3,866,752      70,570        3,766,674       12,950          691,206
                                                         ------------                 ------------                  ------------
                                                           49,005,675                   47,352,883                     9,145,712

Cable Television                                                 0.4%                         0.3%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A. GDR (Mexico) (NON)         42,217       1,324,558      52,107        1,634,857       13,032          408,879
Jones Intercable, Inc. (NON)                  133,200       5,253,075     110,200        4,346,013       19,900          784,806
                                                         ------------                 ------------                  ------------
                                                            6,577,633                    5,980,870                     1,193,685

Chemicals                                                        1.1%                         1.0%                          0.6%
--------------------------------------------------------------------------------------------------------------------------------
Akzo-Nobel N.V. (Netherlands) (NON)            83,208       3,068,087     102,508        3,779,726       25,036          923,140
Albany Molecular Research, Inc. (NON)          25,218         630,450      20,600          515,000        3,800           95,000
Dow Chemical Co.                               26,740       2,491,834      26,295        2,450,365        4,695          437,515
du Pont (E.I.) de Nemours & Co., Ltd.          85,235       4,948,957      83,730        4,861,573       14,725          854,970
Eastman Chemical Co.                           19,900         837,044      19,555          822,532        3,435          144,485
Hoechst AG (Germany) (NON)                    118,911       5,132,347     146,846        6,338,057       36,543        1,577,242
Shin-Etsu Chemical Co. (Japan)                 45,000       1,176,050      54,000        1,411,261       14,000          365,882
Witco Chemical Corp.                           29,875         379,039      29,720          377,073        4,840           61,408
                                                         ------------                 ------------                  ------------
                                                           18,663,808                   20,555,587                     4,459,642

Computer Equipment                                               0.6%                         0.5%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc. (NON)              118,200       1,462,725      97,800        1,210,275       17,700          219,038
Emulex Corp. (NON)                             60,100       1,983,300      49,800        1,643,400        9,000          297,000
PRI Automation, Inc. (NON)                     23,300         489,300      19,000          399,000        3,400           71,400
Seagate Technology, Inc. (NON)                 43,965       1,299,715      44,055        1,302,376        7,760          229,405
Sun Microsystems, Inc.                         43,100       5,390,194      42,400        5,302,650        7,500          937,969
                                                         ------------                 ------------                  ------------
                                                           10,625,234                    9,857,701                     1,754,812

Computer Services and Software                                   6.5%                         5.0%                          2.5%
--------------------------------------------------------------------------------------------------------------------------------
24/7 Media, Inc. (NON)                         38,300       1,972,450      31,300        1,611,950        5,600          288,400
3Com Corp.                                     32,615         760,337      32,670          761,619        5,795          135,096
Activision, Inc. (NON)                         54,500         674,438      44,500          550,688        8,000           99,000
Allaire Corp. (NON)                            15,100       1,026,800      12,300          836,400        2,300          156,400
Apple Computer, Inc. (NON)                     43,475       1,562,383      42,750        1,536,328        7,530          270,609
Aspect Development, Inc.                       18,900         439,425      15,900          369,675        2,500           58,125
Aware, Inc. (NON)                              49,900       2,345,300      41,200        1,936,400        7,500          352,500
Best Software, Inc. (NON)                      74,900       1,011,150      62,000          837,000       11,200          151,200
Bottomline Technologies, Inc. (NON)            24,700       1,576,169      20,100        1,282,631        3,600          229,725
Brio Technology, Inc. (NON)                    59,100       1,248,488      48,300        1,020,338        8,600          181,675
BroadVision, Inc. (NON)                        26,600       1,589,350      21,700        1,296,575        4,300          256,925
Catapult Communications Corp. (NON)            14,200         197,025      11,600          160,950        2,200           30,525
Compaq Computer Corp.                         100,265       3,177,147      97,900        3,102,206       17,460          553,264
Complete Business Solutions, Inc. (NON)         1,400          27,475       1,200           23,550          200            3,925
Computer Associates Intl., Inc.                36,784       1,308,131      35,838        1,274,489        6,403          227,707
Computer Network Technology Corp. (NON)       133,600       2,154,300     109,300        1,762,463       19,600          316,050
Compuware Corp.                                45,300       1,081,538      45,100        1,076,763        8,200          195,775
Comverse Technology, Inc.                      25,400       2,159,000      25,200        2,142,000        4,500          382,500
Concord Communications, Inc. (NON)             16,200         923,400      13,200          752,400        2,400          136,800
Concur Technologies, Inc. (NON)                40,900       1,845,613      33,400        1,507,175        6,000          270,750
Critical Path, Inc. (NON)                       3,500         269,500       2,800          215,600          500           38,500
Dendrite International, Inc.                   45,000       1,004,063      36,800          821,100        6,600          147,263
EarthWeb Inc. (NON)                            23,400       1,282,613      19,100        1,046,919        3,400          186,363
Electronic Data Systems Corp.                  11,900         579,381      11,800          574,513        2,100          102,244
Exchange Applications, Inc. (NON)              69,100       1,736,138      56,400        1,417,050       10,300          258,788
Fujitsu Ltd. (Japan) (NON)                    276,000       4,411,361     344,000        5,498,218       86,000        1,374,555
Fvc.com Inc. (NON)                             20,300         258,825      14,200          181,050        2,500           31,875
GeoTel Communications Corp.                    78,610       3,606,234      64,608        2,963,892       11,460          525,728
Globix Corp. (NON)                             46,600       1,738,763      38,000        1,417,875        6,900          257,456
IBM Corp.                                      84,690      15,011,303      82,765       14,670,096       14,867        2,635,176
IMS Health Inc.                                90,400       2,994,500      87,700        2,905,063       15,700          520,063
Information Advantage, Inc. (NON)             119,800         793,675      99,000          655,875       17,900          118,588
Intraware, Inc. (NON)                           3,000         120,188       2,400           96,150          400           16,025
Micromuse, Inc. (NON)                          57,900       2,663,400      47,300        2,175,800        8,400          386,400
Microsoft Corp.                               210,000      18,821,250     203,600       18,247,650       36,400        3,262,350
MiningCo.com, Inc. (NON)                        1,600         143,200       1,300          116,350          200           17,900
Multex.com Inc. (NON)                          29,500       1,843,750      24,100        1,506,250        4,400          275,000
NCR Corp.                                      54,034       2,701,700      52,432        2,621,600        9,297          464,850
NEON Systems, Inc. (NON)                        5,400         297,000       4,400          242,000          800           44,000
NetGravity, Inc. (NON)                         17,000         703,375      13,700          566,838        2,500          103,438
New Era of Networks, Inc.                      60,700       4,112,425      50,200        3,401,050        9,100          616,525
ONYX Software Corp. (NON)                       3,100         121,288       2,600          101,725          500           19,563
OneMain.com, Inc. (NON)                         2,600          94,250       2,100           76,125          400           14,500
Oracle Corp.                                   61,350       1,618,106      60,400        1,593,050       10,750          283,531
Peregrine Systems, Inc.                       138,500       4,657,063     113,900        3,829,888       20,000          672,500
Pervasive Software Inc. (NON)                  36,900         659,588      30,600          546,975        5,700          101,888
Pinnacle Systems, Inc. (NON)                   21,500         978,250      18,300          832,650        3,400          154,700
Security First Technologies Corp. (NON)        14,900       1,095,150      12,000          882,000        2,100          154,350
Softbank Corp. (Japan)                         19,800       2,209,613      24,300        2,711,798        6,100          680,740
Summit Design, Inc. (NON)                      91,200         313,500      77,800          267,438       13,100           45,031
The Descartes Systems Group Inc.
  (Canada) (NON)                               97,900         752,606      81,000          622,688       14,600          112,238
Verity, Inc. (NON)                             44,900       1,504,150      36,700        1,229,450        6,600          221,100
VerticalNet, Inc. (NON)                         9,700       1,007,588       8,000          831,000        1,400          145,425
VideoServer, Inc. (NON)                        49,800         385,950      41,300          320,075        7,500           58,125
Visual Networks, Inc. (NON)                    51,200       1,913,600      42,300        1,580,963        7,700          287,788
pcOrder.com, Inc. (NON)                         1,900         107,588       1,500           84,938          300           16,988
                                                         ------------                 ------------                  ------------
                                                          109,590,853                  100,693,302                    18,648,505

Conglomerates                                                    1.8%                         1.6%                          0.8%
--------------------------------------------------------------------------------------------------------------------------------
Allied-Signal, Inc.                            55,850       2,747,122      54,420        2,676,784       10,110          497,286
Axia Inc. 144A                                    225           3,150          --               --           --               --
Corning Inc.                                   13,785         827,100      13,475          808,500        2,390          143,400
Granada Group PLC (United Kingdom)            165,400       3,345,103     206,000        4,166,211       51,809        1,047,802
Hutchison Whampoa, Ltd. (Hong Kong) (NON)      82,000         645,503     104,000          818,686       25,000          196,800
Ogden Corp.                                     8,793         211,582       8,486          204,194        1,522           36,623
Securicor Group PLC (United Kingdom)          238,156       2,093,566     301,800        2,653,043       73,131          642,875
Temple Inland, Inc.                             4,900         307,475       5,000          313,750          860           53,965
Tomkins PLC (United Kingdom)                  159,251         588,973     196,683          727,411       48,183          178,200
Tyco International Ltd.                       180,900      12,979,575     175,400       12,584,950       31,300        2,245,775
United Technologies Corp.                      50,805       6,880,902      50,190        6,797,608        9,145        1,238,576
                                                         ------------                 ------------                  ------------
                                                           30,630,051                   31,751,137                     6,281,302

Consumer Durable Goods                                           0.2%                         0.2%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Bebe stores, Inc. (NON)                        18,200         746,200      14,900          610,900        2,600          106,600
Hasbro, Inc.                                   58,118       1,681,775      56,903        1,646,616       10,088          291,907
Mattel, Inc.                                   56,202       1,398,025      54,556        1,357,081        9,707          241,462
                                                         ------------                 ------------                  ------------
                                                            3,826,000                    3,614,597                       639,969

Consumer Non Durables                                            1.7%                         1.4%                          0.7%
--------------------------------------------------------------------------------------------------------------------------------
Clorox Co.                                     34,000       3,984,375      33,400        3,914,063        5,900          691,406
Colgate-Palmolive Co.                          43,845       4,033,740      43,120        3,967,040        7,695          707,940
Estee Lauder Cos. Class A                      43,600       4,120,200      43,300        4,091,850        7,700          727,650
Hedstrom Holdings, Inc. 144A                      910             910       2,729            2,729          910              910
Kimberly-Clark Corp.                           52,660       2,524,389      51,910        2,488,436        9,085          435,512
Philip Morris Cos., Inc.                      117,433       4,132,174     114,860        4,041,636       20,546          722,962
Procter & Gamble Co.                           43,755       4,285,255      42,800        4,191,725        7,640          748,243
RJR Nabisco Holdings Corp.                     44,826       1,120,650      44,146        1,103,650        7,804          195,100
Shiseido Co., Ltd. (Japan) (NON)              166,000       2,287,731     198,000        2,728,740       50,000          689,076
Svenska Cellulosa AB Class B, (Sweden)          6,187         133,657       7,590          163,966        5,502          118,859
Wesley Jessen VisionCare, Inc. (NON)           43,000       1,185,188      35,600          981,225        6,600          181,913
                                                         ------------                 ------------                  ------------
                                                           27,808,269                   27,675,060                     5,219,571

Consumer Services                                                1.8%                         1.3%                          0.7%
--------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                                9,900       1,704,656       9,800        1,687,438        1,700          292,719
AmeriKing, Inc.                                    50           2,000         100            4,000
America Online, Inc.                           45,300       6,613,800      44,400        6,482,400        8,000        1,168,000
Bright Horizons, Inc. (NON)                    38,271         837,178      31,320          685,125        5,770          126,219
Carey International, Inc. (NON)                58,800         955,500      48,100          781,625        8,700          141,375
Global Vacation Group, Inc. (NON)              77,500         920,313      64,200          762,375       11,600          137,750
Interpublic Group Cos. Inc.                    72,300       5,630,363      71,800        5,591,425       12,800          996,800
Market Facts, Inc. (NON)                       70,200       1,544,400      58,100        1,278,200       10,500          231,000
MemberWorks Inc.                               62,600       2,269,250      51,800        1,877,750        9,350          338,938
On Assignment, Inc. (NON)                      58,300       1,493,938      47,700        1,222,313        8,500          217,813
PJ America Inc.                                26,000         598,000      22,100          508,300        4,100           94,300
Rent-Way, Inc.                                125,129       3,003,106     106,703        2,560,881       17,277          414,657
SportsLine USA, Inc. (NON)                     60,700       2,769,438      49,700        2,267,563        8,900          406,063
Steiner Leisure Ltd.                           24,500         753,375      20,000          615,000        3,550          109,163
Tribune Co.                                     9,700         634,744       9,600          628,200        1,700          111,244
                                                         ------------                 ------------                  ------------
                                                           29,730,061                   26,952,595                     4,786,041

Education                                                        0.4%                         0.3%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Benesse Corp. (Japan)                             700          56,294         800           64,336          200           16,084
Career Education Corp. (NON)                   62,400       2,160,600      51,500        1,783,188        9,300          322,013
Corinthian Colleges, Inc. (NON)                15,900         349,800      13,000          286,000        2,300           50,600
Education Management Corp.                    118,200       3,634,650      97,800        3,007,350       17,700          544,275
GP Strategies Corp.                            54,000         958,500      44,200          784,550        7,900          140,225
                                                         ------------                 ------------                  ------------
                                                            7,159,844                    5,925,424                     1,073,197

Electronics and Electrical Equipment                             5.9%                         4.8%                          2.6%
--------------------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc. (NON)                          45,900         808,988      38,000          669,750        6,900          121,613
ASM Lithography Holding N.V.
  (Netherlands)                                16,503         742,635      20,390          917,550        5,071          228,195
ATMI, Inc. (NON)                               80,700       1,614,000      66,000        1,320,000       11,900          238,000
Advantest Corp. (Japan)                        22,900       1,741,555      29,000        2,205,462        7,200          547,563
Applied Materials, Inc. (NON)                  51,400       3,170,738      50,500        3,115,219        8,900          549,019
Applied Micro Circuits Corp. (NON)             33,000       1,410,750      27,000        1,154,250        4,800          205,200
Benchmark Electronics, Inc. (NON)              42,400       1,272,000      34,600        1,038,000        6,200          186,000
Credence Systems Corp. (NON)                   80,900       1,734,294      66,100        1,417,019       11,900          255,106
DII Group Inc., (The) (NON)                   118,800       3,474,900      96,700        2,828,475       17,500          511,875
DuPont Photomasks, Inc.                        20,500         812,313      17,500          693,438        3,300          130,763
Emerson Electric Co.                           60,460       3,200,601      59,030        3,124,901       10,610          561,667
General Electric Co.                          198,275      21,934,172     193,185       21,371,091       34,350        3,799,969
Hadco Corp. (NON)                              56,900       1,792,350      46,600        1,467,900        8,500          267,750
Harmonic Lightwaves, Inc. (NON)                93,100       2,571,888      76,200        2,105,025       13,700          378,463
Helix Technology Corp.                         92,900       1,428,338      76,000        1,168,500       13,600          209,100
HI/FN, Inc. (NON)                               9,800         367,500       8,000          300,000        1,400           52,500
Iberdola S.A. (Spain)                          68,273       1,006,958      87,000        1,283,163       20,759          306,174
Illinois Tool Works, Inc.                       1,400          86,625       1,600           99,000          300           18,563
Intel Corp.                                    79,400       9,438,675      72,900        8,665,988       13,800        1,640,475
Matsushita Electric Industrial Co.            148,000       2,872,941     183,000        3,552,353       46,000          892,941
Micrel, Inc. (NON)                             35,700       1,787,231      29,150        1,459,322        5,450          272,841
Micron Technology, Inc. (NON)                  39,500       1,905,875      39,200        1,891,400        7,000          337,750
Motorola, Inc.                                 62,205       4,556,516      60,865        4,458,361       10,845          794,396
Murata Manufacturing Co. Ltd. (Japan)          15,000         794,118      19,000        1,005,882        5,000          264,706
Nanometrics, Inc. (NON)                        75,250         423,281      61,420          345,488       11,290           63,506
Nokia Corp. ADR (Finland)                      25,500       3,971,625      25,100        3,909,325        4,400          685,300
Photronics, Inc. (NON)                         53,000         987,125      43,900          817,638        7,900          147,138
Power Integrations, Inc. (NON)                 51,400       1,631,950      42,600        1,352,550        7,700          244,475
QLogic Corp.                                   31,400       2,107,725      26,800        1,798,950        5,000          335,625
Rockwell International Corp.                   20,545         871,878      20,180          856,389        3,655          155,109
Rohm Co. Ltd. (Japan)                          10,000       1,189,076      11,800        1,403,109        3,600          428,067
STMicroelectronics N.V. ADR (France) (NON)     39,130       3,800,501      49,600        4,817,400       12,135        1,178,612
Samsung Electronics Co. (South Korea)          22,571       1,748,976      28,584        2,214,910        7,124          552,023
Siebe PLC (United Kingdom)                    347,602       1,530,639     428,682        1,887,669      119,361          525,597
Sipex Corp.                                    57,600         752,400      46,000          600,875        8,300          108,419
Solectron Corp.                                60,600       2,942,888      59,500        2,889,469       10,600          514,763
TDK Corp. (Japan) (NON)                        20,000       1,611,765      23,000        1,853,529        6,000          483,529
Toshiba Corp.                                 165,000       1,121,723     202,000        1,373,261       50,000          339,916
Veeco Instruments, Inc. (NON)                  35,200       1,300,200      28,800        1,063,800        5,100          188,381
Zoran Corp. (NON)                             123,200       2,017,400     100,700        1,648,963       18,000          294,750
                                                         ------------                 ------------                  ------------
                                                           98,535,113                   96,145,374                    19,015,839

Energy-Related                                                   0.1%                         0.1%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. (NON)         64,000       1,508,000      52,400        1,234,675        9,400          221,488
KTI, Inc. (NON)                                32,900         339,281      28,000          288,750        4,800           49,500
                                                         ------------                 ------------                  ------------
                                                            1,847,281                    1,523,425                       270,988

Entertainment                                                    2.0%                         1.6%                          0.8%
--------------------------------------------------------------------------------------------------------------------------------
Carnival Corp. Class A                        111,800       5,429,288     108,500        5,269,031       19,400          942,113
Cinar Films, Inc. Class B, (Canada)            87,300       2,007,900      72,000        1,656,000       13,000          299,000
Disney (Walt) Productions, Inc.                42,000       1,307,250      41,140        1,280,483        7,480          232,815
EMI Group PLC (United Kingdom)                302,453       2,155,540     373,095        2,658,995       93,621          667,224
Fitzgerald Gaming Corp.                            --              --       1,338              669          630              315
Sunterra Corp. (NON)                          149,900       1,461,525      92,000          897,000       16,400          159,900
Time Warner, Inc.                             170,900      12,144,581     168,100       11,945,606       30,000        2,131,875
Valley Media, Inc. (NON)                       14,600         332,150      11,900          270,725        2,200           50,050
Viacom, Inc. Class B                          102,100       8,570,019     100,710        8,453,346       18,040        1,514,233
Vistana, Inc. (NON)                            67,800         949,200      57,800          809,200       10,800          151,200
                                                         ------------                 ------------                  ------------
                                                           34,357,453                   33,241,055                     6,148,725

Environmental Control                                            0.6%                         0.6%                          0.3%
--------------------------------------------------------------------------------------------------------------------------------
Casella Waste Systems, Inc. (NON)              34,200         771,638      28,000          631,750        5,200          117,325
Vivendi (France)                               20,803       5,096,579      26,124        6,400,184        6,456        1,581,672
Waste Management, Inc.                         99,700       4,424,188      97,000        4,304,375       17,400          772,125
                                                         ------------                 ------------                  ------------
                                                           10,292,405                   11,336,309                     2,471,122

Food and Beverages                                               2.0%                         1.7%                          1.0%
--------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      52,090       3,968,607      50,485        3,846,326        9,280          707,020
Bass PLC (United Kingdom)                     124,101       1,682,905     152,966        2,074,337       37,410          507,309
Bestfoods                                      22,105       1,038,935      21,690        1,019,430        3,890          182,830
Coca-Cola Femsa S.A. ADR (Mexico)              33,008         538,443      40,785          665,305       10,134          165,311
ConAgra, Inc.                                  56,400       1,441,725      54,990        1,405,682        9,740          248,979
Diageo PLC (United Kingdom)                   260,100       2,917,292     321,000        3,600,349       79,000          886,067
Fomento Economico Mexicano, S.A.
  de C.V. ADR (Mexico)                         28,708         888,154      35,360        1,093,950        8,914          275,777
General Mills, Inc.                            24,450       1,847,503      24,115        1,822,190        4,245          320,763
Greencore Group PLC (Ireland)                 223,053         779,291     266,236          930,162       66,589          232,645
Groupe Danone (France)                          5,587       1,400,004       6,921        1,734,281        1,811          453,805
Hain Food Group, Inc. (The) (NON)              49,900         823,350      40,800          673,200        7,300          120,450
Heinz (H.J.) Co.                               65,205       3,089,087      63,765        3,020,867       11,350          537,706
Hershey Foods Corp.                            22,090       1,237,040      21,615        1,210,440        3,920          219,520
Kellogg Co.                                    42,285       1,429,762      41,405        1,400,007        7,400          250,213
Nabisco Holdings Corp. Class A                 12,162         505,483      11,764          488,941        2,003           83,250
Nestle S.A. (Switzerland)                         544         986,722         670        1,215,265          168          304,723
P.F. Chang's China Bistro, Inc.                37,480       1,143,140      30,880          941,840        5,700          173,850
PepsiCo, Inc.                                  13,200         517,275      12,600          493,763        2,500           97,969
Sara Lee Corp.                                134,975       3,340,631     132,350        3,275,663       23,235          575,066
Seagram Co., Ltd.                              14,000         700,000      14,000          700,000        2,500          125,000
The Quaker Oats Co.                            48,434       3,030,152      46,898        2,934,056        8,510          532,407
Whitman Corp.                                  27,815         478,070      27,250          468,359        4,830           83,016
                                                         ------------                 ------------                  ------------
                                                           33,783,571                   35,014,413                     7,083,676

Health Care                                                      0.7%                         0.5%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Alternative Living Services, Inc. (NON)        29,400         588,000      24,000          480,000        4,300           86,000
American Oncology Resources, Inc. (NON)        28,200         253,800      23,000          207,000        3,900           35,100
Brookdale Living Communities, Inc. (NON)       36,700         633,075      30,300          522,675        5,500           94,875
Cardinal Health, Inc.                          46,800       3,088,800      46,400        3,062,400        8,275          546,150
CareMatrix Corp. (NON)                         42,400         805,600      35,700          678,300        6,100          115,900
NCS HealthCare, Inc. Class A (NON)             26,700         320,400      22,800          273,600        4,300           51,600
Pediatrix Medical Group, Inc. (NON)             7,700         216,563       7,400          208,125        1,100           30,938
Province Healthcare Co. (NON)                  50,300         930,550      41,100          760,350        7,300          135,050
Renal Care Group, Inc.                         54,225       1,064,166      44,800          879,200        8,125          159,453
Sunrise Assisted Living, Inc. (NON)            47,500       2,164,219      39,200        1,786,050        7,200          328,050
Tenet Healthcare Corp. (NON)                   58,560       1,108,980      56,775        1,075,177       10,125          191,742
United Healthcare Corp.                            --              --          --               --            1               53
WeLLPoint Health Networks, Inc. (NON)           2,200         166,788       2,100          159,206          400           30,325
                                                         ------------                 ------------                  ------------
                                                           11,340,941                   10,092,083                     1,805,236

Hospital Management and
Medical Services                                                 0.5%                         0.3%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Advance Paradigm, Inc. (NON)                   35,300       2,230,519      29,100        1,838,756        5,100          322,256
AmSurg Corp. (NON)                             61,700         431,900      51,100          357,700        9,200           64,400
Centennial HealthCare Corp. (NON)              23,400         207,675      19,900          176,613        3,000           26,625
Eclipsys Corp.                                 11,600         245,050       9,900          209,138        1,900           40,138
MEDE AMERICA Corp. (NON)                       52,000       1,033,500      42,500          844,688        7,600          151,050
Medical Manager Corp. (NON)                    53,300       1,232,563      44,100        1,019,813        8,000          185,000
Medquist, Inc.                                 96,800       2,904,000      80,100        2,403,000       14,500          435,000
                                                         ------------                 ------------                  ------------
                                                            8,285,207                    6,849,708                     1,224,469

Insurance and Finance                                           13.3%                        11.5%                          6.2%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                                     16,410       1,362,030      16,435        1,364,105        2,820          234,060
Aflac Inc.                                     36,700       1,997,856      36,000        1,959,750        6,400          348,400
Allied Irish Banks PLC (Ireland)              134,745       2,317,614     166,347        2,861,168       41,670          716,724
Allied Zurich AG (United Kingdom)             209,685       2,821,527     259,096        3,486,402       64,376          866,245
Allstate Corp.                                 69,102       2,561,093      68,088        2,523,512       12,003          444,861
American Express Co.                           41,790       4,910,325      41,420        4,866,850        7,430          873,025
American General Corp.                        104,670       7,379,235     102,955        7,258,328       18,295        1,289,798
American International Group, Inc.            119,085      14,364,628     116,563       14,060,412       20,628        2,488,253
AON Corp.                                      52,110       3,295,958      50,945        3,222,271        8,925          564,506
Associates First Capital Corp.                 47,500       2,137,500      47,200        2,124,000        8,400          378,000
Axa S.A. (Mexico)                              19,156       2,528,784      23,691        3,127,449        5,885          776,879
Banca Popolare di Bergamo SPA (Italy)          20,900         527,986      26,300          664,404        6,540          165,217
Banca Popolare di Brescia SPA (Italy)          20,100         617,975      25,200          774,774        6,269          192,740
Banco Bradesco S.A. BRC (Brazil)                   --              --           1                4           --               --
Bank One Corp.                                121,465       6,688,167     118,788        6,540,819       20,892        1,150,366
Bank of Ireland (Ireland)                     101,568       2,118,203     125,126        2,609,512       31,233          651,359
Bank of Nova Scotia (Canada)                   60,461       1,284,571      74,407        1,580,871       17,904          380,393
BankAmerica Corp.                             149,932      10,588,954     146,566       10,351,224       25,823        1,823,716
BankBoston Corp.                               91,940       3,982,151      90,045        3,900,074       15,875          687,586
Banque Nationale de Paris (France)             38,159       3,306,287      46,968        4,069,542       11,312          980,128
CIGNA Corp.                                    63,800       5,347,238      62,170        5,210,623       11,020          923,614
Charter One Financial, Inc.                    65,390       1,887,115      64,435        1,859,554       11,510          332,171
Chase Manhattan Corp.                          58,320       4,742,145      57,085        4,641,724       10,102          821,419
Chubb Corp. (The)                              17,330       1,014,888      17,135        1,003,468        3,090          180,958
Cie Finance Richemont (Switzerland)             1,936       3,212,519       2,413        4,004,034          596          988,978
Citigroup, Inc.                               265,040      16,929,430     259,996       16,607,181       46,151        2,947,895
Comerica, Inc.                                 56,600       3,533,963      56,100        3,502,744       10,000          624,375
Commonwealth Bank of Australia
  (Australia)                                  91,640       1,506,043     115,068        1,891,066       28,651          470,860
Credit Suisse Group (Switzerland)               4,740         882,455       5,850        1,089,106        1,440          268,088
Development Bank of Singapore Ltd.
  (Singapore)                                  70,000         531,132      89,000          675,297       22,000          166,927
Equitable Companies (The), Inc.                26,840       1,878,800      25,780        1,804,600        4,656          325,920
Fannie Mae                                     54,950       3,805,288      53,995        3,739,154        9,680          670,340
Federal Home Loan Mortgage Corp.               65,100       3,718,838      63,900        3,650,288       11,300          645,513
Fifth Third Bancorp                            44,050       2,904,547      43,700        2,881,469        7,800          514,313
First American Corp.                            3,200         118,000       3,400          125,375          600           22,125
First Union Corp.                              13,700         732,094      13,795          737,170        2,425          129,586
Firstar Corp.                                  56,316       5,040,282      55,868        5,000,186        9,956          891,062
Fleet Financial Group, Inc.                    61,620       2,318,453      60,995        2,294,937       10,790          405,974
Gilman & Ciocia, Inc. (NON)                    64,800         810,000      53,600          670,000        9,700          121,250
Hartford Financial Services Group              11,700         664,706      11,100          630,619        2,200          124,988
Huntington Bancshares, Inc.                     9,650         298,547       9,740          301,331        1,695           52,439
Internationale Nederlanden Groep
  (Netherlands)                                97,972       5,376,581     121,058        6,643,512       30,078        1,650,643
Istituto Bancario San Paolo di Torino
  (Italy)                                      86,571       1,400,611     106,638        1,725,270       26,136          422,848
Julius Baer Holdings AG (Switzerland)             713       2,308,052         880        2,848,648          215          695,976
Keppel Bank (Singapore)                       519,000         874,770     640,000        1,078,714      157,000          264,622
KeyCorp                                        29,012         879,426      28,532          864,876        5,086          154,169
Lehman Brothers Holding, Inc.                  54,075       3,230,981      52,360        3,128,510        9,335          557,766
Lincoln National Corp.                          7,460         737,608       7,490          740,574        1,355          133,976
MBNA Corp.                                    164,850       3,935,794     159,943        3,818,639       28,550          681,631
Mercantile Bancorporation, Inc.                52,885       2,512,038      51,620        2,451,950        9,205          437,238
Merrill Lynch & Co., Inc.                      77,145       6,822,511      75,940        6,715,944       13,560        1,199,213
Morgan (J.P.) & Co., Inc.                      38,785       4,785,099      37,630        4,642,601        6,680          824,145
Morgan Stanley, Dean Witter, Discover
  and Co.                                      32,600       3,257,963      32,100        3,207,994        5,700          569,644
Muenchener Rueckversicherungs --
Gesellschaft AG (Germany)                       2,534         502,587       3,147          624,168          784          155,497
Munich Re (Germany)                             1,334         268,167       1,747          351,191          384           77,194
National City Corp.                            30,000       1,991,250      29,300        1,944,788        5,300          351,788
National Westminster Bancorp Inc.
  (United Kingdom)                            134,503       3,095,213     170,200        3,916,680       41,355          951,670
Net.B@nk, Inc.                                 24,700       1,679,600      20,200        1,373,600        3,600          244,800
Nikko Securities Co. Ltd. (Japan) (NON)       832,000       3,845,378   1,039,000        4,802,101      252,000        1,164,706
Nordbanken Holding AG (Sweden)                 70,291         399,825      80,960          460,512       33,813          192,333
Northern Trust Corp.                           10,700         950,294      10,500          932,531        1,800          159,863
Overseas Union Bank Ltd. (Singapore)           68,000         240,255      86,000          303,852       21,000           74,196
PNC Bank Corp.                                 66,905       3,717,409      65,635        3,646,845       11,697          649,915
Promise Co., Ltd. (Japan)                      38,300       2,014,773      44,100        2,319,882       13,000          683,866
Providian Financial Corp.                      57,160       6,287,600      56,120        6,173,200        9,950        1,094,500
Reinsurance Group America, Inc.                37,775       1,607,798      30,823        1,311,890        5,530          235,371
Schwab (Charles) Corp.                         36,400       3,498,950      34,300        3,297,088        6,300          605,588
Societe Generale (France)                      21,142       4,045,522      26,385        5,048,770        6,448        1,233,825
Summit Bancorp                                 17,190         670,410      17,030          664,170        3,015          117,585
SunTrust Banks, Inc.                            8,700         541,575       8,600          535,350        1,600           99,600
Svenska Handelsbanken (Sweden)                 35,650       1,236,109      41,442        1,436,938       10,459          362,650
Synovus Financial Corp.                         9,100         185,981       9,000          183,938        1,600           32,700
Takefuji Corp. (Japan)                          9,500         726,471      12,000          917,647        2,900          221,765
U.S. Bancorp                                   40,660       1,384,981      39,680        1,351,600        7,380          251,381
UBS AG (Switzerland)                           13,051       4,093,568      16,111        5,053,366        3,992        1,252,128
Washington Mutual, Inc.                       136,679       5,586,754     132,457        5,414,180       24,268          991,955
Wells Fargo & Co.                              60,640       2,126,190      57,210        2,005,926       10,910          382,532
                                                         ------------                 ------------                  ------------
                                                          223,485,421                  231,602,842                    45,820,330

Medical Supplies and Devices                                     0.8%                         0.6%                          0.3%
--------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                     69,300       4,573,800      67,845        4,477,770       12,120          799,920
Guidant Corp.                                  38,000       2,299,000      37,300        2,256,650        6,600          399,300
Igen, Inc. (NON)                               20,100         482,400      17,000          408,000        3,200           76,800
Minimed, Inc. (NON)                             3,000         304,875       2,300          233,738          400           40,650
ResMed Inc.                                    36,800       1,039,600      30,100          850,325        5,400          152,550
Sabratek Corp. (NON)                           57,800         867,000      48,700          730,500        7,500          112,500
Xomed Surgical Products Inc.                   98,850       3,879,863      80,850        3,173,363       14,700          576,975
                                                         ------------                 ------------                  ------------
                                                           13,446,538                   12,130,346                     2,158,695

Metals and Mining                                                0.1%                         0.1%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                                     29,325       1,207,823      28,615        1,178,580        5,005          206,143
Freeport-McMoRan Copper &
  Gold Co., Inc. Class A                       23,200         237,800      23,305          238,876        4,095           41,974
Freeport-McMoRan Copper &
  Gold Co., Inc. Class B                       15,500         168,563      15,535          168,943        2,795           30,396
                                                         ------------                 ------------                  ------------
                                                            1,614,186                    1,586,399                       278,513

Oil and Gas                                                      3.6%                         3.0%                          1.6%
--------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                         65,468       4,779,164      64,146        4,682,658       11,500          839,500
BP Amoco PLC ADR (United Kingdom)              40,920       4,130,358      39,981        4,035,539        7,260          732,825
Burmah Castrol PLC (United Kingdom) (NON)     114,956       1,753,406     141,606        2,159,895       34,600          527,749
Chevron, Inc.                                  47,410       4,192,822      46,525        4,114,555        8,215          726,514
Conoco, Inc.                                  120,390       2,957,079     117,840        2,894,445       20,940          514,339
Elf Aquitaine S.A. (France)                    30,318       4,100,055      37,877        5,122,296        8,682        1,174,110
Enron Corp.                                    38,690       2,485,833      38,135        2,450,174        6,950          446,538
Ente Nazionale Idrocarburi SPA (Italy)        233,726       1,482,407     296,443        1,880,190       71,694          454,719
Exxon Corp.                                   165,320      11,665,393     162,215       11,446,296       28,430        2,006,092
Halliburton Co.                                67,536       2,600,136      65,599        2,525,562       11,690          450,065
Hong Kong and China Gas Co., Ltd.
  (Hong Kong)                                 164,000         231,746     209,000          295,335       52,000           73,480
Laurasia Resources Ltd. (Canada)               39,620         958,309      50,161        1,213,276       12,169          294,330
Mobil Corp.                                    52,790       4,645,520      51,695        4,549,160        9,190          808,720
Occidental Petroleum Corp.                     78,930       1,420,740      76,165        1,370,970       13,585          244,530
Royal Dutch Petroleum Co. PLC ADR
  (Netherlands)                                32,160       1,672,320      31,930        1,660,360        5,785          300,820
Schlumberger Ltd.                              30,200       1,817,663      29,900        1,799,606        5,310          319,596
Sonat, Inc.                                    76,895       2,306,850      74,980        2,249,400       13,445          403,350
Texaco, Inc.                                   28,540       1,619,645      28,000        1,589,000        4,925          279,494
Tosco Corp.                                    60,520       1,501,653      59,890        1,486,021       10,525          261,152
Unocal Corp.                                   24,160         889,390      23,590          868,407        4,300          158,294
Williams Cos., Inc.                            84,785       3,349,008      83,115        3,283,043       14,715          581,243
                                                         ------------                 ------------                  ------------
                                                           60,559,497                   61,676,188                    11,597,460

Paper and Forest Products                                        0.4%                         0.3%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                            51,240       1,652,490      50,020        1,613,145        9,110          293,798
Fort James Corp.                               16,200         513,338      15,900          503,831        2,800           88,725
Smurfit-Stone Container Corp. (NON)            70,650       1,364,428      68,965        1,331,887       12,565          242,662
Weyerhaeuser Co.                               43,390       2,408,145      41,970        2,329,335        7,715          428,183
                                                         ------------                 ------------                  ------------
                                                            5,938,401                    5,778,198                     1,053,368

Pharmaceuticals                                                  6.4%                         5.3%                          2.7%
--------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                 14,800       1,300,550      14,500        1,274,188        2,600          228,475
American Home Products Corp.                  152,985       9,982,271     150,080        9,792,720       26,455        1,726,189
Amgen Inc.                                     46,300       3,466,713      45,300        3,391,853        8,200          613,975
Biogen, Inc. (NON)                             24,800       2,834,950      24,600        2,812,088        4,400          502,975
Bristol-Myers Squibb Co.                      101,180       6,507,139      99,340        6,388,804       17,580        1,130,614
Coulter Pharmaceutical, Inc. (NON)             80,700       1,755,225      66,800        1,452,900       11,700          254,475
Eisai Co. Ltd. (Japan) (NON)                   37,000         769,538      47,000          977,521       11,000          228,782
Lilly (Eli) & Co.                              44,200       3,751,475      43,800        3,717,525        8,000          679,000
Medicis Pharmaceutical Corp. Class A           85,875       2,576,250      71,025        2,130,750       12,525          375,750
Merck & Co., Inc.                             181,820      14,579,691     178,485       14,312,266       31,940        2,561,189
Novartis AG ADR (Switzerland)                   2,873       4,653,000       3,544        5,739,726          878        1,421,975
Pfizer, Inc.                                   62,700       8,699,625      61,700        8,560,875       11,000        1,526,250
Pharmacia & Upjohn, Inc.                      242,654      15,135,543     240,840       15,022,395       41,181        2,568,665
Pharmacia & Upjohn, Inc ADS (Sweden)           43,477       2,720,338      55,163        3,451,526       13,323          833,615
Priority Healthcare Corp. Class B (NON)        53,300       2,411,825      44,100        1,995,525        8,000          362,000
Sankyo Co., Ltd. (Japan)                       44,000         939,160      57,000        1,216,639       14,000          298,824
Schering-Plough Corp.                         186,200      10,299,188     180,600        9,989,438       32,300        1,786,594
Smithkline Beecham PLC ADR
  (United Kingdom)                            102,732       1,479,213     126,728        1,824,725       31,725          456,800
Warner-Lambert Co.                            154,300      10,212,731     151,300       10,014,169       27,400        1,813,538
Yamanouchi Pharmaceutical Co., Ltd.
  (Japan)                                      94,000       2,962,185     114,000        3,592,437       29,000          913,866
                                                         ------------                 ------------                  ------------
                                                          107,036,610                  107,658,070                    20,283,551

Photography                                                      0.3%                         0.3%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (Japan)                            94,300       2,321,840     119,100        2,932,462       29,300          721,420
Eastman Kodak Co.                              52,485       3,352,479      51,320        3,278,065        9,150          584,456
                                                         ------------                 ------------                  ------------
                                                            5,674,319                    6,210,527                     1,305,876

Publishing                                                       0.4%                         0.3%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. (NON)              23,200       1,339,800      20,500        1,183,875        3,700          213,675
McGraw-Hill, Inc.                              45,190       2,462,855      44,190        2,408,355        7,900          430,550
Times Mirror Co. Class A                       48,617       2,628,357      47,635        2,575,267        8,475          458,180
                                                         ------------                 ------------                  ------------
                                                            6,431,012                    6,167,497                     1,102,405

Real Estate                                                      0.1%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd. (Hong Kong) (NON)    76,000         578,655      97,000          738,547       23,000          175,119
Equity Residential Properties Trust (R)        18,392         758,670      17,580          725,175        3,098          127,793
Starwood Hotels & Resorts Worldwide, Inc.      27,352         781,242      26,000          742,625        4,601          131,410
                                                         ------------                 ------------                  ------------
                                                            2,118,567                    2,206,347                       434,322

Retail                                                           6.3%                         5.1%                          2.6%
--------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores                           47,493       2,015,484      39,250        1,665,672        7,112          301,816
Albertsons, Inc.                               32,950       1,789,597      32,490        1,764,613        5,785          314,198
Best Buy, Inc.                                 57,800       3,005,600      58,600        3,047,200        9,200          478,400
CVS Corp.                                     181,300       8,611,750     175,864        8,353,540       31,394        1,491,215
Coles Myer Ltd. (Australia) (NON)             232,100       1,260,763     286,400        1,555,720       70,413          382,482
Cost Plus, Inc.                                57,750       1,696,406      47,850        1,405,594        8,700          255,563
Costco Companies, Inc. (NON)                  104,700       9,586,594     101,600        9,302,750       18,100        1,657,281
Dayton Hudson Corp.                            23,000       1,532,375      22,555        1,502,727        4,160          277,160
Dixons Group PLC (United Kingdom)              86,930       1,839,351     107,100        2,266,128       26,748          565,961
Federated Department Stores, Inc. (NON)        85,880       3,445,935      83,620        3,355,253       15,225          610,903
Gap, Inc. (The)                                50,800       3,419,475      49,700        3,345,431        9,000          605,813
Home Depot, Inc. (The)                        126,500       7,874,625     122,700        7,638,075       21,900        1,363,275
K mart Corp. (NON)                            188,155       3,163,356     183,630        3,087,279       32,270          542,539
Koninklijke Ahold N.V. (Netherlands)           65,480       2,498,881      80,775        3,082,576       20,221          771,684
Kroger Co. (NON)                               67,600       4,047,550      66,100        3,957,738       11,900          712,513
Linens 'N Things, Inc.                         86,700       3,934,013      73,700        3,344,138       13,800          626,175
Marks & Spencer PLC (United Kingdom)          124,219         816,730     156,562        1,029,383       34,740          228,413
May Department Stores Co.                      37,200       1,455,450      35,850        1,402,631        6,300          246,488
Penney (J.C.) Co., Inc.                        11,300         457,650      11,100          449,550        2,100           85,050
Rite Aid Corp.                                 44,450       1,111,250      44,430        1,110,750        7,950          198,750
Safeway, Inc. (NON)                           122,500       6,285,781     118,800        6,095,925       21,200        1,087,825
Saks, Inc. (NON)                               24,510         637,260      24,010          624,260        4,340          112,840
Sears, Roebuck & Co.                           61,785       2,791,910      60,625        2,739,492       10,715          484,184
TJX Cos., Inc. (The)                          174,000       5,916,000     171,100        5,817,400       30,500        1,037,000
Tricon Global Restaurants, Inc. (NON)          42,300       2,971,575      41,500        2,915,375        7,300          512,825
Tweeter Home Entertainment Group, Inc. (NON)   38,742       1,249,430      32,064        1,034,064        5,954          192,017
Vendex International N.V. (Netherlands)        29,340         704,930      37,459          899,999        9,271          222,747
Wal-Mart Stores, Inc.                         163,100      15,035,781     158,200       14,584,063       28,300        2,608,906
Walgreen Co.                                  234,800       6,633,100     227,800        6,435,350       40,700        1,149,775
                                                         ------------                 ------------                  ------------
                                                          105,788,602                  103,812,676                    19,123,798

Specialty Consumer Products                                      0.2%                         0.2%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Action Performance Cos., Inc. (NON)            27,100         816,388      23,000          692,875        4,400          132,550
Gucci Group N.V. (Netherlands)                 21,446       1,726,403      26,483        2,131,882        6,566          528,563
Guitar Center, Inc. (NON)                      71,000       1,451,063      61,200        1,250,775        9,100          185,981
                                                         ------------                 ------------                  ------------
                                                            3,993,854                    4,075,532                       847,094

Telecommunications                                               7.9%                         6.9%                          3.9%
--------------------------------------------------------------------------------------------------------------------------------
AirTouch Communications, Inc. (NON)            39,800       3,845,675      39,500        3,816,688        7,000          676,375
ALLTEL Corp.                                   19,465       1,214,129      19,070        1,189,491        3,400          212,075
American Telephone & Telegraph Corp.          118,495       9,457,401     116,241        9,277,450       20,600        1,644,106
American Telephone & Telegraph Corp.
  Class A (NON)                                89,960       4,734,145      90,220        4,747,828       15,704          826,423
BCE, Inc. (Canada)                             94,216       4,168,988     116,266        5,144,684       29,128        1,288,892
Black Box Corp. (NON)                          45,600       1,413,600      37,250        1,154,750        6,800          210,800
British Telecommunications PLC ADR            208,128       3,390,877     256,521        4,179,308       63,710        1,037,980
Cable & Wireless Communications
  (United Kingdom)                             70,600         796,972      89,800        1,013,712       21,698          244,939
Cable & Wireless PLC (United Kingdom)         211,957       2,643,742     261,564        3,262,490       65,530          817,356
Carso Global Telecom (Mexico)                  54,100         280,917      66,600          345,824       16,700           86,716
Celcaribe S.A. (Colombia) (NON)                 4,878          12,195      35,772           89,430        3,252            8,130
CellNet Data Systems, Inc.                      1,000           5,750       3,200           18,400          800            4,600
China Telecom Ltd. (Hong Kong)              1,087,000       1,809,563   1,339,000        2,229,075      330,000          549,361
DDI Corp. (Japan) (NON)                           248       1,167,059         306        1,440,000           76          357,647
Ericsson Class B, (Sweden)                     33,641         814,276      41,963        1,015,709       30,469          737,498
Exodus Communications, Inc.                    14,300       1,923,350      11,700        1,573,650        2,100          282,450
France Telecom S.A. (France)                   17,790       1,432,406      21,980        1,769,775        5,369          432,298
General Instrument Corp.                       55,400       1,679,313      55,000        1,667,188        9,800          297,063
Hellenic Telecommunication Organization S.A.
  GDR (Greece)                                 55,805       1,352,485      70,660        1,712,510       17,497          424,056
Intermedia Communications, Inc.                39,000       1,038,375      32,300          859,988        6,000          159,750
Lucent Technologies, Inc.                     115,300      12,423,575     111,800       12,046,450       20,000        2,155,000
MCI WorldCom, Inc. (NON)                      146,300      12,956,694     142,000       12,575,875       25,400        2,249,488
Northern Telecom Ltd. (Canada)                 37,495       2,329,377      36,515        2,268,494        6,790          421,829
NTT Mobile Communications
  (Luxembourg)                                     14         688,235          18          884,874            4          196,639
Orange PLC ADR (United Kingdom)               118,600       1,656,089     146,300        2,042,882       36,203          505,526
Oy Nokia AB Class A (Finland)                  39,527       6,335,486      48,522        7,777,227       10,982        1,760,222
P-Com, Inc. (NON)                              62,400         475,800      51,000          388,875        9,100           69,388
Pinnacle Holdings Inc. (NON)                  183,600       2,776,950     149,900        2,267,238       27,000          408,375
Portugal Telecom S.A. (Portugal)               48,268       2,152,837      61,147        2,727,263       14,825          661,221
Powerwave Technologies, Inc.(NON)              49,700       1,410,238      40,900        1,160,538        7,300          207,138
QUALCOMM, Inc.                                 22,000       2,736,250      21,600        2,686,500        3,900          485,063
Sprint Corp.                                  125,425      12,307,328     123,790       12,146,910       22,225        2,180,828
Sprint Corp. (PCS Group)                       39,301       1,741,503      38,601        1,710,485        6,801          301,347
Stanford Telecommunications, Inc. (NON)        47,800         740,900      28,600          443,300        5,000           77,500
Swisscom AG ADR (Switzerland)                   9,452       3,685,164      11,657        4,544,864        2,903        1,131,827
Tele Centro Sul Participacoes S.A. (Brazil)    26,503       1,224,119      32,497        1,500,970        8,090          373,659
Telecom Italia SPA (Italy)                    668,873       7,075,353     847,472        8,964,576      205,418        2,172,912
Telesp Celular Participacoes S.A. ADR
  (Brazil)                                     57,200       1,197,625      70,370        1,473,392       17,588          368,249
Telesp Participacoes S.A. ADR (Brazil)         71,851       1,481,927      89,275        1,841,297       22,121          456,246
Telfonica de Espana (Spain)                    99,221       4,190,773     122,368        5,168,427       30,471        1,286,996
Tellabs, Inc.                                  38,800       3,792,700      39,500        3,861,125        6,200          606,050
Tut Systems, Inc. (NON)                        15,200         756,200      12,400          616,900        2,200          109,450
U S West, Inc.                                 64,756       3,565,627      62,950        3,466,184       11,470          631,567
WinStar Communications. Inc. (NON)             27,400         995,819      23,400          850,444        4,600          167,181
                                                         ------------                 ------------                  ------------
                                                          131,877,787                  139,923,040                    29,282,216

Transportation                                                   1.7%                         1.4%                          0.7%
--------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                      10,600         620,763      10,100          591,481        2,000          117,125
Atlantic Coast Airlines Holdings               44,300       1,245,938      36,700        1,032,188        6,700          188,438
Bombardier, Inc. (Canada)                     102,700       1,351,405     129,672        1,706,324       32,186          423,528
British Airways PLC (United Kingdom)          165,987       1,148,861     204,578        1,415,965       50,268          347,925
Burlington Northern Santa Fe Corp.            103,023       3,386,881     100,470        3,302,951       17,786          584,715
Delta Air Lines, Inc.                          52,690       3,661,955      51,445        3,575,428        9,070          630,365
Eagle USA Airfreight, Inc. (NON)               95,800       3,113,500      79,200        2,574,000       14,300          464,750
Expeditors International of Washington, Inc.   43,620       2,355,480      36,120        1,950,480        6,540          353,160
FDX Corp. (NON)                                26,300       2,440,969      25,800        2,394,563        4,500          417,656
Mesaba Holdings, Inc.                         122,900       1,647,628     101,700        1,363,416       18,400          246,675
Norfolk Southern Corp.                         21,400         564,425      20,500          540,688        3,600           94,950
Peninsular and Oriental Steam Navigation Co.
  (United Kingdom)                             81,937       1,191,014     100,878        1,466,335       25,345          368,407
SkyWest, Inc.                                  53,300       1,539,038      44,100        1,273,388        8,000          231,000
Southwest Airlines Co.                         59,455       1,798,514      58,220        1,761,155       10,365          313,541
TNT Post Group N.V. (Netherlands)              50,410       1,511,922      62,235        1,866,583       15,513          465,274
UAL Corp. (NON)                                13,615       1,058,566      13,300        1,034,075        2,445          190,099
                                                         ------------                 ------------                  ------------
                                                           28,636,859                   27,849,020                     5,437,608

Utilities                                                        3.4%                         3.0%                          1.6%
--------------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.                                53,405       3,090,814      52,535        3,040,463        9,165          530,424
Anglian Water PLC (United Kingdom)             92,000       1,127,502     113,300        1,388,543       27,800          340,702
Bell Atlantic Corp.                            91,665       4,737,935      89,885        4,645,931       15,945          824,157
BellSouth Corp.                                39,200       1,570,450      38,285        1,533,793        6,825          273,427
Companhia Energetica de Minas Gerais
  ADR (Brazil)                                 38,600         873,325      48,000        1,086,000       12,100          273,763
Consolidated Edison, Inc.                      59,015       2,674,117      57,375        2,599,805       10,200          462,188
Dominion Resources, Inc.                       15,745         581,581      15,450          570,684        2,780          102,686
Duke Energy Corp.                              61,965       3,384,838      60,775        3,319,834       10,740          586,673
Edison International                           69,710       1,551,048      68,850        1,531,913       12,240          272,340
Entergy Corp.                                  96,630       2,657,325      94,355        2,594,763       16,740          460,350
GTE Corp.                                      54,213       3,279,887      52,706        3,188,713        9,218          557,689
Independent Energy Holdings PLC
  (United Kingdom) (NON)                       90,700         895,663      75,100          741,613       13,600          134,300
Korea Electric Power Corp. (South Korea)        1,820          43,941       2,250           54,323          550           13,279
Korea Electric Power Corp. ADR
  (South Korea)                                92,200       1,169,788     113,500        1,440,031       28,500          361,594
Nippon Telegraph and Telephone Corp.
  (Japan)                                         650       6,336,134         801        7,808,067          200        1,949,580
Public Service Enterprise Group, Inc.          16,805         641,741      16,855          643,650        2,995          114,372
SBC Communications, Inc.                      251,200      11,837,800     244,700       11,531,488       43,200        2,035,800
Scottish Power PLC (United Kingdom)           194,575       1,693,211     239,800        2,086,764       58,645          510,335
Sempra Energy                                  32,500         623,594      30,900          592,894        5,550          106,491
Southern Co.                                   50,290       1,172,386      49,965        1,164,809        8,830          205,849
Telefonos de Mexico S.A. ADR Class L
  (Mexico)                                     38,947       2,551,029      48,124        3,152,122       11,957          783,184
Texas Utilities Co.                            62,364       2,599,799      60,660        2,528,764       10,670          444,806
Tokyo Electric Power Co. (Japan)              109,100       2,337,857     138,000        2,957,143       34,200          732,857
                                                        -------------                -------------                 -------------
                                                           57,431,765                   60,202,110                    12,076,846
                                                        -------------                -------------                 -------------

Total Common Stocks
  (cost $1,071,824,053, $1,070,613,487 and
  $210,711,116)                                        $1,323,072,487               $1,323,331,796                  $257,742,466
--------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                    BALANCED                    CONSERVATIVE
                                                                 6.1%                        12.7%                         18.7%
CORPORATE BONDS                               Principal                  Principal                      Principal
AND NOTES (a)                                  Amount           Value     Amount             Value       Amount            Value

Advertising                                                      0.1%                         0.2%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising sr. notes
  10 3/4s, 2006                             $ 300,000      $  327,000   $ 530,000       $  577,700    $ 300,000       $  327,000
Lamar Advertising Co. sr. sub. notes
  9 5/8s, 2006                                240,000         259,200     800,000          864,000      255,000          275,400
Lamar Advertising Co. company guaranty
  8 5/8s, 2007                                 35,000          36,838      70,000           73,675       20,000           21,050
Outdoor Communications Inc. sr. sub. notes
  9 1/4s, 2007                                340,000         366,350     775,000          835,063      260,000          280,150
Outdoor Systems, Inc. sr. sub. notes
  9 3/8s, 2006                                 10,000          10,750      35,000           37,625       10,000           10,750
Outdoor Systems, Inc. company guaranty
  8 7/8s, 2007                                375,000         400,781   1,700,000        1,816,875      475,000          507,656
                                                        -------------                -------------                 -------------
                                                            1,400,919                    4,204,938                     1,422,006

Aerospace and Defense                                            0.1%                         0.2%                          0.3%
--------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp. 144A sr. sub. notes
  8 5/8s, 2007                                 80,000          76,000     220,000          209,000       70,000           66,500
Argo-Tech Corp. company guaranty
  8 5/8s, 2007                                 30,000          28,500      80,000           76,000       20,000           19,000
Aviation Sales Co. company guaranty
  8 1/8s, 2008                                160,000         160,400     400,000          401,000      130,000          130,325
BE Aerospace, Inc. sr. sub. notes Ser. B,
  9 7/8s, 2006                                275,000         290,125     650,000          685,750      400,000          422,000
BE Aerospace, Inc. sr. sub. notes
  9 1/2s, 2008                                 50,000          53,375     140,000          149,450       40,000           42,700
BE Aerospace, Inc. sr. sub. notes Ser. B,
  8s, 2008                                    200,000         199,000     550,000          547,250      100,000           99,500
Derlan Industries Ltd. sr. notes 10s, 2007
  (Canada)                                    150,000         133,500     425,000          378,250      125,000          111,250
K&F Industries, Inc. sr. sub. notes Ser. B,
  9 1/4s, 2007                                 35,000          35,831      85,000           87,019       30,000           30,713
Lockheed Martin Corp. company guaranty
  7.45s, 2004                                 175,000         185,159     430,000          454,962           --               --
Lockheed Martin Corp. company
  guaranty 7 1/4s, 2006                            --              --          --               --    1,190,000        1,242,788
Raytheon Co. notes 6.45s, 2002                290,000         294,814          --               --           --               --
Raytheon Co. notes 6.15s, 2008                530,000         521,880   2,050,000        2,018,594           --               --
Sequa Corp. sr. sub. notes 9 3/8s, 2003            --              --      10,000           10,150           --               --
                                                        -------------                -------------                 -------------
                                                            1,978,584                    5,017,425                     2,164,776

Agriculture                                                       --%                          --%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc.
  sr. sec. notes 11s, 2003 (PIK)                4,007           3,847      15,182           14,575        8,590            8,247

Apparel                                                           --%                         0.1%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Fruit of the Loom 144A company
  guaranty 8 7/8s, 2006                       360,000         360,900     880,000          882,200      310,000          310,775
Sassco Fashions Ltd. sr. notes 12 3/4s, 2004   35,000          34,475     250,000          246,250       30,000           29,550
                                                        -------------                -------------                 -------------
                                                              395,375                    1,128,450                       340,325

Automotive                                                       0.3%                         0.6%                          1.0%
--------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp.
  sr. sub. notes 12s, 2004                    460,000         472,650   1,082,000        1,111,755      398,000          408,945
Aftermarket Technology Corp.
  sr. sub. notes Ser. D, 12s, 2004             11,000          11,303      18,000           18,495       12,000           12,330
Chrysler Corp. deb. Ser. B, 7.45s, 2097       135,000         143,828     325,000          346,252      485,000          516,714
Federal Mogul Corp. 144A notes
  7 1/2s, 2009                                150,000         146,361     340,000          331,752      140,000          136,604
Federal Mogul Corp. 144A notes
  7 3/8s, 2006                                460,000         450,818   1,190,000        1,166,248      400,000          392,016
Ford Motor Co. bonds 6 5/8s, 2028             380,000         365,792     930,000          895,227    1,895,000        1,824,146
Ford Motor Credit Corp. sr. notes
  5.8s, 2009                                  840,000         806,912   2,055,000        1,974,054           --               --
General Motors Acceptance Corp.
  sr. unsub. notes 5.85s, 2009                     --              --   1,090,000        1,049,408           --               --
General Motors Acceptance Corp.
  notes 5 3/4s, 2003                          245,000         242,881     575,000          570,026      870,000          862,475
Hayes Wheels International, Inc.
  company guaranty Ser. B, 9 1/8s, 2007       150,000         156,375     355,000          370,088      250,000          260,625
Hayes Wheels International, Inc. 144A
  company guaranty 8 1/4s, 2008               100,000         100,500     280,000          281,400           --               --
Hertz Corp. sr. notes 7s, 2028                550,000         533,264   1,385,000        1,342,854    1,600,000        1,551,312
Lear Corp. sub. notes 9 1/2s, 2006            250,000         274,063     730,000          800,263      210,000          230,213
Navistar International Corp. sr. notes
  Ser. B, 8s, 2008                                 --              --     450,000          465,750      250,000          258,750
Navistar International Corp. sr. notes
  Ser. B, 7s, 2003                            400,000         404,000     640,000          646,400      250,000          252,500
Safety Components International, Inc.
  sr. sub. notes Ser. B, 10 1/8s, 2007         40,000          37,600     120,000          112,800       35,000           32,900
Talon Automotive Group sr. sub. notes
  Ser. B, 9 5/8s, 2008                        220,000         192,500     560,000          490,000      190,000          166,250
                                                        -------------                -------------                 -------------
                                                            4,338,847                   11,972,772                     6,905,780

Basic Industrial Products                                        0.1%                         0.2%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
American Standard Companies, Inc.
  sr. notes 7 3/8s, 2008                      425,000         417,031   1,035,000        1,015,594      375,000          367,969
Ball Corp. company guaranty 8 1/4s, 2008      290,000         300,150     710,000          734,850      250,000          258,750
Ball Corp. company guaranty 7 3/4s, 2006      130,000         133,900     330,000          339,900      120,000          123,600
Newcor, Inc. company guaranty Ser. B,
  9 7/8s, 2008                                250,000         221,250     450,000          398,250      200,000          177,000
Owens-Illinois, Inc. sr. notes 8.1s, 2007      80,000          83,667     210,000          219,626       70,000           73,209
Owens-Illinois, Inc. sr. notes 7.35s, 2008    220,000         217,998     560,000          554,904      190,000          188,271
Owens-Illinois, Inc. sr. notes 7.15s, 2005    260,000         255,988     670,000          659,662      230,000          226,451
                                                        -------------                -------------                 -------------
                                                            1,629,984                    3,922,786                     1,415,250

Broadcasting                                                     0.4%                         0.8%                          0.8%
--------------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings sr. notes 11s, 2007   395,000         395,000     990,000          990,000      350,000          350,000
Benedek Communications Corp.
  sr. disc. notes stepped-coupon zero %
  (13 1/4s, 5/15/01), 2006 (STP)              250,000         190,000     600,000          456,000      225,000          171,000
Benedek Communications Corp. sr. notes
  11 7/8s, 2005                               600,000         648,000   1,510,000        1,630,800      520,000          561,600
Capstar Broadcasting sr. disc. notes
  stepped-coupon zero %
  (12 3/4s, 2/1/02), 2009 (STP)               175,000         147,875     465,000          392,925      155,000          130,975
Capstar Broadcasting sr. sub. notes
  9 1/4s, 2007                                230,000         241,500     850,000          892,500      195,000          204,750
Central European Media Enterprises
  Ltd. sr. notes 9 3/8s, 2004 (Bermuda)        20,000          19,000      60,000           57,000       20,000           19,000
Chancellor Media Corp. sr. sub. notes
  9 3/8s, 2004                                     --              --       5,000            5,200        5,000            5,200
Chancellor Media Corp. 144A sr. notes
  8s, 2008                                    560,000         583,100   1,430,000        1,488,988      480,000          499,800
Citadel Broadcasting Inc. sr. sub. notes
  10 1/4s, 2007                               100,000         110,000     124,370          136,807      340,000          374,000
Citadel Broadcasting Inc. company
  guaranty 9 1/4s, 2008                       470,000         502,900   1,080,000        1,155,600      400,000          428,000
Comcast Corp. sr. sub. notes 9 1/2s, 2008     170,000         179,173     830,000          874,787      300,000          316,188
Comcast Corp. sr. notes sub. 9 1/8s, 2006     170,000         183,367          --               --           --               --
Comcast UK Cable, Ltd. deb. stepped-
  coupon zero % (11.2s, 11/15/00),
  2007 (Bermuda) (STP)                        150,000         131,063     400,000          349,500      130,000          113,588
Diamond Cable Communication Co.
  sr. disc. notes stepped-coupon zero %
  (11 3/4s, 12/15/00), 2005
  (United Kingdom) (STP)                      115,000         101,631     450,000          397,688       90,000           79,538
Diamond Cable Communication Co.
  sr. disc. notes stepped-coupon zero %
  (10 3/4s, 2/15/02), 2007
  (United Kingdom) (STP)                      475,000         370,500     550,000          429,000      400,000          312,000
Fox Family Worldwide, Inc. sr. notes
  9 1/4s, 2007                                270,000         255,825     830,000          786,425      300,000          284,250
Fox/Liberty Networks LLC sr. notes
  8 7/8s, 2007                                340,000         351,900     860,000          890,100      270,000          279,450
Granite Broadcasting Corp. sr. sub. notes
  10 3/8s, 2005                               200,000         209,000          --               --           --               --
Granite Broadcasting Corp. sr. sub. notes
  9 3/8s, 2005                                200,000         196,250     225,000          220,781      150,000          147,188
Granite Broadcasting Corp. sr. sub. notes
  8 7/8s, 2008                                     --              --     350,000          351,750           --               --
Gray Communications Systems, Inc.
  sr. sub. notes 10 5/8s, 2006                 10,000          10,713      35,000           37,494       10,000           10,713
Jacor Communications, Inc. sr. sub. notes
  10 1/8s, 2006                               395,000         439,931     968,000        1,078,110      344,000          383,130
PHI Holdings, Inc. sr. sub. notes
  zero %, 2001                                159,000         131,080     447,000          368,507      178,000          146,743
Pegasus Communications Corp. 144A
  sr. notes 9 3/4s, 2006                       40,000          41,600     110,000          114,400       40,000           41,600
Pegasus Media & Communications notes
  Ser. B, 12 1/2s, 2005                            --              --     200,000          220,000      200,000          220,000
Radio One Inc. company guaranty
  Ser. B, stepped-coupon 7s,
  (12s, 5/15/00), 2004 (STP)                    5,000           5,150      10,000           10,300       10,000           10,300
SFX Broadcasting, Inc. sr. sub. notes
  Ser. B, 10 3/4s, 2006                       247,000         276,949     658,000          737,783      197,000          220,886
Sinclair Broadcast Group, Inc. sr. sub. notes
  8 3/4s, 2007                                510,000         520,200   1,545,000        1,575,900      450,000          459,000
Spanish Broadcasting Systems sr. notes
  Ser. B, 11s, 2004                            65,000          70,850     170,000          185,300       60,000           65,400
TV Azteca Holdings S.A. de C.V. sr. notes
  11s, 2002 (Mexico)                           40,000          34,000     100,000           85,000       25,000           21,250
Young Broadcasting, Inc. company guaranty
  Ser. B, 9s, 2006                             75,000          76,875     165,000          169,125       60,000           61,500
Young Broadcasting Inc. company guaranty
  Ser. B, 8 3/4s, 2007                         75,000          77,250     250,000          257,500       75,000           77,250
                                                        -------------                -------------                 -------------
                                                            6,500,682                   16,345,270                     5,994,299

Building and Construction                                        0.1%                         0.2%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Albecca Inc. company guaranty
  10 3/4s, 2008                               130,000         110,500     320,000          272,000      110,000           93,500
American Architectural Products Corp.
  company guaranty 11 3/4s, 2007               35,000          29,750      90,000           76,500       25,000           21,250
Building Materials Corp. 144A sr. notes
  8s, 2008                                    330,000         325,050     820,000          807,700      290,000          285,650
D.R. Horton Inc. company guaranty
  10s, 2006                                   120,000         128,400     290,000          310,300      100,000          107,000
D.R. Horton, Inc. company guaranty
  8s, 2009                                    400,000         391,000   1,000,000          977,500      350,000          342,125
GS Superhighway Holdings sr. notes
  9 7/8s, 2004 (China)                        220,000         112,200     540,000          275,400      170,000           86,700
Jackson Products, Inc. company guaranty
  Ser. B, 9 1/2s, 2005                         60,000          60,150     150,000          150,375       50,000           50,125
Morris Material Handling, Inc. company
  guaranty 9 1/2s, 2008                       120,000          63,600     300,000          159,000      100,000           53,000
Toll Corp. company guaranty 8 1/8s, 2009      120,000         119,400     390,000          388,050      110,000          109,450
                                                        -------------                -------------                 -------------
                                                            1,340,050                    3,416,825                     1,148,800

Business Equipment and Services                                  0.1%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Cex Holdings, Inc. company guaranty
  Ser. B, 9 5/8s, 2008                        110,000         103,400     280,000          263,200       90,000           84,600
Iron Mountain, Inc. company guaranty
  10 1/8s, 2006                                50,000          54,000     200,000          216,000      200,000          216,000
Iron Mountain, Inc. company guaranty
  8 3/4s, 2009                                575,000         589,375     940,000          963,500      335,000          343,375
Outsourcing Solutions, Inc. sr. sub. notes
  Ser. B, 11s, 2006                            25,000          24,625      75,000           73,875       25,000           24,625
U.S. Office Products Co. company
  guaranty 9 3/4s, 2008                       220,000         145,200     570,000          376,200      120,000           79,200
                                                        -------------                -------------                 -------------
                                                              916,600                    1,892,775                       747,800

Cable Television                                                 0.2%                         0.5%                          0.5%
--------------------------------------------------------------------------------------------------------------------------------
Acme Television sr. disc. notes stepped-
  coupon zero % (10 7/8s, 9/30/00),
  2004 (STP)                                  255,000         215,475     740,000          625,300      200,000          169,000
Century Communications Corp.
  sr. notes 9 1/2s, 2005                      315,000         337,050     835,000          893,450      280,000          299,600
Century Communications Corp.
  sr. notes 8 7/8s, 2007                       20,000          21,000      30,000           31,500       20,000           21,000
CSC Holdings, Inc. sr. sub. deb. 10 1/2s,
  2016                                         10,000          12,000      10,000           12,000      260,000          312,000
CSC Holdings, Inc. sr. sub. deb. 9 7/8s,
  2013                                        375,000         414,844   1,150,000        1,272,188      300,000          331,875
CSC Holdings, Inc. sr. sub. notes 9 1/4s,
  2005                                         10,000          10,700      10,000           10,700       10,000           10,700
CSC Holdings, Inc. deb. Ser. B, 8 1/8s,
  2009                                        398,000         427,683     970,000        1,042,343      340,000          365,357
CSC Holdings, Inc. deb. 7 7/8s, 2018           50,000          51,248     120,000          122,995       40,000           40,998
CSC Holdings, Inc. sr. notes 7 1/4s, 2008     120,000         121,642     310,000          314,241      110,000          111,505
Charter Communications Holdings LLC
  144A sr. notes 8 5/8s, 2009                 610,000         622,963   1,500,000        1,531,875      530,000          541,263
Globo Communicacoes 144A sr. notes
  10 5/8s, 2008 (Brazil)                       90,000          57,600     230,000          147,200       80,000           51,200
Grupo Televisa S.A. sr. disc. notes
  stepped-coupon zero %
  (13 1/4s, 5/15/01), 2008 (Mexico) (STP)     250,000         209,375     600,000          502,500      200,000          167,500
Grupo Televisa S.A. 144A sr. notes 11 7/8s,
  2006 (Mexico)                               250,000         258,750     600,000          621,000      200,000          207,000
Jones Intercable, Inc. sr. sub. deb.
  10 1/2s, 2008                               160,000         171,400     415,000          444,569      140,000          149,975
Jones Intercable, Inc. sr. notes 9 5/8s,
  2002                                         40,000          42,100      80,000           84,200       30,000           31,575
Jones Intercable, Inc. sr. notes 8 7/8s,
  2007                                        398,000         422,875   1,230,000        1,306,875      340,000          361,250
Jones Intercable, Inc. sr. notes 7 5/8s,
  2008                                         50,000          52,750     100,000          105,500           --               --
Lenfest Communications, Inc. sr. sub. notes
  10 1/2s, 2006                               100,000         117,500     300,000          352,500      100,000          117,500
Lenfest Communications, Inc. sr. sub. notes
  8 1/4s, 2008                                310,000         319,300     750,000          772,500      240,000          247,200
Rogers Cablesystems Ltd. sr. notes Ser. B,
  10s, 2005 (Canada)                           40,000          45,100     100,000          112,750       30,000           33,825
Supercanal Holdings S.A. 144A sr. notes
  11 1/2s, 2005 (Argentina)                   120,000          48,000     300,000          120,000      100,000           40,000
                                                        -------------                -------------                 -------------
                                                            3,979,355                   10,426,186                     3,610,323

Chemicals                                                        0.1%                         0.2%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Geo Specialty Chemicals 144A sr. sub. notes
  10 1/8s, 2008                               100,000          99,500     240,000          238,800       70,000           69,650
Huntsman Corp. 144A sr. sub. notes
  9 1/2s, 2007                                 50,000          49,750     120,000          119,400       40,000           39,800
Huntsman Corp. 144A sr. sub. notes FRN
  9.188s, 2007                                120,000         110,400     300,000          276,000      100,000           92,000
Lyondell Petrochemical bank term loan
  Ser. D, 7 1/4s, 2000                             --              --   1,000,000          982,500           --               --
Nova Chemicals Corp. med-term notes
  7.4s, 2009 (Canada)                         340,000         337,450     835,000          828,738    1,060,000        1,052,050
Pioneer Americas Acquisition 144A
  sr. notes 9 1/4s, 2007                       35,000          29,400      90,000           75,600       30,000           25,200
Polytama International notes 11 1/4s,
  2007 (Indonesia)                             51,912           3,634     129,782            9,085       43,261            3,028
Scotts Co 144A sr. sub. notes 8 5/8s, 2009    150,000         154,875     390,000          402,675      130,000          134,225
Sterling Chemicals Holdings sr. disc. notes
  stepped-coupon zero %
  (13 1/2s, 8/15/01), 2008 (STP)              100,000          42,500     270,000          114,750      100,000           42,500
Trikem S.A. 144A bonds 10 5/8s,
  2007 (Brazil)                               120,000          42,000     305,000          106,750      100,000           35,000
Union Carbide Global Enterprises
  sr. sub. notes Ser. B, 12s, 2005             80,000          84,500     210,000          221,813       90,000           95,063
                                                        -------------                -------------                 -------------
                                                              954,009                    3,376,111                     1,588,516

Computer Services and Software                                   0.1%                         0.2%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. sr. notes
  12 3/4s, 2007                                30,000          34,650      75,000           86,625       30,000           34,650
IPC Information Systems sr. disc. notes
  stepped-coupon zero %
  (10 7/8s, 11/1/01), 2008 (STP)              270,000         176,175     680,000          443,700      230,000          150,075
PSINet, Inc. sr. notes 11 1/2s, 2008          170,000         191,250     430,000          483,750      150,000          168,750
PSINet, Inc. sr. notes Ser. B, 10s, 2005       80,000          84,400     210,000          221,550       70,000           73,850
Unisys Corp. sr. notes 7 7/8s, 2008           310,000         325,500     670,000          703,500      240,000          252,000
Verio Inc. 144A sr. notes 11 1/4s, 2008        80,000          90,000     210,000          236,250       70,000           78,750
Verio Inc. sr. notes 10 3/8s, 2005            420,000         449,400     920,000          984,400      360,000          385,200
                                                        -------------                -------------                 -------------
                                                            1,351,375                    3,159,775                     1,143,275

Conglomerates                                                     --%                         0.1%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Axia, Inc. company guaranty 10 3/4s, 2008     160,000         159,200     400,000          398,000      130,000          129,350
Cia Latino Americana 144A company
  guaranty 11 5/8s, 2004 (Argentina)           25,000          14,000      75,000           42,000       25,000           14,000
Tyco International Ltd. company guaranty
  6 3/8s, 2005                                220,000         221,333     485,000          487,939      745,000          749,515
Tyco International Ltd. company guaranty
  6 1/4s, 2003                                155,000         156,014     315,000          317,060      495,000          498,237
                                                        -------------                -------------                 -------------
                                                              550,547                    1,244,999                     1,391,102

Consumer Durable Goods                                            --%                          --%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Hedstrom Holdings, Inc. 144A sr. disc.
  notes stepped-coupon zero %
  (12s, 6/1/02), 2009 (STP)                    15,000           5,550      45,000           16,650       15,000            5,550
Iron Age Corp. company guaranty
  9 7/8s, 2008                                230,000         167,900     585,000          427,050      190,000          138,700
Sealy Mattress Co. sr. sub. notes Ser. B,
  9 7/8s, 2007                                 35,000          34,738      80,000           79,400       25,000           24,813
                                                        -------------                -------------                 -------------
                                                              208,188                      523,100                       169,063

Consumer Non Durables                                             --%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Doane Products Co. 144A sr. sub. notes
  9 3/4s, 2007                                     --              --      45,000           47,419       15,000           15,806
Guess Jeans, Inc. sr. sub. notes 9 1/2s,
  2003                                        250,000         250,000     940,000          940,000      375,000          375,000
Samsonite Corp. sr. sub. notes
  10 3/4s, 2008                               420,000         285,600     920,000          625,600      360,000          244,800
Westpoint Stevens, Inc. sr. notes
  7 7/8s, 2008                                200,000         204,500     500,000          511,250      180,000          184,050
                                                        -------------                -------------                 -------------
                                                              740,100                    2,124,269                       819,656

Consumer Products                                                0.1%                         0.2%                          0.5%
--------------------------------------------------------------------------------------------------------------------------------
French Fragrances, Inc. sr. notes Ser. B,
  10 3/8s, 2007                                30,000          29,775      85,000           84,363       30,000           29,775
French Fragrances, Inc. company guaranty
  Ser. D, 10 3/8s, 2007                        50,000          51,000     130,000          132,600       40,000           40,800
Philip Morris Cos., Inc. notes 7 1/2s, 2004   570,000         604,126   1,130,000        1,197,653    1,845,000        1,955,460
Philip Morris Cos., Inc. notes 7 1/2s, 2002   260,000         269,662     685,000          710,455      915,000          949,001
Revlon Consumer Products sr. notes
  9s, 2006                                     90,000          90,000     210,000          210,000       80,000           80,000
Revlon Consumer Products sr. sub. notes
  8 5/8s, 2008                                600,000         558,000   1,500,000        1,395,000      500,000          465,000
Triarc Consumer Products, Inc. 144A
  sr. sub. notes 10 1/4s, 2009                170,000         169,575     410,000          408,975      150,000          149,625
                                                        -------------                -------------                 -------------
                                                            1,772,138                    4,139,046                     3,669,661

Consumer Services                                                0.1%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Coinmach Corp. sr. notes Ser. D,
  11 3/4s, 2005                               225,000         247,500     565,000          621,500      200,000          220,000
Consumers International 144A sr. notes
  10 1/4s, 2005                                10,000          10,500       5,000            5,250        5,000            5,250
FRD Acquisition Co. sr. notes Ser. B,
  12 1/2s, 2004                                75,000          75,750     200,000          202,000       75,000           75,750
Interact Systems, Inc. 144A stepped-
  coupon zero % (14s, 8/1/99), 2003 (NON)     100,000          13,000     300,000           39,000       90,000           11,700
Protection One, Inc. sr. disc. notes
  stepped-coupon zero %,
  (13 5/8s, 6/30/00), 2005 (STP)               60,000          68,400     160,000          182,400       50,000           57,000
Protection One, Inc. 144A sr. sub. notes
  8 1/8s, 2009                                390,000         399,750     920,000          943,000      360,000          369,000
Viasystems Inc. sr. sub notes 9 3/4s, 2007     60,000          56,475          --               --           --               --
Viasystems, Inc. sr. notes Ser. B, 9 3/4s,
  2007                                         50,000          46,750     650,000          607,750      225,000          210,375
                                                        -------------                -------------                 -------------
                                                              918,125                    2,600,900                       949,075

Electronics and Electrical Equipment                             0.2%                         0.3%                          0.3%
--------------------------------------------------------------------------------------------------------------------------------
Applied Power Inc. sr. sub. notes
  8 3/4s, 2009                                 80,000          81,200     200,000          203,000       70,000           71,050
Celestica International Ltd. 144A
  sr. sub. notes 10 1/2s, 2006 (Canada)        20,000          22,050      55,000           60,638       20,000           22,050
Cirent Semiconductor sr. sub. notes
  10.22s, 2002                                 30,639          31,520      87,481           89,996       26,164           26,917
Cirent Semiconductor 144A sr. sub. notes
  10.14s, 2004                                 30,986          31,877      83,745           86,153           --               --
DII Group, Inc. (The) sr. sub. notes
  8 1/2s, 2007                                290,000         291,450     110,000          110,550       40,000           40,200
Details, Inc. sr. sub. notes Ser. B, 10s,
  2005                                         35,000          31,675     100,000           90,500       30,000           27,150
Dobson Communications Corp. sr. notes
  11 3/4s, 2007                               290,000         310,663     715,000          765,944      275,000          294,594
Fairchild Semiconductor Corp. 144A
  sr. sub. notes 11.74s, 2008                 213,829         207,415     344,700          334,359      166,408          161,416
Fairchild Semiconductor Corp. sr. sub. notes
  10 1/8s, 2007                               200,000         198,000     775,000          767,250      175,000          173,250
Flextronics International Ltd. sr. sub. notes
  Ser. B, 8 3/4s, 2007                        455,000         466,375   1,115,000        1,142,875      395,000          404,875
HCC Industries, Inc. company guaranty
  10 3/4s, 2007                                40,000          38,400     110,000          105,600       40,000           38,400
Metromedia Fiber Network, Inc. 144A
  sr. notes 10s, 2008                         660,000         706,200   1,670,000        1,786,900      590,000          631,300
Moog, Inc. sr. sub. notes Ser. B, 10s, 2006    20,000          20,825      60,000           62,475       20,000           20,825
Motors and Gears, Inc. sr. notes Ser. D,
  10 3/4s, 2006                               100,000         103,250     255,000          263,288       80,000           82,600
Samsung Electronics 144A company
  guaranty 9 3/4s, 2003                        30,000          30,600      70,000           71,400       30,000           30,600
Wavetek Corp. company guaranty
  10 1/8s, 2007                                25,000          23,250      60,000           55,800       20,000           18,600
Zilog, Inc. company guaranty Ser. B,
  9 1/2s, 2005                                140,000         116,200     360,000          298,800      120,000           99,600
                                                        -------------                -------------                 -------------
                                                            2,710,950                    6,295,528                     2,143,427

Energy-Related                                                    --%                          --%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp. company
  guaranty Ser. B, 11 1/8s, 2005              100,000          76,000     240,000          182,400       80,000           60,800
PP&L Capital Funding, Inc. company
  guaranty 5.9s, 2000                         130,000         126,100     215,000          208,550      680,000          659,600
Panda Global Energy Co. company
  guaranty 12 1/2s, 2004 (China)               10,000           5,000      10,000            5,000        5,000            2,500
RAM Energy Inc. sr. notes 11 1/2s, 2008        70,000          44,800     190,000          121,600       60,000           38,400
York Power Funding 144A notes 12s,
  2007 (Cayman Islands)                       140,000         140,700     360,000          361,800      120,000          120,600
                                                        -------------                -------------                 -------------
                                                              392,600                      879,350                       881,900

Entertainment                                                    0.4%                         0.7%                          0.9%
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr. sub. notes
  9 1/2s, 2009                                425,000         405,875   1,060,000        1,012,300      373,000          356,215
Argosy Gaming Co. company guaranty
  13 1/4s, 2004                               180,000         203,400     440,000          497,200      150,000          169,500
Casino America, Inc. sr. notes 12 1/2s,
  2003                                         55,000          62,769     160,000          182,600       50,000           57,063
Cinemark USA, Inc. sr. sub. notes
  9 5/8s, 2008                                205,000         211,663     490,000          505,925      160,000          165,200
Circus Circus Enterprises, Inc. sr. notes
  6.45s, 2006                                  80,000          73,061     200,000          182,652       70,000           63,928
Colorado Gaming & Entertainment Co.
  sr. notes 12s, 2003                          50,000          51,500     275,000          283,250       50,000           51,500
Disney (Walt) Co. med. term notes
  5.62s, 2008                                 310,000         299,150     720,000          694,800    1,080,000        1,042,200
Diva Systems Corp. sr. disc. notes Ser. B,
  stepped-coupon zero %
  (12 5/8s, 3/1/03), 2008 (STP)               488,000         143,960   1,231,000          363,145      403,000          118,885
Fitzgeralds Gaming Corp. company
  guaranty Ser. B, 12 1/4s, 2004              190,000          99,750     460,000          241,500      160,000           84,000
Harrahs Entertainment, Inc. company
  guaranty 7 1/2s, 2009                       500,000         498,630   1,250,000        1,246,575      450,000          448,767
Hollywood Park Inc. sr. sub. notes Ser. B,
  9 1/2s, 2007                                220,000         223,300     530,000          537,950      190,000          192,850
Hollywood Park Inc. 144A sr. sub. notes
  9 1/4s, 2007                                140,000         143,500     350,000          358,750      120,000          123,000
Isle of Capri Black Hawk LLC 1st mortgage
  Ser. B, 13s, 2004                            30,000          32,550      80,000           86,800       30,000           32,550
ITT Corp. notes 6 3/4s, 2005                  530,000         480,625   1,300,000        1,178,892      460,000          417,146
Mohegan Tribal Gaming Auth. 144A
  sr. sub. notes 8 3/4s, 2009                 210,000         218,925     530,000          552,525      180,000          187,650
Mohegan Tribal Gaming Auth. 144A
  sr. notes 8 1/8s, 2006                      190,000         194,275     460,000          470,350      160,000          163,600
Park Place Entertainment sr. sub. notes
  7 7/8s, 2005                                140,000         137,550     340,000          334,050      120,000          117,900
Premier Parks, Inc. sr. notes Ser. A, 12s,
  2003                                        105,000         112,613     270,000          289,575       90,000           96,525
Premier Parks, Inc. sr. notes 9 1/4s, 2006    623,000         644,805   1,545,000        1,599,075      525,000          543,375
SFX Entertainment, Inc. 144A sr. sub. notes
  9 1/8s, 2008                                110,000         111,100     290,000          292,900      100,000          101,000
SFX Entertainment, Inc. 144A company
  guaranty Ser. B, 9 1/8s, 2008                95,000          96,069     245,000          247,756       80,000           80,900
Silver Cinemas Inc. sr. sub. notes
  10 1/2s, 2005                               130,000          68,900     320,000          169,600      110,000           58,300
Six Flags Corp. sr. sub. notes zero %
  (12 1/4s, 6/14/99), 2005 (STP)              345,000         383,381   1,050,000        1,166,813      405,000          450,056
Time Warner Entertainment Inc. notes
  8 7/8s, 2012                                225,000         269,345     400,000          478,836      580,000          694,312
Trump A.C. 1st mtge. 11 1/4s, 2006            155,000         137,950     375,000          333,750      105,000           93,450
Trump Castle Funding 144A sub. notes
  10 1/4s, 2003                               260,000         262,600     660,000          666,600      220,000          222,200
United Artists Theatre 144A
  sr. sub. notes 9 3/4s, 2008                 485,000         397,700   1,165,000          955,300      435,000          356,700
                                                        -------------                -------------                 -------------
                                                            5,964,946                   14,929,469                     6,488,772

Environmental Control                                            0.1%                         0.1%                          0.4%
--------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. company
  guaranty Ser. B, 7 7/8s, 2009               425,000         412,250   1,005,000          974,850      380,000          368,600
Allied Waste Industries, Inc. company
  guaranty Ser. B, 7 5/8s, 2006               180,000         175,950     450,000          439,875      150,000          146,625
U.S. Filter Corp. bonds 6 1/2s, 2003               --              --          --               --    1,180,000        1,177,050
WMX Technologies Inc. notes 7.1s, 2026        300,000         312,768     685,000          714,154    1,010,000        1,052,986
                                                        -------------                -------------                 -------------
                                                              900,968                    2,128,879                     2,745,261

Food and Beverages                                                --%                         0.1%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Ameriserve Food Co. company guaranty
  10 1/8s, 2007                                35,000          24,850      90,000           63,900       30,000           21,300
Ameriserve Food Co. company guaranty
  8 7/8s, 2006                                 70,000          58,888     160,000          134,600       50,000           42,063
Aurora Foods, Inc. sr. sub. notes Ser. B,
  9 7/8s, 2007                                 20,000          21,600      60,000           64,800       20,000           21,600
Aurora Foods, Inc. 144A ser. sub. notes
  Ser. D, 9 7/8s, 2007                        155,000         167,400     385,000          415,800      120,000          129,600
Pepsi Bottling Group Inc. 144A sr. notes
  7s, 2029                                    295,000         294,971     730,000          729,927      910,000          909,909
RAB Enterprises, Inc. company guaranty
  10 1/2s, 2005                               200,000         100,000     500,000          250,000      160,000           80,000
                                                        -------------                -------------                 -------------
                                                              667,709                    1,659,027                     1,204,472

Health Care                                                      0.2%                         0.4%                          0.3%
--------------------------------------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp. deb.
  8.36s, 2024                                  50,000          45,783     120,000          109,879       40,000           36,626
Columbia/HCA Healthcare Corp. notes
  7.69s, 2025                                  80,000          64,600     200,000          161,500       70,000           56,525
Columbia/HCA Healthcare Corp. notes
  7 1/4s, 2008                                 70,000          63,917     190,000          173,489       70,000           63,917
Columbia/HCA Healthcare Corp.
  med term notes notes 6.63s, 2045            270,000         255,066     640,000          604,602      230,000          217,279
Conmed Corp. company guaranty 9s, 2008         80,000          80,400     210,000          211,050       65,000           65,325
Extendicare Health Services, Inc. company
  guaranty 9.35s, 2007                        300,000         240,000     640,000          512,000      250,000          200,000
Hudson Respiratory Care, Inc.
  sr. sub. notes 9 1/8s, 2008                 130,000         105,300     320,000          259,200      110,000           89,100
Integrated Health Services, Inc.
  sr. sub. notes Ser. A, 9 1/2s, 2007         370,000         240,500     890,000          578,500      330,000          214,500
Integrated Health Services, Inc.
  sr. sub. notes Ser. A, 9 1/4s, 2008         150,000          96,000     380,000          243,200      120,000           76,800
Magellan Health Services, Inc. sr. sub.
  notes 9s, 2008                              170,000         145,350     440,000          376,200      150,000          128,250
Mariner Post-Acute Network, Inc.
  sr. sub. notes Ser. B, stepped-coupon
  zero % (10 1/2s, 11/1/02), 2007 (STP)        70,000          13,300     160,000           30,400      100,000           19,000
Mariner Post-Acute Network, Inc.
  sr. sub. notes Ser. B, 9 1/2s, 2007         330,000         102,300     830,000          257,300      170,000           52,700
MedPartners, Inc. sr. notes 7 3/8s, 2006      195,000         152,100     470,000          366,600      210,000          163,800
MedPartners, Inc. sr. sub. notes 6 7/8s,
  2000                                         90,000          79,313     240,000          211,500           --               --
Multicare Cos., Inc. sr. sub. notes 9s, 2007  400,000         268,000   1,010,000          676,700      330,000          221,100
Paracelsus Healthcare sr. sub. notes
  10s, 2006                                   150,000         106,500     355,000          252,050      115,000           81,650
Paragon Corp. Holdings, Inc. company
  guaranty Ser. B, 9 5/8s, 2008                80,000          62,400     190,000          148,200       60,000           46,800
Patriot American Hospital bank term
  loan B 8 1/8s, 2003                              --              --     499,167          497,295           --               --
Quorum Health Group, Inc. sr. sub. notes
  8 3/4s, 2005                                     --              --          --               --      100,000           98,500
Sun Healthcare Group, Inc. sr. sub. notes
  Ser. B, 9 1/2s, 2007                         75,000          22,594     175,000           52,719           --               --
Tenet Healthcare Corp. sr. sub. notes
  8 5/8s, 2007                                250,000         251,250     975,000          979,875      375,000          376,875
Tenet Healthcare Corp. 144A
  sr. sub. notes 8 1/8s, 2008                  40,000          38,600     110,000          106,150       30,000           28,950
Tenet Healthcare Corp. sr. notes 8s, 2005     150,000         148,125          --               --      125,000          123,438
Tenet Healthcare Corp.144A sr. notes
  7 5/8s, 2008                                150,000         144,750     390,000          376,350      130,000          125,450
                                                        -------------                -------------                 -------------
                                                            2,726,148                    7,184,759                     2,186,585

Insurance and Finance                                            1.0%                         2.0%                          4.5%
--------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. sr. notes
  9 1/8s, 2003                                230,000         156,400     580,000          394,400      190,000          129,200
Advanta Corp. med. term notes Ser. B,
  7s, 2001                                    350,000         312,753     700,000          625,506      150,000          134,037
Advanta Corp. med-term notes Ser. D,
  6.92s, 2002                                  90,000          78,186     330,000          286,681      200,000          173,746
AFC Capital Trust company guaranty Ser. B,
  8.207s, 2027                                285,000         306,458     675,000          725,821      970,000        1,043,031
American General Corp. sr. notes
  6 5/8s, 2029                                335,000         325,788     820,000          797,450    1,015,000          987,088
American General Institute 144A
  company guaranty 8 1/8s, 2046               480,000         534,845   1,190,000        1,325,969    1,390,000        1,548,821
Banponce Financial Corp. med. term note
  7 1/8s, 2002                                205,000         207,710     530,000          537,007      740,000          749,783
Chevy Chase Savings Bank Inc. sub. deb.
  9 1/4s, 2005                                120,000         120,000     300,000          300,000      100,000          100,000
Chevy Chase Savings Bank Inc. sub. deb.
  9 1/4s, 2008                                175,000         175,000     450,000          450,000      125,000          125,000
CIT Group (The), Inc. notes 5 1/2s, 2001      325,000         323,053     760,000          755,448    1,140,000        1,133,171
Citigroup, Inc. bonds 6.2s, 2009              400,000         396,672     985,000          976,805    1,260,000        1,249,517
Colonial Capital I 144A company guaranty
  8.92s, 2027                                  35,000          33,127      90,000           85,185       30,000           28,395
Contifinancial Corp. sr. notes 8 3/8s, 2003   120,000          84,000     305,000          213,500      105,000           73,500
Contifinancial Corp. sr. notes 8 1/8s, 2008    60,000          44,400     150,000          111,000       50,000           37,000
Contifinancial Corp. sr. notes 7 1/2s, 2002   240,000         182,400     570,000          433,200      210,000          159,600
DSL Finance NV bonds 5 3/4s, 2009
  (Netherlands)                               590,000         356,878   1,845,000        1,115,999    1,085,000          656,292
DTI Holdings Inc. sr. disc. notes Ser. B,
  stepped-coupon zero %
  (12 1/2s, 03/01/03), 2008 (STP)             605,000         166,375   1,445,000          397,375      480,000          132,000
Delta Financial Corp. sr. notes 9 1/2s, 2004  110,000          82,500     300,000          225,000       90,000           67,500
Depfa Bank notes 3 3/4s, 2009                 540,000         554,087   1,635,000        1,677,653    1,065,000        1,092,783
Dime Capital Trust I bank guaranty Ser. A,
  9.33s, 2027                                  35,000          37,196      90,000           95,646       30,000           31,882
Dine S.A. de C.V. company guaranty 8 3/4s,
  2007 (Mexico)                                35,000          29,050      85,000           70,550       25,000           20,750
Finova Capital Corp. notes 7.4s, 2007              --              --          --               --      810,000          851,893
Firstar Bank Milwaukee sr. bank notes
  6 1/4s, 2002                                120,000         121,387     295,000          298,410      305,000          308,526
Fuji JGB Inv. LLC 144A FLIRB bonds
  9.87s, 2049 (Japan)                          90,000          80,550     220,000          196,900       70,000           62,650
GS Escrow Corp. sr. notes 7 1/8s, 2005        325,000         316,940     800,000          780,160      275,000          268,180
Greenpoint Capital Trust I company
  guaranty 9.1s, 2027                          35,000          36,540      90,000           93,961       30,000           31,320
Heller Financial Inc. notes 6s, 2004          380,000         378,708     940,000          936,804    1,180,000        1,175,988
Household Finance Corp. notes
  6 1/2s, 2008                                160,000         159,675     375,000          374,239      580,000          578,823
Hypothebk In Essen 144A bonds
  4s, 2009                                    280,000         292,482     845,000          882,668      545,000          569,295
Imperial Credit Capital Trust I 144A
  company guaranty 10 1/4s, 2002              100,000          78,000     275,000          214,500      200,000          156,000
Imperial Credit Industries, Inc. sr. notes
  9 7/8s, 2007                                 40,000          34,400     100,000           86,000       30,000           25,800
International American Development
  Bank notes 5 3/4s, 2004                   1,530,000         802,845   3,665,000        1,923,154    1,925,000        1,010,115
Investors Capital Trust I company
  guaranty Ser. B, 9.77s, 2027                     --              --      15,000           14,775           --               --
Kreditanstalt Fuer Wiederauf bonds 5s,
  2009 (Germany)                              667,019         759,301   2,047,864        2,331,186    1,210,086        1,377,501
Lehman Brothers Holdings, Inc. notes
  6 5/8s, 2004                                420,000         420,286   1,030,000        1,030,700    1,300,000        1,300,884
LCR Finance bonds 4 1/2s, 2028
  (United Kingdom)                          1,380,000       2,081,542   3,385,000        5,105,812    1,800,000        2,715,055
Merita Bank Ltd. sub. notes 6 1/2s,
  2006 (Finland)                              295,000         294,540     730,000          728,861    1,060,000        1,058,346
Money Store, Inc. notes 8.05s, 2002           165,000         174,501     360,000          380,729      525,000          555,230
NationsBank Corp. sub. notes
  6 7/8s, 2005                                610,000         629,715   1,515,000        1,563,965           --               --
Nationwide Credit Inc. sr. notes Ser. A,
  10 1/4s, 2008                               160,000          69,600     500,000          217,500      180,000           78,300
North Fork Capital Trust I company
  guaranty 8.7s, 2026                          10,000          10,463      15,000           15,694        5,000            5,231
Ocwen Capital Trust I company guaranty
  10 7/8s, 2027                                20,000          16,200      50,000           40,500       15,000           12,150
Ocwen Federal Bank FSB sub. deb.
  12s, 2005                                     5,000           4,863      10,000            9,725        5,000            4,863
Ocwen Financial Corp. notes
  11 7/8s, 2003                                10,000           8,950      10,000            8,950       10,000            8,950
Orange Cogen Funding 144A company
  guaranty 8.175s, 2022                        75,000          77,933     195,000          202,625      275,000          285,753
PRT Funding Corp. sr. notes 11 5/8s, 2004
  (In default) (NON)                           95,000          42,631     225,000          100,969       75,000           33,656
Paine Webber Group, Inc. sr. notes
  6.55s, 2008                                 505,000         494,269   1,095,000        1,071,731    1,705,000        1,668,769
Peoples Bank-Bridgeport sub. notes
  7.2s, 2006                                  240,000         230,873     565,000          543,513      865,000          832,104
Peoples Heritage Capital Trust company
  guaranty Ser. B, 9.06s, 2027                     --              --     165,000          162,263           --               --
Phoenix Home Life Mutual Insurance Co.
  144A notes 6.95s, 2006                      210,000         209,135     555,000          552,713      780,000          776,786
Pindo Deli Finance Mauritius Ltd. company
  guaranty 10 3/4s, 2007 (Indonesia)           90,000          47,250     215,000          112,875       65,000           34,125
Popular, Inc. med. term notes 6.4s, 2000      375,000         376,253     920,000          923,073    1,095,000        1,098,657
Provident Capital Trust company
  guaranty 8.6s, 2026                          70,000          70,146     190,000          190,395           --               --
Provident Companies, Inc. bonds
  7.405s, 2038                                415,000         419,208     910,000          919,227    1,370,000        1,383,892
RBF Finance 144A company guaranty
  11s, 2006                                   450,000         472,500   1,100,000        1,155,000      390,000          409,500
Realkredit Danmark bonds 7s, 2029
  (Denmark)                                10,600,000       1,565,024  26,200,000        3,868,267   14,600,000        2,155,599
Reliance Group Holdings, Inc. sr. notes
  9s, 2000                                         --              --     145,000          149,253           --               --
Riggs Capital Trust 144A bonds
  8 5/8s, 2026                                 35,000          34,266      90,000           88,112       40,000           39,161
Sovereign Capital Trust company
  guaranty 9s, 2027                            50,000          49,924     130,000          129,802       45,000           44,932
St. Paul Bancorp sr. notes 7 1/8s, 2004       380,000         378,374     875,000          871,255    1,275,000        1,269,543
TIG Holdings, Inc. notes 8 1/8s, 2005         275,000         288,904     615,000          646,094      925,000          971,768
Toyota Motor Credit Corp. notes
  5 5/8s, 2003                                245,000         242,224     570,000          563,542      880,000          870,030
Webster Capital Trust I 144A bonds
  9.36s, 2027                                   5,000           5,074      20,000           20,294       10,000           10,147
                                                        -------------                -------------                 -------------
                                                           16,282,354                   41,106,391                    33,712,618

Lodging                                                           --%                         0.1%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Epic Resorts LLC company guaranty
  Ser. B, 13s, 2005                           100,000          94,000     250,000          235,000       80,000           75,200
Host Marriott L.P. 144A sr. notes
  8 3/8s, 2006                                100,000         100,625     220,000          221,375      100,000          100,625
Host Marriott Travel Plaza sr. notes
  Ser. B, 9 1/2s, 2005                        440,000         461,450   1,115,000        1,169,356      350,000          367,063
Sun International Hotels Ltd. sr. sub.
  notes 8 5/8s, 2007                          150,000         155,250     400,000          414,000      125,000          129,375
                                                        -------------                -------------                 -------------
                                                              811,325                    2,039,731                       672,263

Medical Supplies and Devices                                      --%                         0.1%                           --%
--------------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems, Inc. company
  guaranty 9 3/4s, 2006                       100,000         101,250     265,000          268,313      115,000          116,438
Kinetic Concepts, Inc. company guaranty
  Ser. B, 9 5/8s, 2007                        110,000         106,700     355,000          344,350      100,000           97,000
Mediq, Inc. deb. stepped-coupon zero %,
  (13s, 6/1/03) 2009 (STP)                    120,000          48,000     290,000          116,000      100,000           40,000
Mediq, Inc. company guaranty 11s, 2008        150,000         130,500     400,000          348,000      130,000          113,100
                                                        -------------                -------------                 -------------
                                                              386,450                    1,076,663                       366,538

Metals and Mining                                                0.1%                         0.2%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp. sr. notes 9 1/8s, 2006         200,000         211,500     510,000          539,325      175,000          185,063
AK Steel Corp. 144A sr. notes
  7 7/8s, 2009                                230,000         229,425     550,000          548,625      200,000          199,500
Ameristeel Corp. company guaranty
  Ser. B, 8 3/4s, 2008                        245,000         244,081     595,000          592,769      210,000          209,213
Anker Coal Group, Inc. sr. notes Ser. B,
  9 3/4s, 2007                                600,000         330,000   1,125,000          618,750      400,000          220,000
Continental Global Group sr. notes Ser. B,
  11s, 2007                                    65,000          57,200     170,000          149,600       60,000           52,800
Lodestar Holdings, Inc. company guaranty
  11 1/2s, 2005                               100,000          80,000     210,000          168,000       80,000           64,000
National Steel Corp. 144A 1st mtge.
  9 7/8s, 2009                                140,000         143,850     350,000          359,625      120,000          123,300
National Steel Corp. 144A 1st mtge.
  Ser. B, 9 7/8s, 2009                        105,000         107,888     260,000          267,150      100,000          102,750
Oregon Steel Mills 1st mortgage 11s, 2003     119,000         123,909     300,000          312,375      110,000          114,538
Weirton Steel Co. sr. notes 11 3/8s, 2004     260,000         249,600     440,000          422,400      150,000          144,000
WHX Corp. sr. notes 10 1/2s, 2005             100,000          96,500     240,000          231,600       80,000           77,200
                                                        -------------                -------------                 -------------
                                                            1,873,953                    4,210,219                     1,492,364

Oil and Gas                                                      0.3%                         0.5%                          1.1%
--------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. 144A company
  guaranty Ser. D, 11 1/2s, 2004              130,000          78,000     340,000          204,000      115,000           69,000
Belco Oil & Gas Corp. sr. sub. notes
  Ser. B, 8 7/8s, 2007                        260,000         250,575     640,000          616,800      220,000          212,025
Benton Oil & Gas Co. sr. notes
  11 5/8s, 2003                               100,000          70,000     125,000           87,500           --               --
Benton Oil & Gas Co. sr. notes 9 3/8s, 2007    15,000           9,000      45,000           27,000       20,000           12,000
Cliffs Drilling Co. company guaranty
  Ser. D, 10 1/4s, 2003                       200,000         192,000     150,000          144,000      500,000          480,000
Coastal Corp. bonds 6.95s, 2028               340,000         331,102     750,000          730,373    1,165,000        1,134,512
Coastal Corp. deb. 6 1/2s, 2008                    --              --          --               --    1,200,000        1,199,700
Coda Energy Inc. company guaranty Ser. B,
  10 1/2s, 2006                               420,000         426,825     905,000          919,706      370,000          376,013
Columbia Gas System, Inc. notes Ser. E,
  7.32s, 2010                                 150,000         156,272     400,000          416,724      500,000          520,905
Columbia Gas System, Inc. notes Ser. B,
  6.61s, 2002                                 210,000         214,809     530,000          542,137           --               --
Dailey Petroleum Services Corp. company
  guaranty 9 1/2s, 2008                       100,000          40,000     240,000           96,000       80,000           32,000
Eagle Geophysical, Inc. company guaranty
  Ser. B, 10 3/4s, 2008                        95,000          57,000     240,000          144,000       80,000           48,000
Flores & Rucks, Inc. sr. sub. notes
  9 3/4s, 2006                                 35,000          36,050      90,000           92,700           --               --
Gothic Energy Corp. sr. disc. notes Ser. B,
  stepped-coupon zero %
  (14 1/8s, 5/1/03), 2006 (STP)                20,000           6,200      50,000           15,500       20,000            6,200
Gulf Canada Resources, Ltd. sr. sub. notes
  9 5/8s, 2005 (Canada)                       505,000         516,363     900,000          920,250      370,000          378,325
Gulf Canada Resources, Ltd. sr. notes
  8 3/8s, 2005 (Canada)                       100,000          99,500     260,000          258,700       90,000           89,550
K N Energy, Inc. sr. notes 6.45s, 2003        100,000         101,377     240,000          243,305      300,000          304,131
Michael Petroleum Corp. sr. notes Ser. B,
  11 1/2s, 2005                                90,000          65,700     220,000          160,600       70,000           51,100
Ocean Energy, Inc. company guaranty
  Ser. B, 8 7/8s, 2007                        170,000         168,725     420,000          416,850      150,000          148,875
Ocean Energy, Inc. company guaranty
  Ser. B, 8 3/8s, 2008                        140,000         133,000     350,000          332,500      150,000          142,500
Panhandle Eastern Corp. 144A sr. notes
  6 1/8s, 2004                                250,000         249,210     615,000          613,057      780,000          777,535
Petro Geo-Services AS ADR notes
  7 1/2s, 2007 (Norway)                       345,000         355,878     875,000          902,589      585,000          603,445
Petro-Canada deb. 7s, 2028 (Canada)           270,000         261,025     630,000          609,059      935,000          903,921
Pogo Producing Co. sr. sub. notes Ser. B,
  8 3/4s, 2007                                120,000         111,600     315,000          292,950      105,000           97,650
Seven Seas Petroleum sr. notes Ser. B,
  12 1/2s, 2005                                80,000          48,000     200,000          120,000       60,000           36,000
Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007   35,000          34,825      90,000           89,550       30,000           29,850
Statoil 144A notes 6 1/2s, 2028 (Norway)      200,000         187,750     500,000          469,375      575,000          539,781
TransTexas Gas Corp. sr. sub. notes
  Ser. D, 13 3/4s, 2001                       163,000          48,900     419,000          125,700      180,000           54,000
Transamerican Energy sr. disc. notes Ser. B,
  stepped-coupon zero %
  (13s, 6/15/99), 2002 (STP)                   10,000           2,513      35,000            8,794       15,000            3,769
Transamerican Energy sr. notes Ser. B,
  11 1/2s, 2002                               345,000          86,250     885,000          221,250      290,000           72,500
Transamerican Refining Corp.
  sr. sub. notes Ser. B, 16s, 2003            120,000          12,000     290,000           29,000      100,000           10,000
Vintage Petroleum 144A sr. sub. notes
  9 3/4s, 2009                                250,000         255,000     780,000          795,600      210,000          214,200
                                                        -------------                -------------                 -------------
                                                            4,605,449                   10,645,569                     8,547,487

Packaging and Containers                                          --%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. sr. sub. notes
  9 7/8s, 2007                                170,000         174,250     435,000          445,875      150,000          153,750
Huntsman Packaging Corp. company
  guaranty 9 1/8s, 2007                       130,000         130,000     375,000          375,000      135,000          135,000
Packaging Corp. 144A sr. sub. notes
  9 5/8s, 2009                                240,000         240,000     590,000          590,000      210,000          210,000
Radnor Holdings Inc. sr. notes 10s, 2003      150,000         154,500     365,000          375,950      130,000          133,900
                                                        -------------                -------------                 -------------
                                                              698,750                    1,786,825                       632,650

Paper and Forest Products                                        0.1%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
APP Finance II Mauritius Ltd. bonds
  stepped-coupon 12, (16s, 2/15/04),
  2049 (Indonesia) (STP)                      110,000          46,200     280,000          117,600      100,000           42,000
Boise Cascade Co. med. term notes Ser. A,
  7.43s, 2005                                  20,000          19,161      40,000           38,321       10,000            9,580
Buckeye Cellulose Corp. sr. sub. notes
  9 1/4s, 2008                                 25,000          26,188      50,000           52,375       25,000           26,188
Indah Kiat Financial Mauritius Ltd.
  company guaranty 10s, 2007 (Indonesia)      340,000         187,000     995,000          547,250       35,000           19,250
PT Pabrik Kertas Tjiwi Kimia company
  guaranty 10s, 2004 (Indonesia)              205,000         108,650     260,000          137,800       70,000           37,100
Pacifica Papers, Inc. 144A sr. notes 10s,
  2009 (Canada)                               230,000         235,175     560,000          572,600      200,000          204,500
Republic Group Inc. sr. sub. notes
  9 1/2s, 2008                                 50,000          50,500     140,000          141,400       40,000           40,400
Riverwood International Corp. company
  guaranty 10 7/8s, 2008                      270,000         260,550     645,000          622,425      215,000          207,475
Riverwood International Corp. company
  guaranty 10 1/4s, 2006                      140,000         144,900     380,000          393,300      125,000          129,375
                                                        -------------                -------------                 -------------
                                                            1,078,324                    2,623,071                       715,868

Pharmaceuticals and Biotechnology                                 --%                          --%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc. 144A sr. notes
  9 1/4s, 2005                                 60,000          61,950     150,000          154,875      200,000          206,500
Monsanto Co. 144A deb. 6.6s, 2028             105,000         100,584     200,000          191,588      555,000          531,657
                                                        -------------                -------------                 -------------
                                                              162,534                      346,463                       738,157

Photography                                                       --%                          --%                           --%
--------------------------------------------------------------------------------------------------------------------------------
PX Escrow Corp. sr. disc. notes stepped-
  coupon zero % (9 5/8s, 2/1/02), 2006 (STP)   35,000          20,300     100,000           58,000       35,000           20,300

Publishing                                                       0.1%                         0.1%                          0.3%
--------------------------------------------------------------------------------------------------------------------------------
American Media Operation, Inc.
  sr. sub. notes 11 5/8s, 2004                115,000         124,200     285,000          307,800      100,000          108,000
Garden State Newspapers, Inc.
  sr. sub. notes Ser. B, 8 3/4s, 2009         325,000         325,000     850,000          850,000      275,000          275,000
Garden State Newspapers, 144A
  sr. sub. notes 8 5/8s, 2011                 100,000         100,750     180,000          181,350       90,000           90,675
Hollinger International Publishing, Inc.
  sr. sub. notes 9 1/4s, 2006                 100,000         104,500          --               --      150,000          156,750
Hollinger International Publishing, Inc.
  company guaranty 9 1/4s, 2007                50,000          52,125     100,000          104,250           --               --
News America Holdings, Inc. deb.
  7 3/4s, 2045                                100,000         102,890     205,000          210,925      325,000          334,393
News America Holdings, Inc. deb.
  7.7s, 2025                                  220,000         229,601     505,000          527,038      720,000          751,421
Perry-Judd company guaranty
  10 5/8s, 2007                               225,000         232,875     390,000          403,650      130,000          134,550
Von Hoffman Press, Inc. 144A
  sr. sub. notes 13 1/2s, 2009                 26,019          27,060      67,407           70,103       22,215           23,104
Von Hoffman Press Inc. 144A
  sr. sub. notes 10 3/8s, 2007                 35,000          35,963      90,000           92,475       30,000           30,825
                                                        -------------                -------------                 -------------
                                                            1,334,964                    2,747,591                     1,904,718

Real Estate                                                       --%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc. company guaranty
  Ser. B, 7 7/8s, 2008 (R)                    360,000         345,600     920,000          883,200      300,000          288,000
Prime Hospitality Corp. sub. notes
  9 3/4s, 2007                                 95,000          98,206     300,000          310,125      125,000          129,219
Tanger Properties Ltd. partnership
  gtd. notes 8 3/4s, 2001 (R)                 340,000         336,053     830,000          820,364      290,000          286,633
                                                        -------------                -------------                 -------------
                                                              779,859                    2,013,689                       703,852

Recreation                                                        --%                          --%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp. sr. sub. notes
  9 1/2s, 2007                                     --              --          --               --       25,000           25,625
Hollywood Casino Corp. sr. notes
  12 3/4s, 2003                               150,000         162,750     250,000          271,250           --               --
Players International Inc. sr. notes
  10 7/8s, 2005                               100,000         107,000     280,000          299,600      200,000          214,000
                                                        -------------                -------------                 -------------
                                                              269,750                      570,850                       239,625

Retail                                                           0.1%                         0.3%                          0.6%
--------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.
  sr. notes 8 1/2s, 2003                      135,000         146,868     370,000          402,527      575,000          625,548
Federated Department Stores, Inc. 144A
  notes 6.3s, 2009                            225,000         222,210     560,000          553,056      695,000          686,382
Fred Meyer, Inc. company guaranty
  7.45s, 2008                                 150,000         158,055     400,000          421,480      125,000          131,713
Home Interiors & Gifts, Inc. company
  guaranty 10 1/8s, 2008                       50,000          50,500     140,000          141,400       50,000           50,500
K mart Corp. med. term notes 8.85s, 2011      140,000         142,071     350,000          355,177      120,000          121,775
K mart Corp. med. term notes 8s, 2001          10,000          10,054      10,000           10,054           --               --
K mart Corp. deb. 7 3/4s, 2012                 10,000          10,313       5,000            5,156       10,000           10,313
Lowe's Cos., Inc. 144A notes 6 1/2s, 2029     400,000         380,268     985,000          936,410    1,220,000        1,159,817
Sears Roebuck Acceptance Corp. notes
  6 1/2s, 2028                                260,000         237,585     605,000          552,843      915,000          836,118
Southland Corp. 1st priority sr. sub. deb.
  5s, 2003                                    135,000         119,644     350,000          310,188      115,000          101,919
United Stationer Supply, Inc. sr. sub. notes
  12 3/4s, 2005                               207,000         229,253     503,000          557,073      182,000          201,565
United Stationer Supply, Inc. sr. sub. notes
  8 3/8s, 2008                                 30,000          29,925      80,000           79,800       20,000           19,950
William Carter Holdings Co. sr. sub. notes
  Ser. A, 12s, 2008                            50,000          53,750     140,000          150,500       50,000           53,750
William Carter Holdings Co. sr. sub. notes
  Ser. A, 10 3/8s, 2006                       220,000         237,600     530,000          572,400      340,000          367,200
Zale Corp. sr. notes Ser. B, 8 1/2s, 2007      60,000          61,200     150,000          153,000       50,000           51,000
                                                        -------------                -------------                 -------------
                                                            2,089,296                    5,201,064                     4,417,550

Satellite Services                                               0.1%                         0.1%                          0.1%
--------------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp. 144A sr. notes
  9 3/8s, 2009                                610,000         631,350   1,570,000        1,624,950      510,000          527,850
Golden Sky Systems 144A sr. sub. notes
  12 3/8s, 2006                               150,000         166,500     380,000          421,800      130,000          144,300
Satelites Mexicanos S.A. de C.V. 144A
  sr. notes 10 1/8s, 2004 (Mexico)             80,000          65,600     210,000          172,200       70,000           57,400
                                                        -------------                -------------                 -------------
                                                              863,450                    2,218,950                       729,550

Specialty Consumer Products                                       --%                         0.1%                          0.2%
--------------------------------------------------------------------------------------------------------------------------------
Decora Industries, Inc. sr. sec. notes
  Ser. B, 11s, 2005                           180,000         173,700     440,000          424,600      160,000          154,400
EOP Operating L.P. notes 6.763s, 2007         350,000         346,773     750,000          743,085    1,160,000        1,149,305
                                                        -------------                -------------                 -------------
                                                              520,473                    1,167,685                     1,303,705

Telecommunications                                               1.2%                         2.6%                          3.1%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Capital Corp. med. term notes
  6 1/4s, 2001                                340,000         342,975     755,000          761,606    1,085,000        1,094,494
Adelphia Communications Corp. sr. notes
  Ser. B, 10 1/4s, 2000                        10,000          10,325      20,000           20,650       10,000           10,325
Adelphia Communications Corp. sr. notes
  Ser. B, 9 7/8s, 2007                        280,000         308,000     705,000          775,500      235,000          258,500
Adelphia Communications Corp. sr. notes
  9 1/2s, 2004 (PIK)                           21,000          21,735      42,000           43,470           --               --
Adelphia Communications Corp. 144A
  sr. notes 8 3/8s, 2008                      140,000         142,800     360,000          367,200      130,000          132,600
AirTouch Communications, Inc. notes
  7s, 2003                                    560,000         583,402   2,030,000        2,114,834           --               --
AirTouch Communications, Inc. notes
  6.65s, 2008                                 260,000         267,106          --               --      885,000          909,187
Allbritton Communications Co.
  sr. sub. deb. Ser. B, 9 3/4s, 2007               --              --          --               --      200,000          212,250
Allbritton Communications Co.
  sr. sub. notes Ser. B, 8 7/8s, 2008         110,000         111,925     460,000          468,050       20,000           20,350
Allegiance Telecom, Inc. sr. notes
  12 7/8s, 2008                                60,000          66,450     140,000          155,050       50,000           55,375
Allegiance Telecom, Inc. sr. disc. notes
  Ser. B, stepped-coupon zero %
  (11 3/4s, 2/15/03), 2008 (STP)              310,000         192,975     800,000          498,000      310,000          192,975
BTI Telecom Corp. sr. notes 10 1/2s, 2007     360,000         327,600     875,000          796,250      290,000          263,900
Barak I.T.C. sr. disc. notes Ser. B,
  stepped-coupon zero %
  (12 1/2s, 11/15/02), 2007 (Israel) (STP)     80,000          44,800     190,000          106,400       60,000           33,600
Bestel S.A. de C.V. sr. disc. notes
  stepped-coupon zero %
  (12 3/4s, 5/15/03), 2005 (Mexico) (STP)     100,000          62,000     220,000          136,400       90,000           55,800
Birch Telecom, Inc. sr. notes 14s, 2008       100,000          91,500     240,000          219,600       80,000           73,200
Call-Net Enterprises, Inc. sr. disc. notes
  stepped-coupon zero %
  (13 1/4s, 12/1/99), 2004 (Canada) (STP)     100,000         100,500     365,000          366,825      100,000          100,500
Call-Net Enterprises, Inc. sr. disc. notes
  stepped-coupon zero %
  (8.94s, 8/15/03), 2008 (Canada) (STP)       230,000         151,800     460,000          303,600      180,000          118,800
Call-Net Enterprises Inc. sr. notes
  8s, 2008 (Canada)                           150,000         148,500     300,000          297,000      130,000          128,700
CapRock Communications Corp.
  sr. notes Ser. B, 12s, 2008                 100,000         101,750     250,000          254,375       80,000           81,400
Celcaribe S.A. sr. notes stepped-coupon
  zero % (13 1/2s, 3/15/04),
  2004 (Colombia) (STP)                       230,000         195,500     470,000          399,500      170,000          144,500
CellNet Data Systems, Inc. sr. disc. notes
  stepped-coupon zero %
  (14s, 10/1/02), 2007 (STP)                  400,000         132,000   1,000,000          330,000      350,000          115,500
Clearnet Communications, Inc.
  sr. disc. notes stepped-coupon zero %
  (14 3/4s, 12/15/00), 2005 (STP)             380,000         348,175     930,000          852,113      320,000          293,200
Colt Telecommunications Group PLC
  sr. disc. notes stepped-coupon zero %
  (12s, 12/15/01), 2006 (United Kingdom)
  (STP)                                       300,000         254,625     725,000          615,344      250,000          212,188
Conecel Holdings 144A notes Ser. A,
  14s, 2000                                    55,000          11,000     145,000           29,000       50,000           10,000
Covad Communications Group
  sr. disc. notes Ser. B, stepped-coupon
  zero % (13 1/2s, 03/15/03), 2008 (STP)      135,000          74,925     330,000          183,150      115,000           63,825
Covad Communications Group 144A
  sr. notes 12 1/2s, 2009                     420,000         422,100   1,030,000        1,035,150      360,000          361,800
E. Spire Communications, Inc.
  sr. disc. notes stepped-coupon
  zero % (12 3/4s, 4/1/01), 2006 (STP)        340,000         226,100     750,000          498,750      290,000          192,850
Econophone, Inc. 144A notes
  stepped-coupon zero %
  (11s, 2/15/03), 2008 (STP)                  310,000         170,500     790,000          434,500      260,000          143,000
Esprit Telecom Group PLC sr. notes
  11 1/2s, 2007 (United Kingdom)              240,000         257,503     590,000          633,029      210,000          225,315
Facilicom International sr. notes Ser. B,
  10 1/2s, 2008                                60,000          46,350     160,000          123,600       50,000           38,625
Firstworld Communication Corp.
  sr. disc. notes stepped-coupon
  zero % (13, 4/15/03), 2008 (STP)            430,000         159,100   1,080,000          399,600      360,000          133,200
Flag Ltd. 144A sr. notes 8 1/4s,
  2008 (Bermuda)                              120,000         116,400     390,000          378,300      100,000           97,000
Focal Communications Corp.
  sr. disc. notes, stepped-coupon
  zero % (12 1/8s, 02/15/03), 2008 (STP)      490,000         274,400   1,230,000          688,800      430,000          240,800
GST Telecommunications, Inc. company
  guaranty stepped-coupon zero %
  (13 7/8s, 12/15/00), 2005 (STP)             298,000         235,420     652,000          515,080      186,000          146,940
GST Telecommunications, Inc. 144A
  sr. disc. notes stepped-coupon zero %
  (10 1/2s, 5/1/03), 2008 (STP)               530,000         275,600   1,430,000          743,600      520,000          270,400
Global Crossing Holdings, Ltd. company
  guaranty 9 5/8s, 2008                       600,000         668,250   1,530,000        1,704,038      510,000          568,013
Hyperion Telecommunications, Inc.
  sr. disc. notes stepped-coupon Ser. B,
  zero % (13s, 4/15/01), 2003 (STP)            85,000          70,125     210,000          173,250       70,000           57,750
Hyperion Telecommunications, Inc.
  sr. notes Ser. B, 12 1/4s, 2004             100,000         108,750     290,000          315,375       90,000           97,875
Hyperion Telecommunications, Inc. 144A
  sr. sub. notes 12s, 2007                    280,000         291,900     650,000          677,625      250,000          260,625
ICG Holdings, Inc. sr. disc. notes
  stepped-coupon zero %
  (13 1/2s, 9/15/00), 2005 (STP)              130,000         115,050     260,000          230,100      100,000           88,500
ICG Services, Inc. sr. disc. notes
  stepped-coupon zero %
  (10s, 02/15/03), 2008 (STP)               1,000,000         611,250   1,190,000          727,388      800,000          489,000
ICG Services, Inc. sr. disc. notes
  stepped-coupon zero %
  (9 7/8s, 5/1/03), 2008 (STP)                350,000         209,125     880,000          525,800      295,000          176,263
ITC Deltacom, Inc. sr. notes 11s, 2007         58,000          63,873     156,000          171,795       52,000           57,265
IXC Communications, Inc. sr. sub. notes
  9s, 2008                                    160,000         166,400     400,000          416,000      130,000          135,200
Intelcom Group (USA), Inc. company
  guaranty stepped-coupon zero %
  (12 1/2s, 5/1/01), 2006 (STP)               140,000         114,450     355,000          290,213      125,000          102,188
Intermedia Communications, Inc.
  sr. disc. notes Ser. B, stepped-coupon
  zero % (11 1/4s, 7/15/02), 2007 (STP)        10,000           7,600      70,000           53,200       50,000           38,000
Intermedia Communications, Inc.
  sr. notes Ser. B, 8.6s, 2008                250,000         250,000     600,000          600,000      270,000          270,000
Intermedia Communications, Inc.
  sr. notes Ser. B, 8 1/2s, 2008              440,000         437,800   1,000,000          995,000      250,000          248,750
International Cabletel, Inc. sr. notes
  Ser. B, stepped-coupon zero %
  (11 1/2s, 2/01/01), 2006 (STP)              460,000         400,200   1,400,000        1,218,000      480,000          417,600
KMC Telecom Holdings, Inc. sr. disc. notes
  stepped-coupon zero %
  (12 1/2s, 2/15/03), 2008 (STP)              200,000         110,000     580,000          319,000      175,000           96,250
Knology Holdings, Inc. sr. disc. notes
  stepped-coupon zero %
  (11 7/8s, 10/15/02), 2007 (STP)             335,000         180,900     840,000          453,600      260,000          140,400
L-3 Communications Corp. sr. sub. notes
  Ser. B, 10 3/8s, 2007                        50,000          55,125     135,000          148,838       50,000           55,125
L-3 Communications Corp. sr. notes
  9 1/8s, 2008                                550,000         551,375   1,535,000        1,538,838      535,000          536,338
L-3 Communications Corp. sr. sub. notes
  8 1/2s, 2008                                 90,000          93,825     230,000          239,775       70,000           72,975
L-3 Communications Corp. company
  guaranty Ser. B, 8s, 2008                    90,000          91,125     210,000          212,625       80,000           81,000
Logix Communications Enterprises
  sr. notes 12 1/4s, 2008                     140,000         126,000     340,000          306,000      110,000           99,000
Long Distance International, Inc.
  sr. notes 12 1/4s, 2008                      80,000          56,000     190,000          133,000       70,000           49,000
MCI WorldCom, Inc. sr. notes 6 1/8s, 2001          --              --     830,000          837,678           --               --
McCaw International Ltd sr. disc. notes
  stepped coupon zero %
  (13s, 4/15/02), 2007 (STP)                   10,000           5,900      20,000           11,800       10,000            5,900
McLeod USA, Inc. 144A sr. notes
  8 1/8s, 2009                                340,000         339,150     830,000          827,925      290,000          289,275
MetroNet Communications Corp. 144A
  sr. notes 10 5/8s, 2008 (Canada)            260,000         302,900     660,000          768,900      290,000          337,850
MetroNet Communications Corp.
  sr. disc. notes stepped-coupon zero %
  (10 3/4s, 11/1/02), 2007 (Canada) (STP)      35,000          28,175      85,000           68,425       25,000           20,125
MetroNet Communications Corp.
  sr. disc. stepped-coupon notes zero %
  (9.95s, 6/15/03), 2008 (Canada) (STP)       230,000         177,675     590,000          455,775      140,000          108,150
Microcell Telecommunications sr. disc.
  notes Ser. B, stepped-coupon zero %
  (14s, 12/1/01), 2006 (Canada) (STP)         120,000          97,800     300,000          244,500      100,000           81,500
Millicom International Cellular S.A.
  sr. disc. notes stepped-coupon zero %
  (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)  435,000         323,531   1,105,000          821,844      365,000          271,469
Netia Holdings B.V. 144A company
  guaranty stepped-coupon zero %
  (11 1/4s, 11/1/01), 2007 (Poland) (STP)      20,000          12,900      40,000           25,800       10,000            6,450
Netia Holdings B.V. 144A company
  guaranty 10 1/4s, 2007 (Poland)              30,000          27,750      60,000           55,500       20,000           18,500
NEXTEL Communications, Inc.
  sr. disc. notes stepped-coupon zero %
  (12 1/8s, 4/15/03), 2008 (STP)              710,000         340,800   1,830,000          878,400      630,000          302,400
NEXTEL Communications, Inc. 144A
  sr. notes 12s, 2008                         270,000         313,200     680,000          788,800      240,000          278,400
NEXTEL Communications, Inc.
  sr. disc. notes stepped-coupon zero %
  (10.65s, 9/15/02), 2007 (STP)                60,000          43,800     155,000          113,150       65,000           47,450
NEXTEL Communications, Inc.
  sr. disc. notes stepped-coupon zero %
  (9.95s, 2/15/03), 2008 (STP)                 30,000          21,000      60,000           42,000       30,000           21,000
NEXTEL Communications, Inc.
  sr. disc. notes stepped-coupon zero %
  (9 3/4s, 2/15/99), 2004 (STP)               600,000         621,000   1,555,000        1,609,425      510,000          527,850
NTL Inc. 144A sr. notes 11 1/2s,
  2008 (United Kingdom)                       140,000         157,850     340,000          383,350      120,000          135,300
NTL Inc. sr. notes Ser. B, 10s,
  2007 (United Kingdom)                       270,000         286,200     615,000          651,900      100,000          106,000
NTL Inc. sr. notes Ser. B, stepped-coupon
  zero % (9 3/4s, 4/1/03), 2008
  (United Kingdom) (STP)                       60,000          40,800     210,000          142,800      100,000           68,000
NorthEast Optic Network, Inc.
  sr. notes 12 3/4s, 2008                     170,000         176,800     480,000          499,200      140,000          145,600
OnePoint Communications, Corp. 144A
  sr. notes 14 1/2s, 2008                      60,000          31,200     130,000           67,600       50,000           26,000
Orbital Imaging Corp. sr. notes Ser. B,
  11 5/8s, 2005                               115,000         115,000     300,000          300,000      100,000          100,000
Pathnet, Inc. sr. notes 12 1/4s, 2008         190,000         102,600     490,000          264,600      160,000           86,400
Price Communications Wireless, Inc.
  144A sr. notes 9 1/8s, 2006                 370,000         384,800     920,000          956,800      320,000          332,800
Primus Telecommunications Group, Inc.
  sr. notes Ser. B, 9 7/8s, 2008              100,000          96,500     210,000          202,650       80,000           77,200
Qwest Communications International, Inc.
  sr. disc. notes stepped-coupon zero %
  (9.47s, 10/15/02), 2007 (STP)               295,000         233,788     625,000          495,313      210,000          166,425
Qwest Communications International, Inc.
  sr. disc. notes stepped-coupon zero %
  (8.29s, 2/1/03), 2008 (STP)                  40,000          30,800     110,000           84,700       50,000           38,500
Qwest Communications International, Inc.
  144A sr. notes 7 1/4s, 2008                 130,000         133,575     410,000          421,275      130,000          133,575
RCN Corp. sr. disc. notes stepped-coupon
  zero% (11 1/8s, 10/15/02), 2007 (STP)        50,000          33,750     110,000           74,250       35,000           23,625
Rhythms Netconnections, Inc. sr. disc. notes
  Ser. B, stepped-coupon zero %
  (13 1/2s, 5/15/03), 2008 (STP)              260,000         143,000     610,000          335,500      210,000          115,500
Rogers Cantel, Inc. sr. sub. notes 8.8s,
  2007 (Canada)                               425,000         444,125     950,000          992,750      375,000          391,875
RSL Communications, Ltd. company
  guaranty 12 1/4s, 2006                      140,000         152,950     350,000          382,375      123,000          134,378
RSL Communications, Ltd. 144A
  10 1/2s, 2008                               100,000         106,000     260,000          275,600       90,000           95,400
RSL Communications, Ltd. company
  guaranty, stepped-coupon zero %
  (10 1/8s, 3/1/03), 2008 (STP)                30,000          19,800      75,000           49,500       30,000           19,800
RSL Communications, Ltd. company
  guaranty 9 1/8s, 2008                       280,000         278,600     700,000          696,500      255,000          253,725
Sprint Capital Corp. company guaranty
  6 1/8s, 2008                                     --              --     345,000          339,159           --               --
Sprint Capital Corp. company guaranty
  5.7s, 2003                                       --              --     580,000          572,402           --               --
Sprint Spectrum L.P. sr. disc. notes
  stepped-coupon zero %
  (12 1/2s, 8/15/01), 2006 (STP)              180,000         160,200     430,000          382,700      160,000          142,400
Sprint Spectrum L.P. sr. notes 11s, 2006       60,000          70,285     145,000          169,854       45,000           52,713
Startec Global Communications Corp.
  sr. notes 12s, 2008                         110,000          99,550     280,000          253,400       90,000           81,450
TCI Communications, Inc. sr. notes
  8.65s, 2004                                 355,000         400,177   2,380,000        2,682,879    3,430,000        3,866,502
Telecommunications Techniques, Inc.
  company guaranty 9 3/4s, 2008                80,000          80,800     620,000          626,200       60,000           60,600
Telehub Communications Corp.
  company guaranty stepped-coupon
  zero % (13 7/8s, 7/31/02), 2005 (STP)        80,000          48,000     200,000          120,000       70,000           42,000
Telesystem International Wireless Inc.
  sr. disc. notes Ser. C, stepped-coupon
  zero % (10 1/2s, 11/1/02), 2007
  (Canada) (STP)                               35,000          16,888      80,000           38,600       25,000           12,063
TeleWest Communications PLC
  144A sr. notes 11 1/4s, 2008
  (United Kingdom)                             50,000          58,125     110,000          127,875       40,000           46,500
Telewest Communications PLC
  deb. 9 5/8s, 2006 (United Kingdom)          470,000         499,375     930,000          988,125      370,000          393,125
Teligent, Inc. sr. disc. notes Ser. B,
  stepped-coupon zero %
  (11 1/2s, 3/1/03), 2008 (STP)               300,000         157,500     760,000          399,000      260,000          136,500
Teligent, Inc. sr. notes 11 1/2s, 2007        140,000         133,000     320,000          304,000       85,000           80,750
Time Warner Telecom Inc. sr. notes
  9 3/4s, 2008                                500,000         535,000   1,240,000        1,326,800      420,000          449,400
Transtel S.A. 144A pass-through
  certificates 12 1/2s, 2007 (Colombia)        30,000          12,600      70,000           29,400       20,000            8,400
US Xchange LLC sr. notes 15s, 2008             80,000          86,400     200,000          216,000       70,000           75,600
United International Holdings
  sr. disc. notes Ser. B, stepped-coupon
  zero % (10 3/4s, 2/15/03), 2008 (STP)       630,000         428,400   1,555,000        1,057,400      545,000          370,600
Versatel Telecom B.V. notes
  13 1/4s, 2008 (Netherlands)                  50,000          52,625     130,000          136,825       40,000           42,100
Versatel Telecom B.V. sr. notes
  13 1/4s, 2008 (Netherlands)                 110,000         115,775     280,000          294,700       90,000           94,725
Viatel, Inc. sr. notes 11 1/4s, 2008          340,000         348,500     870,000          891,750      280,000          287,000
WinStar Communications, Inc.
  sr. sub. notes stepped-coupon zero %
  (15s, 3/1/02), 2007 (STP)                   235,000         199,750     715,000          607,750      215,000          182,750
WinStar Communications. Inc.
  144A cv. sr. disc. notes stepped-coupon
  zero % (14s, 10/15/00), 2005 (STP)               --              --          --               --       70,000          112,000
WorldCom, Inc. sr. notes 6.95s, 2028          300,000         304,680          --               --    1,080,000        1,096,848
                                                        -------------                -------------                 -------------
                                                           20,486,313                   53,385,190                    22,968,664

Textiles                                                          --%                         0.1%                           --%
--------------------------------------------------------------------------------------------------------------------------------
Day International Group, Inc. company
  guaranty 9 1/2s, 2008                       170,000         165,750     430,000          419,250      140,000          136,500
Galey & Lord Inc. company guaranty
  9 1/8s, 2008                                220,000         171,600     550,000          429,000      180,000          140,400
Polymer Group, Inc. company guaranty
  Ser. B, 9s, 2007                             45,000          46,013     130,000          132,925       40,000           40,900
Polymer Group, Inc. company guaranty
  Ser. B, 8 3/4s, 2008                        110,000         111,375     280,000          283,500       90,000           91,125
                                                        -------------                -------------                 -------------
                                                              494,738                    1,264,675                       408,925

Transportation                                                   0.1%                         0.3%                          0.5%
--------------------------------------------------------------------------------------------------------------------------------
CSX Corp. deb. 7.95s, 2027                    275,000         300,894          --               --      710,000          776,854
Calair LLC company guaranty
  8 1/8s, 2008                                100,000          95,000     240,000          228,000       80,000           76,000
Canadian Airlines Corp. sr. notes 12 1/4s,
  2006 (Canada)                               110,000          48,400     280,000          123,200       90,000           39,600
Canadian Airlines Corp. secd. notes 10s,
  2005 (Canada)                               170,000         127,500     420,000          315,000      140,000          105,000
Cathay International Ltd. 144A sr. notes
  13s, 2008 (Japan)                           210,000          48,300     530,000          121,900      180,000           41,400
Continental Airlines, Inc. sr. notes
  9 1/2s, 2001                                210,000         217,350     650,000          672,750      250,000          258,750
Continental Airlines, Inc. pass-through
  certificates Ser. 981C, 6.541s, 2008        575,000         563,966   1,220,000        1,196,588    1,643,713        1,612,170
Hermes Europe Railtel 144A sr. notes
  11 1/2s, 2007 (Netherlands)                 120,000         131,400     280,000          306,600      100,000          109,500
International Shipholding Corp. sr. notes
  7 3/4s, 2007                                 40,000          38,400      90,000           86,400       30,000           28,800
Johnstown America Industries, Inc.
  company guaranty Ser. C, 11 3/4s, 2005       50,000          54,250     125,000          135,625      125,000          135,625
Kitty Hawk, Inc. company guaranty
  9.95s, 2004                                  80,000          80,600     180,000          181,350       70,000           70,525
MC Shipping, Inc. sr. notes Ser. B,
  11 1/4s, 2008                                65,000          41,275     170,000          107,950       60,000           38,100
MCII Holdings sec. notes stepped-coupon
  12s, (15s, 5/14/99), 2002 (STP)              65,000          57,200     170,000          149,600       55,000           48,400
Newport News Shipbuilding sr. notes
  8 5/8s, 2006                                 40,000          43,050     100,000          107,625           --               --
TFM S.A. de C.V. company guaranty
  stepped-coupon zero %
  (11 3/4s, 6/15/02), 2009 (Mexico) (STP)     135,000          76,950     355,000          202,350      115,000           65,550
TFM S.A. de C.V. company guaranty
  10 1/4s, 2007 (Mexico)                       25,000          22,375      70,000           62,650       20,000           17,900
Trans World Airlines, Inc. sr. notes
  11 1/2s, 2004                               145,000         110,925     360,000          275,400      105,000           80,325
Trans World Airlines, Inc. sr. notes
  11 3/8s, 2006                               100,000          55,000     245,000          134,750       80,000           44,000
US Air Inc. pass-through certificates
  Ser. 93-A2, 9 5/8s, 2003                    100,000         104,201   1,100,000        1,146,211      400,000          416,804
                                                        -------------                -------------                 -------------
                                                            2,217,036                    5,553,949                     3,965,303

Utilities                                                        0.3%                         0.5%                          0.8%
--------------------------------------------------------------------------------------------------------------------------------
AES China Generating Co. sr. notes
  10 1/8s, 2006 (China)                        10,000           6,800      10,000            6,800        5,000            3,400
Arizona Public Service Co. sr. notes
  6 3/4s, 2006                                220,000         227,498     585,000          604,937      785,000          811,753
CMS Energy Corp. pass-through
  certificates 7s, 2005                       480,000         468,202     900,000          877,878      460,000          448,693
Calpine Corp. sr. notes 10 1/2s, 2006         150,000         165,000   1,000,000        1,100,000      250,000          275,000
Calpine Corp. sr. notes 8 3/4s, 2007          240,000         244,968          --               --       80,000           81,656
Calpine Corp. sr. notes 7 7/8s, 2008          160,000         160,800     380,000          381,900      130,000          130,650
Calpine Corp. sr. notes 7 3/4s, 2009          280,000         279,384     600,000          598,680      270,000          269,406
Chesapeake Energy Corp. sr. notes
  9 1/8s, 2006                                250,000         192,500     700,000          539,000      225,000          173,250
Cleveland Electric Illuminating Co.
  1st mtge. Ser. B, 9 1/2s, 2005               60,000          65,154     140,000          152,026       50,000           54,295
Cleveland Electric Illuminating Co.
  bonds 6.86s, 2008                           220,000         220,997     540,000          542,446      180,000          180,815
Connecticut Light & Power Co. 1st mtge.
  Ser. A, 7 7/8s, 2001                        170,000         175,585     445,000          459,618      605,000          624,874
El Paso Electric Co. 1st mtge. Ser. D,
  8.9s, 2006                                   10,000          11,172      20,000           22,343        5,000            5,586
Jersey Central Power & Light Co.
  1st mtge. med. term note 6.85s, 2006         95,000          97,286     220,000          225,293      335,000          343,060
Midland Funding II Corp. deb. Ser. B,
  13 1/4s, 2006                                53,000          65,351     395,000          487,047       80,000           98,642
Midland Funding II Corp. deb. Ser. A,
  11 3/4s, 2005                               500,000         566,750   1,000,000        1,133,500      525,000          595,088
Nevada Power Co. 144A sr. notes
  6.2s, 2004                                  315,000         314,578     780,000          778,955      990,000          988,673
Niagara Mohawk Power Corp. mtge.
  9 1/2s, 2000                                 50,000          52,114     150,000          156,341       50,000           52,114
Niagara Mohawk Power Corp. sr. notes
  Ser. G, 7 3/4s, 2008                         35,000          37,580      90,000           96,634       30,000           32,211
Niagara Mohawk Power Corp. sr. notes
  Ser. F, 7 5/8s, 2005                         80,000          82,459     190,000          195,841       70,000           72,152
Niagara Mohawk Power Corp. sr. notes
  Ser. E, 7 3/8s, 2003                         80,000          83,874     200,000          209,686       70,000           73,390
Niagara Mohawk Power Corp.
  1st mtge. 6 7/8s, 2003                      150,000         153,483     400,000          409,288      150,000          153,483
Northeast Utilities System notes Ser. A,
  8.58s, 2006                                  19,036          19,841      44,277           46,150       11,806           12,305
Northeast Utilities System notes Ser. B,
  8.38s, 2005                                  99,733         102,897     290,133          299,336       90,666           93,542
Public Service Co. of New Mexico sr.
  notes Ser. A, 7.1s, 2005                    395,000         396,568   1,340,000        1,345,320      350,000          351,390
                                                        -------------                -------------                 -------------
                                                            4,190,841                   10,669,019                     5,925,428
                                                        -------------                -------------                 -------------

Total Corporate Bonds and Notes
  (cost $106,452,504, $269,652,150
  and $143,058,703)                                      $101,508,205                 $257,272,808                  $138,903,936
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                 3.9%                         7.9%                         11.6%

FOREIGN GOVERNMENT                            Principal                  Principal                      Principal
BONDS AND NOTES (a)                            Amount           Value     Amount             Value       Amount            Value
--------------------------------------------------------------------------------------------------------------------------------
AUD Australia (Government of) bonds Ser.
      909, 7 1/2s, 2009                     2,045,000      $1,501,978   5,025,000       $3,690,680    2,810,000       $2,063,843
AUD Australia (Government of) bonds Ser.
      1106, 6 3/4s, 2006                    2,870,000       1,974,003   7,105,000        4,886,860    3,730,000        2,565,516
CAD Canada (Government of) bonds Ser.
      VW17, 8s, 2027                          745,000         682,871   2,265,000        2,076,112    1,515,000        1,388,658
CAD Canada (Government of) bonds 5 1/4s,
      2003                                  6,050,000       4,058,734  13,505,000        9,060,033    5,710,000        3,830,640
DKK Denmark (Kingdom of) bonds 4s, 2001    10,370,000       1,523,388  25,775,000        3,786,435   13,525,000        1,986,868
EUR France (Government of) bonds
      5 1/4s, 2008                            304,898         356,936     487,836          571,097      109,763          128,497
EUR France Treasury bill bonds
      4s, 2000                              1,041,226       1,128,832   3,245,639        3,518,719    1,923,144        2,084,953
EUR France (Government of) principal
      bonds zero %, 2025                    2,040,072         537,304   4,115,818        1,084,004    4,296,623        1,131,623
EUR Germany (Federal Republic of) bonds
      Ser. 98, 5 5/8s, 2028                 1,699,738       1,994,409   3,433,248        4,028,445      973,203        1,141,920
EUR Germany (Federal Republic of) Ser.
      99, 3 3/4s, 2009                      2,765,000       2,918,872   3,735,000        3,942,853           --               --
GRD Hellenic Greece (Republic of) bonds
      9.2s, 2002                          157,800,000         548,194 475,500,000        1,651,877  314,400,000        1,092,219
GRD Hellenic Greece (Republic of) bonds
      8.6s, 2008                          391,000,000       1,511,548 930,800,000        3,598,342  486,900,000        1,882,283
EUR Italy (Government of) bonds
      10 1/2s, 2005                           606,836         899,001       1,839        2,723,783    1,216,254        1,801,828
EUR Italy (Government of) bonds
      8 1/2s, 1999                          1,456,406       1,585,990       4,431        4,825,458    2,708,812        2,949,828
EUR Italy (Government of) bonds
      5 3/4s, 2002                          1,885,064       2,187,547       5,810        6,742,438    3,431,850        3,982,533
EUR Italy (Government of) bonds
      5s, 2003                              3,845,000       4,375,177   7,995,000        9,097,411    4,685,000        5,331,003
EUR Netherlands (Government of) bonds
      Ser. 1, 9s, 2000                      2,897,386       3,317,768   9,207,200       10,543,073    6,062,503        6,942,112
EUR Netherlands (Government of) bonds
      7s, 2003                              1,937,641       2,358,957   5,908,218        7,192,886    3,863,938        4,704,103
EUR Netherlands (Government of) bonds
      Ser. 1, 5 3/4s, 2007                         --              --   1,945,788        2,342,729    1,272,346        1,531,905
NZD New Zealand (Government of) bonds
      10s, 2002                             4,585,000       2,774,504   9,490,000        5,742,648    3,455,000        2,090,711
NZD New Zealand (Government of) Ser.
      1106, 8s, 2006                          915,000         556,871   3,410,000        2,075,334    2,330,000        1,418,044
NZD New Zealand (Government of) bonds
      8s, 2004                                343,000         203,431   1,690,000        1,002,328    1,210,000          717,643
USD Quebec (Province of) deb.
      7s, 2007                                280,000         293,602     645,000          676,334      965,000        1,011,880
EUR Spain (Government of) bonds
      5 1/4s, 2003                            866,960         997,687   2,669,335        3,071,838    1,577,657        1,815,548
EUR Spain (Government of) bonds 5.15s,
      2009                                  1,160,554       1,319,333   3,515,921        3,996,943    2,341,543        2,661,896
SEK Sweden (Government of) bonds Ser.
      1036, 10 1/4s, 2000                   5,400,000         702,808  13,400,000        1,744,004    7,000,000          911,047
SEK Sweden (Government of) bonds
      Ser. 1041, 6 3/4s, 2014              11,700,000       1,575,850  28,800,000        3,879,014   16,000,000        2,155,008
SEK Sweden (Government of) bonds
      Ser. 1039, 5 1/2s, 2002              43,900,000       5,652,468 109,400,000       14,086,104   59,100,000        7,609,586
RUB U.S. Dollar GKO Pass Through
      Structured Note (Issued by
      Deutsche Bank. The principal
      at redemption is linked to the
      bid price for the Russian
      Treasury Bill at maturity, and
      the change in the spot rate of
      the Russian Ruble from issue
      date to maturity date), zero %,
      1999 (In default) (NON)               2,810,000           3,389   8,635,000           10,413           --               --
GBP United Kingdom Treasury bonds
      Ser. 85, 9 3/4s, 2002                 6,955,000      12,939,616  12,565,000       23,376,890    5,305,000        9,869,829
GBP United Kingdom Treasury bonds
      9s, 2012                                440,000       1,012,538   1,335,000        3,072,131      890,000        2,048,088
GBP United Kingdom Treasury bonds 7s,
      2002                                  2,160,000       3,717,537   6,635,000       11,419,379    4,170,000        7,176,912
                                                        -------------                -------------                 -------------

Total Foreign Government Bonds
  and Notes (cost $67,657,104,
  $169,757,654 and $88,321,887)                           $65,211,143                 $159,516,595                   $86,026,524
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                 3.0%                         6.2%                         21.3%
U.S. GOVERNMENT AND                           Principal                  Principal                      Principal
AGENCY OBLIGATIONS (a)                         Amount           Value     Amount             Value       Amount            Value

U.S. Government Agency
Mortgage Obligations                                             1.6%                         3.4%                         12.0%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Association
  8 1/2s, July 1, 2028                      $ 575,000      $  604,107 $ 1,445,001      $ 1,518,146   $2,380,000     $  2,500,476
  6 1/2s, April 15, 2029                      405,000         403,481   1,025,000        1,021,156    1,690,000        1,683,663
Federal National Mortgage Association
  8s, TBA, April 15, 2029                     785,000         816,400   1,935,000        2,012,400    2,409,000        2,505,360
  6s, TBA, April 15, 2029                     980,000         952,433   2,080,000        2,021,490    3,635,000        3,532,747
Federal National Mortgage Association
  Adjustable Rate Mortgages 7.346s,
  July 1, 2025                                 32,242          32,565      77,721           78,498       91,890           92,809
Federal National Mortgage Association
  Pass-through Certificates
  8 1/2s, with due dates from September 1,
  2019 to February 1, 2029                  1,160,867       1,219,201   2,337,309        2,454,654    4,050,568        4,253,096
  7 1/2s, Dwarf, with due dates from
  September 1, 2010 to October 1, 2013        809,999         835,563   1,961,282        2,023,180    1,682,990        1,736,105
  7 1/2s, with due dates from
  May 1, 2003 to May 1, 2025                       --              --      28,718           29,624      787,023          811,861
  7s, Dwarf, with due dates from July 1,
  2011 to October 1, 2011                   1,272,815       1,300,257   2,446,853        2,499,608    3,829,605        3,912,171
  6 1/2s, Dwarf, with due dates from
  August 1, 2010 to September 1, 2013         350,213         353,387          --               --    1,661,924        1,676,983
  6 1/2s, with due dates from May 1, 2026
  to March 1, 2029                          6,506,396       6,475,967  15,146,120       15,075,273   13,580,620       13,516,925
  6s, Dwarf, with due dates from May 1,
  2013 to July 1, 2013                        843,156         836,832   2,061,613        2,046,151    2,531,775        2,512,787
  6s, with due dates from May 15, 2008 to
  February 15, 2029                         2,657,995       2,627,808   7,973,226        7,852,389    6,518,085        6,484,113
  5 3/4s, April 15, 2003                      495,000         499,252   1,145,000        1,154,836    1,655,000        1,669,216
Government National Mortgage Association
  8s, TBA, April 15, 2029                   1,100,000       1,146,057   2,335,000        2,432,766    4,085,000        4,256,039
Government National Mortgage Association
  Adjustable Rate Mortgages
  7s, with due dates from July 15, 2023 to
  December 15, 2027                            30,196          30,800      70,167           71,570      100,954          102,973
  5 1/2s, April 20, 2028                           --              --     419,253          419,515           --               --
Government National Mortgage Association
  Pass-through Certificates
  10s, with due dates from June 15, 2013 to
  March 1, 2029                               633,807         700,413   1,592,401        1,759,554    2,079,092        2,296,826
  9 1/2s, March 15, 2029                      275,000         299,750     680,000          741,200      845,000          921,050
  9s, March 1, 2029                           315,000         339,806     770,000          830,638      960,000        1,035,600
  8s, with due dates from May 15, 2022 to
  June 15, 2028                               599,345         625,736   2,246,290        2,341,706    3,781,417        3,942,309
  7 1/2s, with due dates from April 15,
  2022 to November 15, 2027                   400,775         413,351   1,140,124        1,176,459    2,576,477        2,658,589
  7s, with due dates from January 15, 2023
  to December 15, 2028                      3,439,546       3,521,588   8,950,914        9,099,453   14,469,879       14,703,062
  6 1/2s, with due dates from September 15,
  2023 to March 15, 2029                    3,670,502       3,655,868   9,160,797        9,124,113   12,138,154       12,089,960
                                                        -------------                -------------                 -------------
                                                           27,690,622                   67,784,379                    88,894,720

U.S. Treasury Obligations                                        1.4%                         2.9%                          9.3%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
  6 3/8s, August 15, 2027 (SEG)                    --              --          --               --      785,000          839,581
  6 1/8s, November 15, 2027 (SEG)           1,815,000       1,883,625   5,415,000        5,619,741    7,510,000        7,793,953
  5 1/2s, August 15, 2028                      10,000           9,570          --               --    2,370,000        2,268,161
  5 1/4s, February 15, 2029                 1,370,000       1,295,075   2,505,000        2,368,002    4,335,000        4,097,919
  5 1/4s, November 15, 2028                 2,608,000       2,432,377   8,319,000        7,758,799    3,676,000        3,428,458
  5 1/4s, August 15, 2003 (SEG)             3,260,000       3,265,607   1,485,000        1,487,554    9,145,000        9,160,729
U.S. Treasury Notes
  5 5/8s, May 15, 2008                        770,000         783,837   1,870,000        1,903,604    2,718,000        2,766,842
  5 3/8s, June 30, 2000 (SEG)                 355,000         356,832          --               --    8,985,000        9,031,363
  5s, February 28, 2001                       620,000         620,099   1,830,000        1,830,293    2,390,000        2,390,382
  4 3/4s, November 15, 2008                   100,000          96,328          --               --    1,750,000        1,685,740
  4 3/4s, February 15, 2004                   700,000         689,283          --               --    3,995,000        3,933,837
  4 5/8s, December 31, 2000 (SEG)           5,375,000       5,338,880  22,370,000       22,219,674      375,000          372,480
  4 5/8s, November 30, 2000                   615,000         611,255   8,295,000        8,244,483    2,160,000        2,146,846
  4 1/2s, September 30, 2000                2,835,000       2,814,191   6,270,000        6,223,978   13,850,000       13,748,341
  4 1/4s, November 15, 2003                 2,710,000       2,608,811          --               --    5,990,000        5,766,333
                                                        -------------                -------------                 -------------
                                                           22,805,770                   57,656,128                    69,430,965
                                                        -------------                -------------                 -------------

Total U.S. Government and Agency
Obligations (cost $51,020,643,
 $126,654,665 and $159,859,319)                           $50,496,392                 $125,440,507                  $158,325,685
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                 0.4%                         0.8%                          2.6%
COLLATERALIZED                                Principal                  Principal                      Principal
MORTGAGE OBLIGATIONS (a)                       Amount           Value     Amount             Value       Amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Corp. Ser. 94-1,
  Class B2, 6.601s, 2025                      $    --          $   --   $ 176,606       $  173,322    $ 176,606       $  173,322
Collateralized Mortgage Obligation Trust
  Ser. 64, Class Z, 9s, 2020                  416,591         433,190   1,293,169        1,344,694    1,388,638        1,443,967
Commercial Mortgage Acceptance Corp.
  Ser. 97-ML1, Class A3, 6.57s, 2007               --              --     275,000          277,750      800,000          808,000
  Ser. 97-ML1, Class A2, 6.53s, 2007           15,000          15,178     220,000          222,613      440,000          445,225
  Ser. 98-C2, Class A1, 5.8s, 2006            155,021         153,665     353,642          350,547      518,352          513,816
  Ser. 97-ML1, Interest Only (IO), 0.962s,
  2017                                      2,214,987         116,979   4,819,694          254,540    7,454,736          393,703
Criimi Mae Commercial Mortgage Trust Ser.
  98-C1, Class A2, 7s, 2011                   190,000         173,375     375,000          342,188      705,000          643,313
Deutsche Mortgage & Asset Receiving Corp.
  Ser. 98-C1, Class X, 1.254s, 2031         2,600,038         154,885   5,620,234          334,799    8,470,389          504,584
Fannie Mae
  Ser. 89-71, Class J, 8 1/2s, 2019           465,000         491,574   1,190,000        1,258,007    1,575,000        1,665,009
  Ser. 97-61, Class CZ, 7s, 2027              201,033         199,278     508,166          503,730           --               --
  Ser. 93-240, Class B, 6.25s, 2013           188,167         187,528     491,875          490,204      653,633          651,412
First Union-Lehman Brothers Bank of
  America Ser. 98-C2, Class A1, 6.28s, 2007   445,053         448,791   1,038,458        1,047,179    1,488,297        1,500,796
Commercial Mortgage Ser. 97-C2, Class A3,
  6.65s, 2007                                 130,000         132,351     335,000          341,059      360,000          366,511
Commercial Mortgage Ser. 97-C2,
  IO, 1.092s, 2027                            774,330          61,341   1,750,874          138,702    2,686,874          212,851
Freddie Mac
  Ser. 1439, Class I, 7.5s, 2022              490,000         509,906   1,195,000        1,243,547    1,420,000        1,477,688
  Ser. 2080, Class PC, 6s, 2015               135,000         135,654     360,000          361,744      450,000          452,180
GMAC Commercial Mortgage
  Securities Inc.
  Ser. 98-C2, Class A2, 6.42s, 2008           517,725         519,080   1,231,365        1,234,588      438,180          439,327
  Ser. 98-C2, Class A1, 6.15s, 2031           198,543         199,210     455,197          456,726      673,111          675,372
  Ser. 99-C1, Class A2, 6.135s, 2033          180,000         177,525     425,000          419,156      630,000          621,338
Government National Mortgage Association
  Ser. 97-8, Class PE, 7.5s, 2027             790,000         811,231   1,920,000        1,971,600    2,285,000        2,346,409
Independent National Mortgage Corp. Ser.
  94-V, Class A1, 8.1694s, 2024               117,551         117,202     256,359          255,597           --               --
Merrill Lynch Mortgage Investors, Inc.
  Ser. 97-C2, Class A2, 6.54s, 2029           655,000         665,439   1,505,000        1,528,986    2,340,000        2,377,294
Morgan Stanley Capital I
  Ser. 96-WF1, Class A2, 7.218s, 2006         260,000         270,156     915,000          950,742    1,370,000        1,423,516
  Ser. 98-WF1, Class A2, 6.54, 2008           135,000         136,914     325,000          329,608      405,000          410,743
  Ser. 98-HF1, Class A2, 6.52, 2008           525,000         530,373   1,295,000        1,308,254           --               --
                                                        -------------                -------------                 -------------

Total Collateralized Mortgage Obligations
  (cost $6,798,799, $17,420,162
  and $19,903,906)                                         $6,640,825                  $17,139,882                   $19,546,376
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                 0.2%                         0.4%                          1.8%
ASSET-BACKED                                  Principal                  Principal                      Principal
SECURITIES (a)                                 Amount           Value     Amount             Value       Amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Advanta Mortgage Loan Trust Ser. 97-2,
  Class A2, 7.05s, 2021                      $336,784       $ 338,402   $ 868,986       $  873,161   $1,160,034      $ 1,165,608
Advanta Mortgage Loan Trust Ser. 97-4,
  Class A7, 6.63s, 2029                       440,000         439,708   1,075,000        1,074,286    1,275,000        1,274,153
Amresco Residential Securities Mortgage
  Loan Ser. 97-3, Class A3, 6.6s, 2018        255,550         255,930     638,876          639,824      738,257          739,353
Associates Manufactured Housing
  Ser. 96-1, Class A3, 7s, 2027                    --              --          --               --      385,000          389,632
Capita Equipment Receivables Trust Ser.
  96-1, Class A4, 6.28s, 2000                  80,000          80,225     250,000          250,703      260,000          260,731
First Plus Ser. 98, Class A, 8 1/2s, 2023     195,584         193,812     422,284          418,457      648,984          643,102
GE Capital Mortgage Services, Inc. Ser.
  96-HE2, Class A4, 7.65s, 2012               130,000         133,148     300,000          307,266      450,000          460,898
Green Tree Financial Corp. Ser. 97-2,
  Class A6, 7.24s, 2028                       380,000         389,853   1,005,000        1,031,060    1,425,000        1,461,950
Green Tree Financial Corp. Ser. 98-2,
  Class A5, 6.24s, 2016                       650,000         652,209   1,420,000        1,424,826    2,135,000        2,142,256
Green Tree Recreational Equipment & Cons.
  Ser. 97-B, Class A1, 6.55s, 2028            380,345         384,728     934,562          945,331    1,111,150        1,123,954
Green Tree Recreational Equipment & Cons.
  Ser. 98-A, Class A1C, 6.18s, 2019           470,268         471,940   1,018,914        1,022,536    2,386,967        2,395,452
Provident Bank Home Equity Loan Trust Ser.
  97-4, Class A3, 6.91s, 2029                 135,000         136,276     325,000          328,072      400,000          403,781
The Money Store Home Equity Trust Ser.
  96-A, Class A5, 6.85s, 2019                 220,000         221,306     515,000          518,058      770,000          774,572
                                                        -------------                -------------                 -------------

Total Asset-Backed Securities
  (cost $3,678,321, $8,815,389
  and $13,161,385)                                         $3,697,537                  $ 8,833,580                   $13,235,442
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                 0.2%                         0.4%                          0.3%
                                              Number of                  Number of                      Number of
PREFERRED STOCKS (a)                           Shares           Value     Shares             Value       Shares            Value
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25 preferred (PIK)           2,659       $  69,134       5,000        $ 130,000           --       $       --
CSC Holdings, Inc. Ser. M, $11.125
  cum. pfd. (PIK)                               1,616         189,072       4,016          469,872          746           87,282
California Federal Bancorp Inc. Ser. A,
  $2.281 pfd.                                   8,100         210,600      13,300          345,800       10,000          260,000
Capstar Broadcasting Inc. 144A
  $12.00 pfd. (PIK)                               596          72,116       1,614          195,294          537           64,977
Capstar Communications, Inc. Ser. E,
  $12.625 cum. pfd. (PIK)                         240          29,520         599           73,677          209           25,707
Citadel Broadcasting Inc. 144A $13.25
  cum. pfd. (PIK)                               1,936         228,932       4,662          551,282        1,513          178,912
Concentric Network Corp. Ser. B,
  13.50% pfd. (PIK)                                76          82,080         197          212,760           65           70,200
Dobson Communications Corp. 144A
  $12.25 pfd. (PIK)                                99          88,110         252          224,280           --               --
Fresenius Medical Capital Trust I company
  guaranty, Ser. D, 9.00% pfd. (Germany)          630         655,200       1,380        1,435,200          610          634,400
Fresenius Medical Capital Trust II company
  guaranty 7.875%, pfd. (Germany)                 405         398,419       1,000          983,750          320          314,800
Global Crossing Holdings $10.50 pfd.            3,290         379,173       8,390          966,948        2,860          329,615
ICG Holdings, Inc., 144A $14.00 pfd.
  (Canada) (PIK)                                   55          57,200         940          977,600          113          117,520
IXC Communications, Inc. $12.50 pfd.(PIK)         102         112,200         273          300,300           82           90,201
Intermedia Communication Ser. B,
  $13.50 pfd. (PIK)                               251         268,570         760          813,200          251          268,570
NEXTEL Communications, Inc. Ser. D,
  13.00% cum. pfd. (PIK)                           46          51,520         164          183,680           46           51,520
NEXTEL Communications, Inc. Ser. E,
  $11.125 pfd. (PIK)                               58          59,160         139          141,780           50           51,000
Nebco Evans Holding Co. 144A
  $11.25 pfd. (PIK)                             1,113          38,955       2,788           97,580          891           31,185
Nextlink Communications, Inc. 144A $7.00
  cum. pfd.(PIK)                                7,871         421,099      21,583        1,154,691        3,006          160,821
Paxson Communications Corp. 13.25%
  cum. pfd. (PIK)                                  24         200,400          61          509,350           20          167,000
Public Service Co. of New Hampshire $2.651
  1st mtge. pfd.                                1,740          45,240       9,471          246,246        1,740           45,240
Spanish Broadcasting Systems 14.25%
  cum. pfd. (PIK)                                 234         250,380         593          634,510          193          206,510
Spanish Broadcasting Systems 144A
  $14.25 pfd.(PIK)                                 --              --          --               --            5            5,350
TCR Holding Corp. Ser. B, zero %, pfd.         19,802           1,188      50,551            3,033       16,797            1,008
Viatel, Inc. Ser. A, $10.00 cv. pfd.(PIK)         176          25,520         452           65,540          144           20,880
WinStar Communications, Inc. 144A $14.25
  cum. pfd.(PIK)                                  140         112,000         340          272,000          120           96,000
                                                        -------------                -------------                 -------------

Total Preferred Stocks
  (cost $4,151,718, $11,337,796
  and $3,302,584)                                          $4,045,788                  $10,988,373                    $3,278,698
--------------------------------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS                                      GROWTH                     BALANCED                    CONSERVATIVE
OUTSTANDING (a)                 Expiration                       0.1%                         0.3%                          0.4%
(cost $1,953,030,                    Date/     Contract                   Contract                      Contract
$4,851,729 and $2,586,011)    Strike Price      Amount          Value      Amount            Value       Amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond         May 99/
  Futures Contracts (Call)         115.0    1,500,000     $ 2,193,277   3,700,000       $5,410,084    2,000,000       $2,924,370
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                  --%                          --%                           --%
CONVERTIBLE                                   Number of                  Number of                      Number of
PREFERRED STOCKS (a)                           Shares           Value     Shares             Value       Shares            Value
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp. $3.00
  cv. cum. pfd.                                   800        $ 76,500       2,000        $ 191,250          700        $  66,938
Chesapeake Energy Corp. $3.50
  cum. cv. pfd.                                   720           9,180       1,810           23,078          600            7,650
K mart Financing $3.875
  cum. cv. pfd.                                 7,930         471,835       7,830          465,885        1,415           84,193
Paxson Communications Corp. 144A
$9.75 cv. pfd. (PIK)                               10          96,000          20          192,000           10           96,000
                                                        -------------                -------------                 -------------

Total Convertible Preferred Stocks
  (cost $743,112, $1,017,403
  and $295,420)                                              $653,515                    $ 872,213                     $ 254,781
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                  --%                          --%                           --%
CONVERTIBLE BONDS                             Principal                  Principal                      Principal
AND NOTES (a)                                  Amount           Value     Amount             Value       Amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. cv. sub. notes 6s,
  2001                                       $340,000        $435,625    $360,000        $ 461,250     $ 55,000        $  70,469
GST Telecommunications, Inc. cv. sr.
  disc. notes stepped-coupon zero %
  (13 7/8s, 12/15/00), 2005 (STP)              21,000          22,890      59,000           64,310       17,000           18,530
HEALTHSOUTH Corp. cv. sub. deb.
  3 1/4s, 2003                                110,000          89,513     270,000          219,713      100,000           81,375
Integrated Device Technology, Inc. cv.
  sub. notes 5 1/2s, 2002                      40,000          28,350     115,000           81,506       35,000           24,647
                                                        -------------                -------------                 -------------

Total Convertible Bonds and Notes
  (cost $576,291, $830,435
  and $191,879)                                              $576,378                    $ 826,779                     $ 195,021
--------------------------------------------------------------------------------------------------------------------------------


                                                    GROWTH                     BALANCED                    CONSERVATIVE
                                                                  --%                         0.1%                          0.1%
                         Expiration           Number of                  Number of                      Number of
WARRANTS(a) (NON)           Date               Warrants         Value     Warrants           Value       Warrants          Value
--------------------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc.     2/3/08               220         $ 7,040         570        $  18,240          190          $ 6,080
Bestel SA (Mexico)          5/15/05               100             100         220              220           90               90
Birch Telecommunications,
  Inc. 144A                 6/15/08               100             500         240            1,200           80              400
Cellnet Data Systems,
  Inc.                      9/15/07               285           5,700         645           12,900          210            4,200
Club Regina, Inc. 144A      12/1/04                55              55         140              140           40               40
Colt Telecommunications
  Group PLC                12/31/06               300         157,500         725          380,625          250          131,250
Colt Telecommunications
  Group PLC                12/15/07                30           9,000          75           22,500           30            9,000
Concentric Network Corp.    10/1/00               742             186       1,957              489          675              169
Covad Communications
  Group 144A (PIK)          3/15/08               135         121,635         330          297,330          115          103,615
DTI Holdings Inc.            3/1/08             3,025              30       7,225               72        2,400               24
Diva Systems Corp.          5/15/06                75          18,150         220           53,240           75           18,150
Diva Systems Corp.           3/8/08             1,464          19,032       3,693           48,009        1,209           15,717
EOP Operating Ltd.
  Partnership               6/15/08               350             875         750            1,875        1,160            2,900
Epic Resorts                6/16/05               100               1         250                3           80                1
Esat Holdings, Inc.
  (Ireland)                  2/1/07                75           5,438         205           14,863           65            4,713
Firstworld Communication    4/15/08               430           4,300       1,080           10,800          360            3,600
Globalstar
  Telecommunications        2/15/04               100           4,500         300           13,500           90            4,050
Hyperion Telecommunications
  144A                      4/15/01               400          20,580         850           43,733          200           10,290
ICG Communications         10/15/05               429           8,580         858           17,160          330            6,600
Interact Systems, Inc.       8/1/03               100               1         300                3           90                1
Intermedia Communications    6/1/00               100           9,025         350           31,588           --               --
International Wireless
  Communications Holdings
  144A                      8/15/01                40              --         115                1           40               --
KMC Telecom Holdings, Inc.  4/15/08               200             500         500            1,250          175              438
Knology Holdings, Inc.
  144A                     10/15/07               285             428         720            1,080          210              315
Long Distance
  International, Inc.
  144A                      4/15/08                80             200         190              475           70              175
Mediq Inc.                   6/1/09               120               1         290                3          100                1
MGC Communications, Inc.
   144A                     10/1/04                20             685          55            1,884           15              514
McCaw International Ltd.    4/15/07                10              40          20               80           10               40
Onepoint Communications,
   Inc.                      6/1/08                60              60         130              130           50               50
Orbital Imaging Corp. 144A   3/1/05               115           4,600         300           12,000          100            4,000
Pathnet, Inc. 144A          4/15/08               190           1,900         490            4,900          160            1,600
Paxson Communications
  Corp. 144A                6/30/03               320               3         640                6          320                3
Powertel, Inc.               2/1/06                --              --       1,600            6,400           --               --
Rhythms Netcon 144A         5/15/08             1,120          44,800       2,880          115,200          960           38,400
Startec Global
  Communications Corp.      5/15/08               110             110         280              280           90               90
Spanish Broadcasting
  Systems 144A              6/30/99                80          16,400         220           45,100           75           15,375
Sterling Chemicals
  Holdings                  8/15/08                35             700         110            2,200           30              600
Telehub Communications
  Corp.                     7/31/05                80              80         200              200           70               70
Transamerican Refining
  Corp.                     6/30/03               120              --         290               --          100               --
UIH Australia/Pacific,
  Inc. 144A                 5/15/06                --              --         610              610          200              200
Versatel B.V. 144A
  (Netherlands)             5/15/08               160          11,200         410           28,700          130            9,100
Wireless One, Inc.         10/19/00               450               5       1,050               11          375                4
                                                        -------------                -------------                 -------------

Total Warrants (cost $157,885,
  $368,403 and $139,002)                                     $473,940                   $1,189,000                      $391,865
--------------------------------------------------------------------------------------------------------------------------------


                                                       GROWTH                     BALANCED                    CONSERVATIVE
UNITS(a)                                                          --%                          --%                           --%
(cost $210,000,                               Number of                  Number of                      Number of
$520,000 and $180,000)                          Units           Value      Units             Value        Units            Value
--------------------------------------------------------------------------------------------------------------------------------
Carrier 1 144A unit 13 1/4s, 2009                 210      $  219,975         520        $ 544,700          180        $ 188,550
--------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                     BALANCED                    CONSERVATIVE
                                                                 7.7%                         6.7%                          9.4%
                                              Principal                  Principal                      Principal
SHORT-TERM INVESTMENTS (a)                     Amount           Value     Amount             Value       Amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Corporate Asset Funding Co. Inc.
  effective yield of 4.87%,
  May 3, 1999                             $25,000,000    $ 24,891,778 $25,000,000     $ 24,891,778      $    --          $    --
Corporate Receivables Corp.
  effective yield of 4.85%,
  April 26, 1999                                   --              --  25,000,000       24,915,799   14,935,332       14,885,030
Federal Home Loan Mortgage
  Association effective yield
  of 4.72%, April 14, 1999                 25,000,000      24,957,389          --               --           --               --
General Electric Capital Corp.
  effective yield of 4.82%,
  April 7, 1999                                    --              --  25,000,000       24,979,917           --               --
U.S. Treasury Bills zero %, June 10,
  1999 (SEG)                                7,750,000       7,655,695  10,670,000       10,577,260           --               --
Interest in $500,000,000 joint tri-party
  repurchase agreement dated
  March 31, 1999 with Goldman
  Sachs & Co. due April 1, 1999 with
  respect to various U.S. Treasury
  obligations -- maturity value of
  $51,470,005, $50,779,911, and
  $30,004,083 for an effective yield of
  4.90%                                    51,463,000      51,463,000  50,773,000       50,773,000   30,000,000       30,000,000
Interest in $500,000,000 joint
  repurchase agreement dated
  March 31, 1999 with Salomon, Smith
  Barney Inc. due April 1, 1999 with
  respect to various U.S. Treasury
  obligations -- maturity value of
  $20,534,823, for an effective yield of
  4.95%                                    20,532,000      20,532,000          --               --           --               --
Interest in $400,000,000 joint
  repurchase agreement dated
  March 31, 1999 with SBC Warburg
  Securities due April 1, 1999 with
  respect to various U.S. Treasury
  obligations -- maturity value of
  $25,129,420, for an effective yield
  of 4.90%                                         --              --          --               --   25,126,000       25,126,000
                                                        -------------                -------------                 -------------

Total Short-Term Investments
  (cost $129,499,862, $136,137,754
  and $70,011,030)                                       $129,499,862                 $136,137,754                   $70,011,030
--------------------------------------------------------------------------------------------------------------------------------
Total Investments
  (cost $1,444,723,322, $1,817,977,027 and
  $711,722,242)                                        $1,688,289,324               $2,047,504,071                  $751,024,744
--------------------------------------------------------------------------------------------------------------------------------

   (a) Percentages indicated are based on net assets as follows:
------------------------------------------------------------
       Growth portfolio               $1,680,476,891
       Balanced portfolio              2,022,044,363
       Conservative portfolio            744,060,052
------------------------------------------------------------

   (b) The aggregate identified cost on a tax basis is as follows:

                                         Aggregate         Gross Unrealized      Gross Unrealized         Unrealized
                                     Identified Cost         Appreciation           Depreciation         Appreciation
--------------------------------------------------------------------------------------------------------------------------------
      Growth portfolio               $1,449,299,322          $296,183,037           $57,193,035          $238,990,002
      Balanced portfolio              1,821,937,893           299,780,341            74,214,163           225,566,178
      Conservative portfolio            712,239,949            58,744,300            19,959,505            38,784,795
--------------------------------------------------------------------------------------------------------------------------------

 (NON) Non-income-producing security.

 (STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

 (RES) Restricted, excluding 144A securities, as to public resale. Covad Communications Group 144A warrants was acquired on various dates from 7/7/98 to 8/26/98 with a cost of $5,521, $13,511 and $4,709 for Growth, Balanced and
       Conservative portfolios, respectively. The total market value of restricted securities held by the fund did not exceed 0.1% of each fund's net assets.

 (PIK) Income may be received in cash or additional securities at the discretion of the issuer.

 (SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1999.

   (R) Real Estate Investment Trust.

       144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

       ADR, ADS or GDR after the name of a foreign holding stands for American Depository Receipts, American Depository Shares
       or Global Depository Receipts Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

       TBA after the name of a security represents to be announced securities (Note 1).

       FLIRB represents Front Loaded Interest Reduction Bond.

       The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at March 31, 1999, which are subject to change based on the terms of the security.

       Diversification by Country

       Distribution of investments by country of issue at March 31, 1999: (as percentage of Market Value) (Unaudited)

       Growth portfolio
       ----------------------
       Australia         1.0%
       Canada            1.3
       Finland           1.0
       France            1.9
       Germany           1.2
       Ireland           1.0
       Italy             1.2
       Japan             2.7
       Netherlands       1.7
       Sweden            1.0
       Switzerland       1.2
       United Kingdom    4.0
       United States    80.1
       Other             0.7
       ----------------------
       Total           100.0%

       Distribution of investments by country of issue at March 31, 1999: (as percentage of Market Value) (Unaudited)

       Balanced portfolio
       ----------------------
       Australia         1.0%
       Canada            1.7
       Finland           1.0
       France            2.0
       Germany           1.5
       Ireland           1.0
       Italy             1.8
       Japan             2.8
       Netherlands       2.5
       Spain             1.0
       Sweden            1.3
       Switzerland       1.2
       United Kingdom    5.0
       United States    75.2
       Other             1.0
       ----------------------
       Total           100.0%


       Distribution of investments by country of issue at March 31, 1999: (as percentage of Market Value) (Unaudited)

       Conservative portfolio
       ----------------------
       Australia         1.0%
       Canada            1.8
       Denmark           1.0
       France            1.7
       Germany           1.0
       Italy             2.3
       Japan             2.2
       Netherlands       3.1
       Spain             1.0
       Sweden            1.7
       Switzerland       1.0
       United Kingdom    4.9
       United States    75.6
       Other             1.7
       ----------------------
       Total           100.0%


-----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 1999 (Unaudited)                                         GROWTH
(aggregate face value $160,006,750)
                                                                                        Unrealized
                                                Aggregate Face        Delivery         Appreciation/
                             Market Value           Value               Date          (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars          $   450,839          $   452,653           6/16/99        $   (1,814)
British Pounds               23,901,898           23,968,522           6/16/99           (66,624)
Danish Krone                  1,982,595            2,013,023           6/16/99           (30,428)
Euro Dollar                  49,660,705           50,446,046           6/16/99          (785,341)
Japanese Yen                 49,039,143           47,388,864           6/16/99         1,650,279
New Zealand Dollar              492,355              484,147           6/16/99             8,208
Norwegian Krone                 967,232              947,981           6/16/99            19,251
Swedish Krona                33,518,578           33,735,278           6/16/99          (216,700)
Swiss Franc                     557,366              570,236           6/16/99           (12,870)
-----------------------------------------------------------------------------------------------------
                                                                                      $  563,961
-----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at March 31, 1999 (Unaudited)                                         GROWTH
(aggregate face value $227,972,105)
                                                                                        Unrealized
                               Market           Aggregate Face        Delivery         Appreciation/
                               Value                Value               Date          (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars         $  2,618,076         $  2,591,959           6/16/99       $   (26,117)
British Pounds               11,789,841           11,920,020           7/14/99           130,179
British Pounds               43,662,083           43,756,863           6/16/99            94,780
Canadian Dollar               8,451,863            8,367,992           6/16/99           (83,871)
Danish Krone                  1,415,443            1,446,360           6/16/99            30,917
Euro Dollar                 111,629,911          113,277,132           6/16/99         1,647,221
Greek Drachma                 3,347,325            3,413,553           6/16/99            66,228
Japanese Yen                 23,440,781           22,641,481           6/16/99          (799,300)
New Zealand Dollar            4,428,836            4,339,890           6/16/99           (88,946)
Swedish Krona                 6,197,691            6,248,955           6/16/99            51,264
Swiss Franc                   9,744,212            9,967,900           6/16/99           223,688
-----------------------------------------------------------------------------------------------------
                                                                                     $ 1,246,043
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 1999 (Unaudited)                                         GROWTH
                                                                                        Unrealized
                                                Aggregate Face        Expiration       Appreciation/
                             Total Value            Value               Date          (Depreciation)
-----------------------------------------------------------------------------------------------------
ASX Index (short)           $ 1,413,541           $1,435,224            Jun-99         $  21,683
CAC 40 (short)                7,427,578            7,309,511            Apr-99          (118,067)
DAX Index (long)             20,923,800           21,818,357            Jun-99          (894,557)
Euro-Bund (short)             3,063,750            3,073,753            Jun-99            10,003
FT-SE 100 Index (short)      26,866,283           26,282,185            Jun-99          (584,098)
Gilt 10yr (short)            14,938,379           14,810,288            Jun-99          (128,091)
JGB 10yr (long)              72,373,938           71,341,417            Jun-99         1,032,521
MIB 30 Index (short)          7,280,416            7,027,334            Jun-99          (253,082)
Nasdaq 100 (short)           13,175,000           12,636,794            Jun-99          (538,206)
Nikkei 225 (short)           10,661,175           10,772,368            Jun-99           111,193
Russell 2000 (short)         45,030,500           45,254,140            Jun-99           223,640
S & P Index (short)          43,002,225           43,318,121            Jun-99           315,896
US Treasury Note
  10yr (long)                33,259,375           33,315,825            Jun-99           (56,450)
-----------------------------------------------------------------------------------------------------
                                                                                       $(857,615)
-----------------------------------------------------------------------------------------------------

TBA Sale Commitments
at March 31, 1999 (Unaudited)                                           GROWTH
(Proceeds receivable $2,100,312)
                                                  Settlement           Market
Agency                    Principal Amount           Date              Value
-----------------------------------------------------------------------------------------------------

GNMA, 7s, April 2029         $2,068,000             4/22/99         $2,099,661
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy
at March 31, 1999 (Unaudited)                                         BALANCED
(aggregate face value $281,083,765)
                                                                                        Unrealized
                                                Aggregate Face       Delivery          Appreciation/
                            Market Value            Value              Date           (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars         $    476,238         $    478,155          6/16/99         $   (1,917)
British Pounds               29,603,563           29,687,654          6/16/99            (84,091)
Danish Krone                  2,440,006            2,476,925          6/16/99            (36,919)
Euro Dollar                 108,368,526          110,103,957          6/16/99         (1,735,431)
Japanese Yen                 97,155,530           93,892,828          6/16/99          3,262,702
New Zealand Dollar              604,740              594,663          6/16/99             10,077
Norwegian Krone               1,194,590            1,170,172          6/16/99             24,418
Swedish Krona                41,023,294           41,288,590          6/16/99           (265,296)
Swiss Franc                   1,359,430            1,390,821          6/16/99            (31,391)
-----------------------------------------------------------------------------------------------------
                                                                                      $1,142,152
-----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at March 31, 1999 (Unaudited)                                         BALANCED
(aggregate face value $367,382,108)
                                                                                       Unrealized
                                Market          Aggregate Face       Delivery         Appreciation/
                                Value               Value              Date          (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars         $  6,512,418         $  6,449,724          6/16/99         $  (62,694)
British Pounds               15,156,066           15,323,413          7/14/99            167,347
British Pounds               68,668,992           68,799,946          6/16/99            130,954
Canadian Dollar              11,768,314           11,652,180          6/16/99           (116,134)
Danish Krone                  3,477,279            3,553,232          6/16/99             75,953
Euro Dollar                 172,836,932          175,471,466          6/16/99          2,634,534
Greek Drachma                 6,863,499            6,989,890          6/16/99            126,391
Japanese Yen                 41,268,847           39,858,345          6/16/99         (1,410,502)
New Zealand Dollar           10,929,094           10,709,600          6/16/99           (219,494)
Swedish Krona                15,443,049           15,570,419          6/16/99            127,370
Swiss Franc                  12,713,157           13,003,893          6/16/99            290,736
-----------------------------------------------------------------------------------------------------
                                                                                      $1,744,461
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 1999 (Unaudited)                                         BALANCED
                                                                                       Unrealized
                                                Aggregate Face       Expiration       Appreciation/
                            Total Value             Value              Date          (Depreciation)
-----------------------------------------------------------------------------------------------------
ASX Index (short)          $  1,978,957         $  2,009,313          Jun-99          $   30,356
CAC 40 (short)               10,128,516            9,968,883          Apr-99            (159,633)
DAX Index (long)             25,370,108           26,454,758          Jun-99          (1,084,650)
Euro-Bund (short)             8,333,400            8,360,609          Jun-99              27,209
FT-SE 100 Index (short)      32,666,958           31,931,884          Jun-99            (735,074)
Gilt 10yr (short)            41,033,270           40,681,426          Jun-99            (351,844)
JGB 10yr (long)             111,901,243          110,186,786          Jun-99           1,714,457
MIB 30 Index (short)          9,444,864            9,116,541          Jun-99            (328,323)
Nasdaq 100 (short)           22,525,000           21,596,558          Jun-99            (928,442)
Nikkei 225 (short)           13,508,571           13,655,695          Jun-99             147,124
Russell 2000 (short)         57,184,750           57,470,469          Jun-99             285,719
S & P Index (short)          68,868,225           69,111,166          Jun-99             242,941
US Treasury Note
  10yr (long)                51,838,750           51,980,690          Jun-99            (141,940)
-----------------------------------------------------------------------------------------------------
                                                                                     $(1,282,100)
-----------------------------------------------------------------------------------------------------

TBA Sale Commitments
at March 31, 1999 (Unaudited)                                         BALANCED
(Proceeds receivable $4,453,515)
                                                 Settlement          Market
Agency                    Principal Amount          Date             Value
-----------------------------------------------------------------------------------------------------
GNMA, 7s, April 2029         $4,385,000            4/22/99         $4,452,134
-----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy
at March 31, 1999 (Unaudited)                                         CONSERVATIVE
(aggregate face value $57,093,752)
                                                                                         Unrealized
                                                Aggregate Face       Delivery           Appreciation/
                            Market Value              Value            Date            (Depreciation)
-----------------------------------------------------------------------------------------------------
Danish Krone                 $    1,457           $    1,476         6/16/99            $    (19)
Euro Dollar                  34,471,857           35,051,825         6/16/99            (579,968)
Japanese Yen                 22,801,013           22,040,451         6/16/99             760,562
-----------------------------------------------------------------------------------------------------
                                                                                        $180,575
-----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at March 31, 1999 (Unaudited)                                         CONSERVATIVE
(aggregate face value $225,315,724)
                                                                                         Unrealized
                               Market           Aggregate Face       Delivery           Appreciation/
                               Value                Value              Date            (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars         $  6,461,266         $  6,353,736         6/16/99         $  (107,530)
British Pounds               35,389,855           35,426,253         6/16/99              36,398
Canadian Dollar               7,304,228            7,231,313         6/16/99             (72,915)
Danish Krone                  4,138,793            4,218,689         6/16/99              79,896
Euro Dollar                 103,369,544          105,071,404         6/16/99           1,701,860
Greek Drachma                 3,412,853            3,472,268         6/16/99              59,415
Japanese Yen                 40,415,872           39,219,600         6/16/99          (1,196,272)
New Zealand Dollar            5,272,957            5,167,058         6/16/99            (105,899)
Swedish Krona                12,904,257           12,999,484         6/16/99              95,227
Swiss Franc                   6,022,274            6,155,919         6/16/99             133,645
-----------------------------------------------------------------------------------------------------
                                                                                     $   623,825
-----------------------------------------------------------------------------------------------------

Futures Contracts Outstanding
at March 31, 1999 (Unaudited)                                         CONSERVATIVE
                                                                                         Unrealized
                                                Aggregate Face      Expiration          Appreciation/
                            Total Value             Value              Date            (Depreciation)
-----------------------------------------------------------------------------------------------------
ASX Index (short)           $ 1,036,597          $ 1,052,498          Jun-99           $  15,901
CAC 40 Index (short)          3,151,094            3,101,006          Apr-99             (50,088)
DAX Index (long)              6,931,009            7,227,331          Jun-99            (296,322)
Euro-Bund (short)             2,451,000            2,459,002          Jun-99               8,002
FT-SE 100 (short)            13,229,609           12,940,458          Jun-99            (289,151)
Gilt (short)                 17,396,594           17,247,425          Jun-99            (149,169)
JGB 10yr (long)              48,991,589           48,036,865          Jun-99             954,724
MIB 30 Index (short)          1,770,912            1,714,839          Jun-99             (56,073)
Nasdaq 100 (short)           14,875,000           14,268,176          Jun-99            (606,824)
Nikkei 225 (short)            6,423,192            6,523,561          Jun-99             100,369
Russell 2000 Index
  (short)                    16,537,750           16,620,521          Jun-99              82,771
S & P Index (short)          13,256,325           13,290,600          Jun-99              34,275
US Treasury Notes
  10yr (long)                11,927,500           11,983,157          Jun-99             (55,657)
-----------------------------------------------------------------------------------------------------
                                                                                       $(307,242)
-----------------------------------------------------------------------------------------------------

TBA Sale Commitments
at March 31, 1999 (Unaudited)                                         CONSERVATIVE
(Proceeds receivable $7,784,765)
                                                  Settlement         Market
Agency                     Principal Amount          Date            Value
-----------------------------------------------------------------------------------------------------
GNMA, 7s, April 2029         $7,665,000             4/22/99        $7,782,351
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.







Statement of assets and liabilities
March 31, 1999 (Unaudited)
Putnam Asset Allocation: Growth Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,372,728,322) (Note 1)                                        $1,616,294,324
-----------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $71,995,000) (Note 1)                                               71,995,000
-----------------------------------------------------------------------------------------------
Cash                                                                                    746,792
-----------------------------------------------------------------------------------------------
Foreign currency (cost $4,459,778)                                                    3,018,887
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             5,132,827
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,308,838
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       15,997,646
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        3,946,757
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                      1,394,453
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,720,835,524

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            665,174
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   904,872
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     16,305,934
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           13,869,602
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,464,491
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              503,138
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            19,445
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,495
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,059,283
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           2,136,753
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           101,528
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $2,100,312)                      2,099,661
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  224,257
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    40,358,633
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,680,476,891

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,360,947,264
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (216,799)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                           76,823,022
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        242,923,404
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,680,476,891

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($756,209,556 divided by 54,336,313 shares)                                              $13.92
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.92)*                                  $14.77
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($468,913,836 divided by 34,105,378 shares)**                                            $13.75
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($101,981,686 divided by 7,475,829 shares)**                                             $13.64
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($63,948,313 divided by 4,650,297 shares)                                                $13.75
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.75)*                                  $14.25
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($289,423,500 divided by 20,682,411 shares)                                              $13.99
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Putnam Asset Allocation: Growth Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $42,287)                                           $  9,790,721
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $145,257)                                            6,394,606
-----------------------------------------------------------------------------------------------
Total investment income                                                              16,185,327

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,702,740
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,575,841
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        13,867
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,979
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   871,028
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,191,698
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   494,106
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   221,835
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  61,116
-----------------------------------------------------------------------------------------------
Registration fees                                                                        79,652
-----------------------------------------------------------------------------------------------
Auditing                                                                                 36,666
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,163
-----------------------------------------------------------------------------------------------
Postage                                                                                 151,538
-----------------------------------------------------------------------------------------------
Other                                                                                    52,597
-----------------------------------------------------------------------------------------------
Total expenses                                                                       11,467,826
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (140,797)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         11,327,029
-----------------------------------------------------------------------------------------------
Net investment income                                                                 4,858,298
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     64,586,953
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      17,034,174
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (2,825,185)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  1,319,160
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts and TBA sale commitments during the period                                202,349,901
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             282,465,003
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $287,323,301
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $    4,858,298  $   12,340,501
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        78,795,942      38,400,533
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                        203,669,061    (159,749,944)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           287,323,301    (109,008,910)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,108,856)     (5,451,260)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (302,109)     (1,452,810)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (91,915)       (354,049)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (215,219)       (255,177)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (2,230,591)     (2,655,086)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (13,947,178)    (33,520,017)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (9,163,974)    (23,158,050)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (2,091,072)     (4,660,281)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,224,056)     (2,405,966)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (4,648,483)    (13,951,480)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   102,886,480     346,133,424
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        351,186,328     149,260,338

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,329,290,563   1,180,030,225
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income and undistributed
net investment income of $216,799 and
$2,873,593, respectively)                                                        $1,680,476,891  $1,329,290,563
---------------------------------------------------------------------------------------------------------------

 * Unaudited





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                         March 31                                                                          Feb. 8, 1994+
operating performance           (Unaudited)                          Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.76           $13.64           $11.41           $10.06            $8.43            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .06              .15              .17              .18              .18(d)           .10(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          2.47            (1.06)            2.69             1.63             1.53             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.53             (.91)            2.86             1.81             1.71             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.10)            (.14)            (.16)            (.19)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.27)            (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.37)            (.97)            (.63)            (.46)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.92           $11.76           $13.64           $11.41           $10.06            $8.43
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.79*           (7.01)           26.25            18.75            20.45             (.82)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $756,209         $602,273         $486,107         $210,531         $122,228          $43,669
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .62*            1.31             1.39             1.45             1.49(d)           .78(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .44*            1.13             1.42             1.72             1.98(d)          1.31(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             48.70*          146.58            99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                         March 31                                                                          Feb. 16, 1994+
operating performance           (Unaudited)                          Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.59           $13.47           $11.29            $9.97            $8.39            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .01              .05              .08              .10              .11(d)           .06(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          2.43            (1.05)            2.67             1.64             1.52             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.44            (1.00)            2.75             1.74             1.63             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.01)            (.05)            (.10)            (.15)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.27)            (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.28)            (.88)            (.57)            (.42)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.75           $11.59           $13.47           $11.29            $9.97            $8.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.26*           (7.72)           25.23            18.04            19.57            (1.29)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $468,914         $385,645         $357,501         $199,871         $116,263          $50,664
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.00*            2.06             2.14             2.21             2.23(d)          1.21(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .06*             .40              .68              .95             1.22(d)           .80(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             48.70*          146.58            99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                         March 31                                                                          Sept. 1, 1994+
operating performance           (Unaudited)                          Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.50           $13.38           $11.24            $9.93            $8.39            $8.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .01              .05              .08              .10              .11(d)           .01(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          2.41            (1.04)            2.65             1.63             1.51             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.42             (.99)            2.73             1.73             1.62             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.01)            (.06)            (.12)            (.15)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.27)            (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.28)            (.89)            (.59)            (.42)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.64           $11.50           $13.38           $11.24            $9.93            $8.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.27*           (7.70)           25.31            18.01            19.46             (.83)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $101,982          $88,076          $68,749          $27,556           $7,985             $385
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.00*            2.06             2.14             2.23             2.23(d)           .15(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .06*             .41              .67              .94             1.24(d)           .14(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             48.70*          146.58            99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          March 31                                                         Feb. 3, 1995+
operating performance                            (Unaudited)                Year ended September 30                  to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.60           $13.49           $11.32           $10.01            $8.39
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                             .02              .08              .11              .12              .08(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           2.45            (1.05)            2.67             1.64             1.54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.47             (.97)            2.78             1.76             1.62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.05)            (.09)            (.14)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.27)            (.83)            (.47)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.32)            (.92)            (.61)            (.45)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.75           $11.60           $13.49           $11.32           $10.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              21.51*           (7.52)           25.63            18.21            19.31*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $63,948          $49,702          $34,381          $12,369           $3,160
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .87*            1.81             1.89             1.95             1.45(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .19*             .65              .92             1.16              .79(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              48.70*          146.58            99.96           100.93            88.36
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                         March 31                                                                         July 14, 1994+
operating performance           (Unaudited)                          Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.84           $13.72           $11.47           $10.09            $8.43            $8.22
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .07              .18              .21              .21              .17(d)           .03(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          2.48            (1.07)            2.70             1.65             1.57              .18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.55             (.89)            2.91             1.86             1.74              .21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.13)            (.16)            (.19)            (.21)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.27)            (.83)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.40)            (.99)            (.66)            (.48)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.99           $11.84           $13.72           $11.47           $10.09            $8.43
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.84*           (6.79)           26.54            19.20            20.94             2.55*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $289,424         $203,595         $233,292          $58,301          $45,150             $775
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .50*            1.06             1.14             1.21             1.28(d)           .20(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .56*            1.40             1.71             1.97             2.05(d)           .50(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             48.70*          146.58            99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,767,204,027) (Note 1)                                        $1,996,731,071
-----------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $50,773,000) (Note 1)                                               50,773,000
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,050,115
-----------------------------------------------------------------------------------------------
Foreign currency (cost $4,990,532)                                                    2,766,654
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            11,982,289
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                3,068,398
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       20,512,336
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        6,894,438
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                      1,700,316
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                       1,153,167
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,096,631,784

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     21,583,342
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           39,421,254
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,936,495
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              524,839
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            20,561
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,555
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,308,430
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           4,007,825
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           155,998
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $4,453,515)                      4,452,134
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  171,988
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    74,587,421
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,022,044,363

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,722,128,052
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          3,767,849
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                           67,522,425
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        228,626,037
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,022,044,363

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($965,277,960 divided by 79,652,779 shares)                                              $12.12
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.12)*                                  $12.86
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($558,678,342 divided by 46,346,102 shares)**                                            $12.05
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($113,148,908 divided by 9,438,894 shares)**                                             $11.99
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($67,547,492 divided by 5,582,371 shares)                                                $12.10
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.10)*                                  $12.54
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($317,391,661 divided by 26,175,122 shares)                                              $12.13
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $104,774)                                          $ 25,647,441
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $197,598)                                            7,079,484
-----------------------------------------------------------------------------------------------
Total investment income                                                              32,726,925

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,666,083
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,684,970
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        15,173
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,103
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,194,131
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,658,382
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   532,253
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   238,631
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  45,538
-----------------------------------------------------------------------------------------------
Registration fees                                                                        83,556
-----------------------------------------------------------------------------------------------
Auditing                                                                                 36,646
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,292
-----------------------------------------------------------------------------------------------
Postage                                                                                 125,089
-----------------------------------------------------------------------------------------------
Other                                                                                    54,683
-----------------------------------------------------------------------------------------------
Total expenses                                                                       13,351,530
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (155,765)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         13,195,765
-----------------------------------------------------------------------------------------------
Net investment income                                                                19,531,160
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     68,736,121
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       7,990,206
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,817,437)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  2,059,547
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts
and TBA sale commitments during the period                                          185,205,480
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             262,173,917
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $281,705,077
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   19,531,160  $   33,067,514
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        74,908,890      40,629,060
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                        187,265,027    (171,479,401)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           281,705,077     (97,782,827)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (9,015,772)    (13,459,243)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,082,063)     (4,125,880)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (642,359)       (785,030)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (459,694)       (583,502)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (2,832,930)     (4,212,140)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (14,689,181)    (51,741,621)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (8,284,024)    (32,302,821)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,662,318)     (5,432,068)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (985,347)     (3,496,761)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (3,641,867)    (16,085,456)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    90,868,336     454,601,683
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        327,277,858     224,594,334

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,694,766,505   1,470,172,171
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $3,767,849 and $269,507, respectively)                                 $2,022,044,363  $1,694,766,505
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                            For the period
Per-share                         March 31                                                                           Feb. 7, 1994+
operating performance           (Unaudited)                          Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.66           $12.28           $10.71            $9.67            $8.33            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .13              .26              .28              .29              .27(d)           .16(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.62             (.84)            2.13             1.32             1.27             (.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.75             (.58)            2.41             1.61             1.54             (.12)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.11)            (.18)            (.31)            (.28)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.18)            (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.29)           (1.04)            (.84)            (.57)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.12           $10.66           $12.28           $10.71            $9.67            $8.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.56*           (4.97)           23.82            17.41            18.73            (1.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $965,278         $846,574         $680,720         $327,326         $152,317          $54,483
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .58*            1.22             1.27             1.33             1.32(d)           .83(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.13*            2.17             2.44             2.83             2.95(d)          2.13(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             59.81*          158.14           136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                         March 31                                                                         Feb. 11, 1994+
operating performance           (Unaudited)                          Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.61           $12.23           $10.67            $9.64            $8.31            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .09              .17              .19              .21              .20(d)           .11(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.60             (.83)            2.13             1.32             1.26             (.27)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.69             (.66)            2.32             1.53             1.46             (.16)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.07)            (.10)            (.23)            (.21)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.18)            (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.25)            (.96)            (.76)            (.50)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.05           $10.61           $12.23           $10.67            $9.64            $8.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.02*           (5.70)           22.95            16.54            17.83            (1.89)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $558,678         $482,029         $442,463         $264,830         $159,230          $81,093
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .95*            1.97             2.02             2.08             2.07(d)          1.23(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .76*            1.42             1.70             2.08             2.26(d)          1.41(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             59.81*          158.14           136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                         March 31                                                                         Sept. 1, 1994+
operating performance           (Unaudited)                         Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.56           $12.18           $10.64            $9.62            $8.31            $8.41
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .09              .16              .19              .22              .20(d)           .01(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.59             (.82)            2.11             1.30             1.27             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.68             (.66)            2.30             1.52             1.47             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.07)            (.10)            (.23)            (.21)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.18)            (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.25)            (.96)            (.76)            (.50)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.99           $10.56           $12.18           $10.64            $9.62            $8.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.02*           (5.70)           22.86            16.47            17.89             (.84)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $113,149          $94,553          $70,847          $29,724          $11,921             $441
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .95*            1.97             2.02             2.09             2.09(d)           .16(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .76*            1.41             1.70             2.18             2.22(d)           .11(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             59.81*          158.14           136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          March 31                                                        Feb. 6, 1995+
operating performance                            (Unaudited)                 Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.65           $12.27           $10.71            $9.66            $8.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                             .10              .20              .22              .24              .14(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.61             (.83)            2.13             1.34             1.31
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.71             (.63)            2.35             1.58             1.45
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.08)            (.13)            (.26)            (.24)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.18)            (.86)            (.53)            (.29)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)            (.99)            (.79)            (.53)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.10           $10.65           $12.27           $10.71            $9.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              16.21*           (5.46)           23.19            17.05            17.46*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $67,547          $55,511          $44,121          $14,967           $3,509
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .83*            1.72             1.77             1.84             1.38(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .88*            1.67             1.93             2.42             1.56(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              59.81*          158.14           136.75           122.12           106.03
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                         March 31                                                                          July 5, 1994+
operating performance           (Unaudited)                          Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.67           $12.29           $10.71            $9.66            $8.33            $8.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)            .15              .29              .31              .31              .29(d)           .05(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.61             (.84)            2.14             1.34             1.26              .22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.76             (.55)            2.45             1.65             1.55              .27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.12)            (.21)            (.34)            (.31)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.18)            (.86)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.30)           (1.07)            (.87)            (.60)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.13           $10.67           $12.29           $10.71            $9.66            $8.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             16.68*           (4.74)           24.21            17.81            18.89             3.34*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $317,392         $216,100         $232,021         $126,482          $71,661          $66,081
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .45*             .97             1.02             1.08             1.07(d)           .23(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.26*            2.43             2.70             3.03             3.35(d)           .62(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             59.81*          158.14           136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $656,596,242) (Note 1)                                            $695,898,744
-----------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $55,126,000) (Note 1)                                               55,126,000
-----------------------------------------------------------------------------------------------
Cash                                                                                    321,225
-----------------------------------------------------------------------------------------------
Foreign currency (cost $1,147,633)                                                    1,065,465
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             6,984,241
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,595,902
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       14,784,419
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        2,911,406
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                         27,258
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         511,171
-----------------------------------------------------------------------------------------------
Total assets                                                                        779,225,831

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     18,625,473
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            4,581,950
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,191,632
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              279,571
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            13,740
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,423
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  498,203
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           2,107,006
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             8,472
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $7,784,765)                      7,782,351
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   74,958
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    35,165,779
-----------------------------------------------------------------------------------------------
Net assets                                                                         $744,060,052

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $682,762,965
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (5,945,485)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions  (Note 1)                                              27,600,804
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         39,641,768
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $744,060,052

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($417,550,225 divided by 39,867,447 shares)                                              $10.47
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.47)*                                  $11.11
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($184,851,606 divided by 17,713,120 shares)**                                            $10.44
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($55,516,187 divided by 5,331,856 shares)**                                              $10.41
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($23,433,473 divided by 2,244,099 shares)                                                $10.44
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.44)*                                  $10.82
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($62,708,561 divided by 5,984,358 shares)                                                $10.48
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest (net of foreign tax of $52,477)                                            $14,628,797
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $20,065)                                             1,296,237
-----------------------------------------------------------------------------------------------
Total investment income                                                              15,925,034

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,319,909
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,253,860
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         8,088
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          4,851
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   500,208
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   876,838
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   262,650
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    80,762
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  14,672
-----------------------------------------------------------------------------------------------
Registration fees                                                                        30,897
-----------------------------------------------------------------------------------------------
Auditing                                                                                 34,333
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,864
-----------------------------------------------------------------------------------------------
Postage                                                                                  45,970
-----------------------------------------------------------------------------------------------
Other                                                                                    20,440
-----------------------------------------------------------------------------------------------
Total expenses                                                                        5,457,342
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (77,572)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          5,379,770
-----------------------------------------------------------------------------------------------
Net investment income                                                                10,545,264
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     11,624,766
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                                7,221,442
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           9,993,897
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  1,012,935
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts
and TBA sale commitments during the period                                           25,647,616
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              55,500,656
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $66,045,920
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 10,545,264    $ 20,081,572
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        28,840,105       6,161,967
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in foreign currencies                      26,660,551     (33,757,909)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            66,045,920      (7,514,370)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (10,268,382)     (6,966,826)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,889,340)     (1,866,547)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,180,144)       (456,355)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (518,105)       (252,645)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (992,785)       (533,235)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (3,163,447)    (12,929,412)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,383,942)     (5,974,120)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (418,801)     (1,238,650)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (175,747)       (541,685)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (228,480)       (823,320)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                                  --      (3,009,400)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (1,390,513)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --        (288,303)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (126,081)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (191,633)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    78,759,017     171,400,189
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        122,585,764     127,297,094

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 621,474,288     494,177,194
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income and undistributed
net investment income of $5,945,485 and
$358,007, respectively)                                                            $744,060,052    $621,474,288
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                         March 31                                                                         Feb. 7, 1994+
operating performance           (Unaudited)                          Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.81           $10.61            $9.69            $9.19            $8.23            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .17(c)           .38(c)           .38(c)           .36              .33(d)           .18(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .84             (.45)            1.22              .68              .90             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.01             (.07)            1.60             1.04             1.23             (.21)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.27)            (.20)            (.35)            (.36)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.08)            (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --             (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.35)            (.73)            (.68)            (.54)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.47            $9.81           $10.61            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.38*           (0.69)           17.26            11.73            15.27            (2.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $417,550         $367,806         $295,239         $106,933          $57,341          $25,782
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .67*            1.39             1.38             1.47             1.22(d)           .75(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.64*            3.67             3.74             4.08             4.48(d)          2.41(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             76.55*          203.19           219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                         March 31                                                                         Feb. 18, 1994+
operating performance           (Unaudited)                          Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.78           $10.57            $9.66            $9.16            $8.22            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .13(c)           .30(c)           .30(c)           .29              .30(d)           .15(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .84             (.43)            1.22              .68              .85             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .97             (.13)            1.52              .97             1.15             (.24)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.13)            (.28)            (.29)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.08)            (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --             (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.31)            (.66)            (.61)            (.47)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.44            $9.78           $10.57            $9.66            $9.16            $8.22
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.02*           (1.32)           16.36            10.96            14.22            (2.79)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $184,852         $162,807         $138,457          $94,954          $65,783          $38,711
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.04*            2.14             2.13             2.22             1.98(d)          1.21(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.27*            2.92             2.97             3.33             3.81(d)          1.92(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             76.55*          203.19           219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                         March 31                                                                         Sept. 1, 1994+
operating performance           (Unaudited)                          Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.75           $10.56            $9.64            $9.15            $8.22            $8.33
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .13(c)           .30(c)           .29(c)           .30              .29(d)           .03(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .84             (.45)            1.24              .66              .87             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .97             (.15)            1.53              .96             1.16             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.13)            (.28)            (.29)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.08)            (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                  (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.31)            (.66)            (.61)            (.47)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.41            $9.75           $10.56            $9.64            $9.15            $8.22
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.06*           (1.51)           16.52            10.86            14.41             (.80)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $55,516          $45,740          $29,032          $16,326           $7,198             $273
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.04*            2.14             2.13             2.22             1.89(d)           .16(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.28*            2.93             2.96             3.30             3.92(d)           .48(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             76.55*          203.19           219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          March 31                                                        Feb. 7, 1995+
operating performance                            (Unaudited)                Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.78           $10.59            $9.67            $9.18            $8.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .14(c)           .33(c)           .32(c)           .33              .21(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .84             (.46)            1.24              .66              .92
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .98             (.13)            1.56              .99             1.13
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.24)            (.15)            (.31)            (.32)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.08)            (.43)            (.33)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --             (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.32)            (.68)            (.64)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.44            $9.78           $10.59            $9.67            $9.18
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              10.15*           (1.27)           16.80            11.17            13.92*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $23,433          $18,868          $12,689           $4,622           $1,366
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .92*            1.89             1.88             1.96             1.10(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.40*            3.17             3.19             3.60             2.73(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              76.55*          203.19           219.44           183.67           159.80
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                         March 31                                                                         July 14, 1994+
operating performance           (Unaudited)                          Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.82           $10.62            $9.69            $9.19            $8.23            $8.23
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .18(c)           .41(c)           .40(c)           .38              .36(d)           .07(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .84             (.45)            1.23              .68              .89               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.02             (.04)            1.63             1.06             1.25              .07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.28)            (.23)            (.37)            (.38)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.08)            (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --             (.10)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.36)            (.76)            (.70)            (.56)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.48            $9.82           $10.62            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.49*           (0.44)           17.62            11.99            15.54             1.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $62,709          $26,253          $18,760           $6,025           $1,818             $163
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .54*            1.14             1.13             1.22              .92(d)           .21(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.84*            3.93             3.96             4.45             4.93(d)          1.04(d)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             76.55*          203.19           219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation. As a result of such limitation, expenses for the period ended September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01 per share for class A, class B, class C and class Y shares, respectively.
    Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. See Sections F, G, H and I of Note 1 with respect to valuation of forward currency contracts, futures and options contracts, TBA purchase commitments and TBA sale commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which their portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the funds are unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities they own or in which it may invest to increase their current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The funds may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the funds realize a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1999, the funds had no borrowings against the line of credit.

K) Federal taxes It is the policy of each fund to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the funds to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of each fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.

The trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $140,797, $155,765, and $77,572 (for Growth Portfolio, Balance Portfolio, and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Each Trustee of the trust receives an annual Trustee fee, of which $1,210, $1,310, and $690 (for Growth Portfolio, Balance Portfolio, and Conservative Portfolio, respectively) has been allocated to the funds, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in each fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for each fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of each fund. The Plans provide for payments by the funds to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $280,465 and $25,379 from the sale of class A and class M shares, respectively and received $952,486 and $36,750 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $34,157 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended March 31, 1999, purchases and sales of investment securities other short-term investments were as follows

                                                  U.S. Government Obligations
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth
Portfolio                                     $ 96,389,897       $ 98,006,758
-----------------------------------------------------------------------------
Balanced
Portfolio                                      157,943,216        132,417,794
-----------------------------------------------------------------------------
Conservative
Portfolio                                      179,685,981        186,907,134
-----------------------------------------------------------------------------
                                                        Other Securities
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth
Portfolio                                     $696,535,164       $618,678,480
-----------------------------------------------------------------------------
Balanced
Portfolio                                    1,021,767,928        909,363,502
-----------------------------------------------------------------------------
Conservative
Portfolio                                      381,788,720        290,633,668
-----------------------------------------------------------------------------

In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class A                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,842,491       $159,011,651
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,462,044         18,874,995
-----------------------------------------------------------------------------
Shares
repurchased                                    (10,182,574)      (135,224,673)
-----------------------------------------------------------------------------
Net increase                                     3,121,961       $ 42,661,973
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,621,616       $324,604,400
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,138,681         38,573,774
-----------------------------------------------------------------------------
Shares
repurchased                                    (12,185,516)      (159,028,024)
-----------------------------------------------------------------------------
Net increase                                    15,574,781       $204,150,150
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class B                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,536,240        $45,912,169
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      703,454          8,983,098
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,402,130)       (44,340,014)
-----------------------------------------------------------------------------
Net increase                                       837,564        $10,555,253
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,551,527       $123,782,632
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,908,500         23,246,065
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,740,088)       (61,044,722)
-----------------------------------------------------------------------------
Net increase                                     6,719,939       $ 85,983,975
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class C                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        904,741        $11,606,805
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      155,976          1,979,527
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,243,921)       (16,159,641)
-----------------------------------------------------------------------------
Net decrease                                      (183,204)       $(2,573,309)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,243,937        $41,705,965
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      372,280          4,500,861
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,096,464)       (13,897,436)
-----------------------------------------------------------------------------
Net increase                                     2,519,753        $32,309,390
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class M                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        825,637        $10,407,176
-----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                      110,703          1,414,785
-----------------------------------------------------------------------------
Shares
repurchased                                       (569,491)        (7,420,229)
-----------------------------------------------------------------------------
Net increase                                       366,849        $ 4,401,732
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,169,821        $27,889,545
-----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                      209,497          2,551,663
-----------------------------------------------------------------------------
Shares
repurchased                                       (644,734)        (8,293,971)
-----------------------------------------------------------------------------
Net increase                                     1,734,584        $22,147,237
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class Y                                                                  1999
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,519,641        $74,812,009
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      530,419          6,879,074
-----------------------------------------------------------------------------
Shares
repurchased                                     (2,559,668)       (33,850,252)
-----------------------------------------------------------------------------
Net increase                                     3,490,392        $47,840,831
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,578,714        $47,181,760
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,344,667         16,606,566
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,736,367)       (62,245,654)
-----------------------------------------------------------------------------
Net increase                                       187,014        $ 1,542,672
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class A                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     16,514,311       $192,212,636
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,019,295         23,442,406
-----------------------------------------------------------------------------
Shares
repurchased                                    (18,287,272)      (215,736,491)
-----------------------------------------------------------------------------
Net increase                                       246,334       $    (81,449)
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     38,114,271       $445,949,649
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,783,912         64,542,247
-----------------------------------------------------------------------------
Shares
repurchased                                    (19,920,933)      (233,259,051)
-----------------------------------------------------------------------------
Net increase                                    23,977,250       $277,232,845
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class B                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      4,715,936        $54,433,830
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      923,478         10,638,154
-----------------------------------------------------------------------------
Shares
repurchased                                     (4,723,369)       (54,551,004)
-----------------------------------------------------------------------------
Net increase                                       916,045        $10,520,980
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     13,283,531       $155,148,314
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,069,468         34,027,927
-----------------------------------------------------------------------------
Shares
repurchased                                     (7,114,827)       (82,698,219)
-----------------------------------------------------------------------------
Net increase                                     9,238,172       $106,478,022
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class C                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,519,322        $17,445,305
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      180,726          2,071,260
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,216,704)       (14,063,342)
-----------------------------------------------------------------------------
Net increase                                       483,344        $ 5,453,223
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,021,414        $46,821,621
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      506,490          5,589,640
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,390,736)       (16,089,944)
-----------------------------------------------------------------------------
Net increase                                     3,137,168        $36,321,317
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class M                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,030,167        $11,763,554
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      120,781          1,398,806
-----------------------------------------------------------------------------
Shares
repurchased                                       (780,319)        (9,069,265)
-----------------------------------------------------------------------------
Net increase                                       370,629        $ 4,093,095
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,623,574        $30,830,284
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      330,776          3,686,141
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,337,772)       (15,551,147)
-----------------------------------------------------------------------------
Net increase                                     1,616,578        $18,965,278
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class Y                                                                  1999
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,466,017       $100,858,875
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      556,421          6,474,797
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,106,417)       (36,451,185)
-----------------------------------------------------------------------------
Net increase
(decrease)                                       5,916,021       $ 70,882,487
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,040,688       $ 59,227,754
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,817,279         20,297,598
-----------------------------------------------------------------------------
Shares
repurchased                                     (5,485,023)       (63,921,131)
-----------------------------------------------------------------------------
Net increase                                     1,372,944       $ 15,604,221
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class A                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,505,761        $97,431,599
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,290,964         13,173,524
-----------------------------------------------------------------------------
Shares
repurchased                                     (8,426,394)       (86,786,568)
-----------------------------------------------------------------------------
Net increase                                     2,370,331        $23,818,555
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class A                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,094,070       $206,991,701
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,251,230         22,562,077
-----------------------------------------------------------------------------
Shares
repurchased                                    (12,671,876)      (130,983,828)
-----------------------------------------------------------------------------
Net increase                                     9,673,424       $ 98,569,950
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class B                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,596,011        $26,493,498
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      461,602          4,692,627
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,990,089)       (20,304,475)
-----------------------------------------------------------------------------
Net increase                                     1,067,524        $10,881,650
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class B                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,012,610        $61,736,994
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      818,845          8,164,752
-----------------------------------------------------------------------------
Shares
repurchased                                     (3,281,345)       (33,719,671)
-----------------------------------------------------------------------------
Net increase                                     3,550,110        $36,182,075
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class C                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,233,111        $12,437,667
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      139,082          1,411,059
-----------------------------------------------------------------------------
Shares
repurchased                                       (729,668)        (7,460,517)
-----------------------------------------------------------------------------
Net increase                                       642,525        $ 6,388,209
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class C                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,677,788        $27,211,811
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      184,292          1,834,269
-----------------------------------------------------------------------------
Shares
repurchased                                       (923,229)        (9,460,711)
-----------------------------------------------------------------------------
Net increase                                     1,938,851        $19,585,369
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class M                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        525,024         $5,379,665
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       66,690            678,086
-----------------------------------------------------------------------------
Shares
repurchased                                       (276,395)        (2,848,775)
-----------------------------------------------------------------------------
Net increase                                       315,319         $3,208,976
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class M                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,170,382         12,071,907
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       89,518            894,846
-----------------------------------------------------------------------------
Shares
repurchased                                       (529,912)        (5,449,767)
-----------------------------------------------------------------------------
Net increase                                       729,988         $7,516,986
-----------------------------------------------------------------------------

                                                    Six months ended March 31
-----------------------------------------------------------------------------
Class Y                                                                  1999
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,665,806        $58,265,341
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      119,401          1,221,265
-----------------------------------------------------------------------------
Shares
repurchased                                     (2,475,552)       (25,024,979)
-----------------------------------------------------------------------------
Net increase                                     3,309,655        $34,461,627
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
Class Y                                                                  1998
-----------------------------------------------------------------------------
Conservative
Portfolio                                           Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,139,073        $22,281,129
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      154,113          1,548,188
-----------------------------------------------------------------------------
Shares
repurchased                                     (1,385,178)       (14,283,508)
-----------------------------------------------------------------------------
Net increase                                       908,008         $9,545,809
-----------------------------------------------------------------------------

As of March 31, 1999, Putnam Management owned the following shares,
                                                     %              Market
Fund                           Shares            Ownership          Value
-----------------------------------------------------------------------------
Growth
  Class Y                    8,029,158             38.60%       $112,327,920
-----------------------------------------------------------------------------
Balanced
  Class Y                   23,466,246             89.30%       $284,645,564
-----------------------------------------------------------------------------
Conservative
  Class A                    9,377,927             23.40%        $98,186,896
  Class M                      399,325             17.60           4,168,953
  Class Y                    5,272,649             87.90          55,257,362
-----------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Steven Oristaglio
Vice President

Ian C. Ferguson
Vice President

William J. Landes
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA060-51848-250/259/264 5/99



PUTNAM INVESTMENTS                                   [SCALE LOGO OMITTED]

------------------------------------------------------------------------
Putnam Asset Allocation Funds
Supplement to Semiannual Report dated March 31, 1999

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return
Periods ended 3/31/99
                      6 months   1 year    Life-of-fund*    Life-of-fund*
                                            cummulative    annual average

Growth Portfolio        21.84%    4.91%       105.46%          15.04%
Balanced Portfolio      16.68     3.71         90.67           13.37
Conservative Portfolio  10.49     4.85         63.41           10.02

*Inception of Y shares (9/1/94)
------------------------------------------------------------------------
Share value                         9/30/98          3/31/99
at NAV

Growth Portfolio                    $11.84           $13.99
Balanced Portfolio                   10.67            12.13
Conservative Portfolio                9.82            10.48

------------------------------------------------------------------------
Distributions           No.    Income          Capital gains       Total
                                         Long-term     Short-term
Growth Portfolio         1      $0.131    $0.267         $0.006   $0.404
Balanced Portfolio       2       0.124     0.181             --    0.305
Conservative Portfolio   2       0.277     0.082             --    0.359

------------------------------------------------------------------------


Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.